UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1.	Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

(b) Not applicable.

Semi-Annual Report
December 31, 2020
SSGA Active Trust
SPDR ® SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
SPDR S&P Global Natural Resources ETF	22.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	22.4
SPDR Portfolio TIPS ETF	12.2
SPDR S&P Global Infrastructure ETF	11.8
SPDR FTSE International Government Inflation-Protected Bond ETF	7.6
TOTAL	76.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Natural Resources	26.5%
Commodities	24.9
International Equity	14.9
Inflation Linked	12.2
Real Estate	10.9
International Fixed Income	7.6
Domestic Equity	2.8
Short Term Investments	8.9
Liabilities in Excess of Other Assets	(8.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
SPDR Portfolio S&P 500 High Dividend ETF	18.2%
SPDR Bloomberg Barclays High Yield Bond ETF	10.9
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	10.1
SPDR Blackstone / GSO Senior Loan ETF	10.1
SPDR Portfolio Intermediate Term Corporate Bond ETF	8.5
TOTAL	57.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Domestic Fixed Income	46.6%
Domestic Equity	29.3
International Equity	13.9
International Fixed Income	10.1
Short Term Investments	9.5
Liabilities in Excess of Other Assets	(9.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
SPDR S&P 500 ETF Trust	21.7%
SPDR Portfolio Developed World ex-US ETF	18.2
SPDR Portfolio Emerging Markets ETF	7.1
SPDR Bloomberg Barclays High Yield Bond ETF	7.0
SPDR Portfolio Intermediate Term Corporate Bond ETF	6.5
TOTAL	60.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Domestic Equity	33.7%
International Equity	30.4
Domestic Fixed Income	17.5
Inflation Linked	5.0
Commodities	5.0
Real Estate	2.0
International Fixed Income	1.0
Short Term Investments	29.0
Liabilities in Excess of Other Assets	(23.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Nissan Master Owner Trust Receivables ABS 0.72% 2/15/2024	3.6%
Golden Credit Card Trust ABS 0.68% 7/15/2024	2.5
Jackson National Life Global Funding 0.98% 6/27/2022	1.6
L3Harris Technologies, Inc. 0.98% 3/10/2023	1.6
Valero Energy Corp. 1.37% 9/15/2023	1.6
TOTAL	10.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	71.8%
Asset-Backed Securities	19.7
Mortgage-Backed Securities	1.8
Short-Term Investment	6.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR MFS Systematic Core Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	8.4%
Microsoft Corp.	7.6
Amazon.com, Inc.	4.4
Alphabet, Inc.	3.8
Johnson & Johnson	3.5
TOTAL	27.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Software	11.6%
Interactive Media & Services	8.5
Technology Hardware, Storage & Peripherals	8.4
Pharmaceuticals	6.3
Semiconductors & Semiconductor Equipment	4.7
Machinery	4.6
Health Care Providers & Services	4.5
Insurance	4.4
Internet & Direct Marketing Retail	4.4
Equity Real Estate Investment Trusts (REITs)	3.8
IT Services	3.6
Biotechnology	3.2
Banks	2.7
Consumer Finance	2.4
Tobacco	2.4
Media	2.2
Food Products	2.1
Electrical Equipment	2.0
Food & Staples Retailing	1.9
Road & Rail	1.8
Electric Utilities	1.7
Oil, Gas & Consumable Fuels	1.6
Multi-Utilities	1.5
Multiline Retail	1.4
Hotels, Restaurants & Leisure	1.3
Specialty Retail	1.0
Entertainment	0.9
Health Care Equipment & Supplies	0.9
Household Durables	0.9
Aerospace & Defense	0.8
Household Products	0.7
Containers & Packaging	0.7
Short Term Investments	1.0
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR MFS Systematic Growth Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Apple, Inc.	9.9%
Microsoft Corp.	7.8
Amazon.com, Inc.	6.9
Alphabet, Inc.	4.7
Facebook, Inc.	4.4
TOTAL	33.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

		% of Net Assets
	Software	20.5%
	Technology Hardware, Storage & Peripherals	9.9
	Interactive Media & Services	9.1
	IT Services	8.1
	Semiconductors & Semiconductor Equipment	7.9
	Internet & Direct Marketing Retail	6.9
	Pharmaceuticals	5.3
	Biotechnology	4.0
	Specialty Retail	3.4
	Health Care Providers & Services	3.3
	Equity Real Estate Investment Trusts (REITs)	2.9
	Entertainment	2.7
	Hotels, Restaurants & Leisure	2.2
	Tobacco	2.1
	Machinery	1.9
	Leisure Equipment & Products	1.6
	Construction & Engineering	1.5
	Media	1.2
	Food & Staples Retailing	1.1
	Multiline Retail	1.1
	Automobiles	1.0
	Insurance	0.6
	Road & Rail	0.6
	Short-Term Investment	1.1
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR MFS Systematic Value Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Johnson & Johnson	4.3%
Citigroup, Inc.	4.2
Bank of America Corp.	4.1
AGCO Corp.	3.5
Eaton Corp. PLC	3.4
TOTAL	19.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Banks	10.7%
Pharmaceuticals	7.4
Electrical Equipment	6.3
Health Care Providers & Services	5.5
Equity Real Estate Investment Trusts (REITs)	5.5
Software	4.9
Electric Utilities	4.7
Entertainment	4.2
Oil, Gas & Consumable Fuels	3.9
Machinery	3.5
Capital Markets	3.3
Semiconductors & Semiconductor Equipment	3.1
Food Products	3.0
Household Durables	2.7
Media	2.7
Insurance	2.5
Independent Power and Renewable Electricity Producers	2.3
Multiline Retail	2.3
Food & Staples Retailing	2.2
Tobacco	2.1
Road & Rail	2.1
Interactive Media & Services	2.1
Diversified Financial Services	2.1
Containers & Packaging	1.9
Diversified Telecommunication Services	1.5
Health Care Equipment & Supplies	1.4
Chemicals	1.1
Energy Equipment & Services	0.9
Biotechnology	0.9
Leisure Equipment & Products	0.9
Technology Hardware, Storage & Peripherals	0.9
IT Services	0.8
Short Term Investments	0.5
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 24.9%
Invesco DB Gold Fund (a)	25,809	$ 1,428,590
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	830,339	12,670,973
		14,099,563
DOMESTIC EQUITY — 2.8%
The Energy Select Sector SPDR Fund (b)	41,944	1,589,678
INFLATION LINKED — 12.2%
SPDR Portfolio TIPS ETF (b)(c)	221,630	6,908,207
INTERNATIONAL EQUITY — 14.9%
SPDR S&P Global Infrastructure ETF (b)	133,994	6,684,961
VanEck Vectors Agribusiness ETF (c)	22,305	1,737,336
		8,422,297
INTERNATIONAL FIXED INCOME — 7.6%
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	73,375	4,307,846
NATURAL RESOURCES — 26.5%
SPDR S&P Global Natural Resources ETF (b)	284,723	12,749,896
SPDR S&P Metals & Mining ETF (b)(c)	67,802	2,267,299
		15,017,195
REAL ESTATE — 10.9%
SPDR Dow Jones International Real Estate ETF (b)(c)	100,636	3,430,681
SPDR Dow Jones REIT ETF (b)(c)	32,047	2,778,475
		6,209,156
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $57,617,009)		56,553,942
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (d)(e)	114,585	$ 114,585
State Street Navigator Securities Lending Portfolio II (f)(g)	4,932,662	4,932,662
TOTAL SHORT-TERM INVESTMENTS (Cost $5,047,247)		$ 5,047,247
TOTAL INVESTMENTS—108.7% (Cost $62,664,256)		61,601,189
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.7)%		(4,926,995)
NET ASSETS—100.0%		$ 56,674,194
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$56,553,942	$—	$—	$56,553,942
Short-Term Investments	5,047,247	—	—	5,047,247
TOTAL INVESTMENTS	$61,601,189	$—	$—	$61,601,189
See accompanying notes to financial statements.
8

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
SPDR Dow Jones International Real Estate ETF	124,317	$ 3,582,816	$ 559,791	$ 1,208,514	$ (423,608)	$ 920,196	100,636	$ 3,430,681	$ 46,662
SPDR Dow Jones REIT ETF	38,078	2,971,226	642,710	1,087,649	(199,070)	451,258	32,047	2,778,475	58,637
SPDR FTSE International Government Inflation-Protected Bond ETF	80,439	4,223,048	1,324,792	1,737,670	(12,167)	509,843	73,375	4,307,846	49,738
SPDR Portfolio TIPS ETF	313,232	9,440,812	510,128	3,303,499	117,502	143,264	221,630	6,908,207	116,859
SPDR S&P Global Infrastructure ETF	129,115	5,650,072	1,053,042	857,009	(33,117)	871,973	133,994	6,684,961	104,408
SPDR S&P Global Natural Resources ETF	309,534	11,431,091	1,009,910	2,056,560	(139,090)	2,504,545	284,723	12,749,896	217,068
SPDR S&P Metals & Mining ETF	50,635	1,072,956	919,154	693,882	(2,608)	971,679	67,802	2,267,299	12,107
State Street Institutional U.S. Government Money Market Fund, Class G Shares	228,808	228,808	760,746	874,969	—	—	114,585	114,585	42
State Street Navigator Securities Lending Portfolio II	10,616,056	10,616,056	108,312,932	113,996,326	—	—	4,932,662	4,932,662	46,155
The Energy Select Sector SPDR Fund	36,394	1,377,513	670,368	541,451	(331,443)	414,691	41,944	1,589,678	43,407
Total		$50,594,398	$ 115,763,573	$126,357,529	$(1,023,601)	$6,787,449		$45,764,290	$695,083
See accompanying notes to financial statements.
9

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 29.3%
Invesco KBW Premium Yield Equity REIT ETF	60,336	$ 1,250,378
iShares Mortgage Real Estate ETF (a)	201,286	6,412,972
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	701,573	23,109,815
SPDR Wells Fargo Preferred Stock ETF (a)(b)	144,273	6,407,164
		37,180,329
DOMESTIC FIXED INCOME — 46.6%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	280,600	12,809,390
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	76,966	6,372,015
SPDR Bloomberg Barclays High Yield Bond ETF (b)	126,780	13,811,413
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	291,599	10,841,651
SPDR Portfolio Long Term Corporate Bond ETF (b)	270,440	8,951,564
SPDR Portfolio Long Term Treasury ETF (b)	140,748	6,351,957
		59,137,990
INTERNATIONAL EQUITY — 13.9%
SPDR Portfolio Europe ETF (b)	97,551	3,676,697
SPDR S&P Global Infrastructure ETF (a)(b)	126,654	6,318,768
SPDR S&P International Dividend ETF (a)(b)	210,301	7,688,605
		17,684,070
INTERNATIONAL FIXED INCOME — 10.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	456,975	12,818,149
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $124,842,143)		126,820,538
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	100,903	$ 100,903
State Street Navigator Securities Lending Portfolio II (e)(f)	11,940,288	11,940,288
TOTAL SHORT-TERM INVESTMENTS (Cost $12,041,191)		$ 12,041,191
TOTAL INVESTMENTS—109.4% (Cost $136,883,334)		138,861,729
LIABILITIES IN EXCESS OF OTHER ASSETS—(9.4)%		(11,963,615)
NET ASSETS—100.0%		$ 126,898,114
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$126,820,538	$—	$—	$126,820,538
Short-Term Investments	12,041,191	—	—	12,041,191
TOTAL INVESTMENTS	$138,861,729	$—	$—	$138,861,729
See accompanying notes to financial statements.
10

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
SPDR Blackstone / GSO Senior Loan ETF	301,443	$ 13,076,597	$ 3,609,578	$ 4,460,345	$ (78,024)	$ 661,584	280,600	$ 12,809,390	$ 328,666
SPDR Bloomberg Barclays Convertible Securities ETF	110,491	6,684,706	1,474,694	3,572,240	592,366	1,192,489	76,966	6,372,015	119,312
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	496,684	13,018,088	3,645,679	4,615,211	12,613	756,980	456,975	12,818,149	248,396
SPDR Bloomberg Barclays High Yield Bond ETF	151,472	15,322,908	7,942,439	10,474,176	21,278	998,964	126,780	13,811,413	412,285
SPDR Portfolio Intermediate Term Corporate Bond ETF	254,744	9,305,798	5,854,377	4,472,833	123,226	31,083	291,599	10,841,651	97,326
SPDR Portfolio Long Term Corporate Bond ETF	258,039	8,179,836	6,580,546	6,229,049	456,134	(35,903)	270,440	8,951,564	122,811
SPDR Portfolio Long Term Treasury ETF	230,530	10,814,162	3,211,996	7,526,722	1,019,388	(1,166,867)	140,748	6,351,957	62,877
SPDR Portfolio S&P 500 High Dividend ETF	579,022	16,125,763	13,364,385	9,497,108	(323,534)	3,440,309	701,573	23,109,815	597,759
SPDR Portfolio TIPS ETF	112,242	3,382,974	69,840	3,523,572	233,124	(162,366)	—	—	12,157
SPDR S&P Global Infrastructure ETF	137,414	6,013,237	1,815,809	2,203,657	(40,675)	734,054	126,654	6,318,768	99,464
SPDR S&P International Dividend ETF	148,835	4,930,904	5,820,678	3,560,006	(359,441)	856,470	210,301	7,688,605	119,912
SPDR STOXX Europe 50 ETF	120,535	3,787,511	3,919,098	4,753,914	140,133	583,869	97,551	3,676,697	41,949
SPDR Wells Fargo Preferred Stock ETF	155,828	6,521,402	1,820,761	2,281,552	(10,180)	356,733	144,273	6,407,164	175,412
State Street Institutional U.S. Government Money Market Fund, Class G Shares	161,736	161,736	6,471,437	6,532,270	—	—	100,903	100,903	217
State Street Navigator Securities Lending Portfolio II	21,343,138	21,343,138	179,913,703	189,316,553	—	—	11,940,288	11,940,288	107,082
Total		$138,668,760	$245,515,020	$263,019,208	$1,786,408	$ 8,247,399		$131,198,379	$2,545,625
See accompanying notes to financial statements.
11

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.6%
COMMODITIES — 5.0%
Invesco DB Gold Fund (a)	189,260	$ 10,475,995
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	170,969	2,608,986
		13,084,981
DOMESTIC EQUITY — 33.7%
SPDR Portfolio S&P 600 Small Cap ETF (b)	289,606	10,367,895
SPDR S&P 500 ETF Trust (b)	150,270	56,182,947
SPDR S&P MidCap 400 ETF Trust (b)(c)	12,311	5,169,635
The Communication Services Select Sector SPDR Fund (b)(c)	39,048	2,634,959
The Consumer Discretionary Select Sector SPDR Fund (b)(c)	32,667	5,252,200
The Consumer Staples Select Sector SPDR Fund (b)(c)	77,617	5,235,267
The Materials Select Sector SPDR Fund (b)(c)	36,192	2,619,939
		87,462,842
DOMESTIC FIXED INCOME — 17.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	166,649	18,154,742
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	450,617	16,753,940
SPDR Portfolio Long Term Corporate Bond ETF (b)	312,638	10,348,318
		45,257,000
INFLATION LINKED — 5.0%
SPDR Portfolio TIPS ETF (b)(c)	414,151	12,909,087
INTERNATIONAL EQUITY — 30.4%
SPDR Portfolio Developed World ex-US ETF (b)(c)	1,399,414	47,230,223
SPDR Portfolio Emerging Markets ETF (b)(c)	437,849	18,459,714
SPDR S&P Emerging Markets SmallCap ETF (b)	51,385	2,653,008
SPDR S&P International Small Cap ETF (b)(c)	224,253	7,940,799
Vanguard FTSE Pacific ETF (c)	33,386	2,657,192
		78,940,936
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (b)(c)	92,365	$ 2,590,838
REAL ESTATE — 2.0%
SPDR Dow Jones International Real Estate ETF (b)	77,537	2,643,236
SPDR Dow Jones REIT ETF (b)	30,110	2,610,537
		5,253,773
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $205,305,158)		245,499,457
SHORT-TERM INVESTMENTS — 29.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (d)(e)	13,645,140	13,645,140
State Street Navigator Securities Lending Portfolio II (f)(g)	61,597,198	61,597,198
TOTAL SHORT-TERM INVESTMENTS (Cost $75,242,338)		$ 75,242,338
TOTAL INVESTMENTS—123.6% (Cost $280,547,496)		320,741,795
LIABILITIES IN EXCESS OF OTHER ASSETS—(23.6)%		(61,300,648)
NET ASSETS—100.0%		$ 259,441,147
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
12

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$245,499,457	$—	$—	$245,499,457
Short-Term Investments	75,242,338	—	—	75,242,338
TOTAL INVESTMENTS	$320,741,795	$—	$—	$320,741,795
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	91,620	$ 2,401,360	$ 245,933	$ 224,955	$ 1,119	$ 167,381	92,365	$ 2,590,838	$ 54,536
SPDR Bloomberg Barclays High Yield Bond ETF	257,809	26,079,959	11,775,761	21,480,264	63,195	1,716,091	166,649	18,154,742	783,513
SPDR Bloomberg Barclays International Corporate Bond ETF	143,333	4,818,870	22,283	5,175,114	155,509	178,452	—	—	6,871
SPDR Dow Jones International Real Estate ETF	153,639	4,427,876	2,583,212	4,488,697	(916,599)	1,037,444	77,537	2,643,236	17,510
SPDR Dow Jones REIT ETF	—	—	2,600,202	—	—	10,335	30,110	2,610,537	37,862
SPDR Portfolio Developed World ex-US ETF	1,424,858	39,354,578	16,283,285	16,956,670	(37,685)	8,586,715	1,399,414	47,230,223	472,599
SPDR Portfolio Emerging Markets ETF	501,104	16,766,940	1,391,190	3,771,124	32,526	4,040,182	437,849	18,459,714	218,828
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,018,040	37,189,001	1,490,149	22,402,413	1,018,495	(541,292)	450,617	16,753,940	328,887
SPDR Portfolio Long Term Corporate Bond ETF	158,470	5,023,499	14,370,460	9,336,090	125,922	164,527	312,638	10,348,318	114,130
SPDR Portfolio Small Cap ETF	—	—	10,290,975	1,358,492	74,276	1,361,136	289,606	10,367,895	44,579
SPDR Portfolio TIPS ETF	414,567	12,495,049	1,514,163	1,519,127	103,446	315,556	414,151	12,909,087	167,115
SPDR S&P 500 ETF Trust	151,960	46,858,385	23,130,863	24,974,916	2,992,114	8,176,501	150,270	56,182,947	529,887
SPDR S&P Emerging Markets SmallCap ETF	59,550	2,431,426	176,265	544,261	44,481	545,097	51,385	2,653,008	40,059
SPDR S&P International Small Cap ETF	252,679	6,910,771	439,602	1,347,960	13,847	1,924,539	224,253	7,940,799	64,398
SPDR S&P MidCap 400 ETF Trust	13,834	4,488,995	743,045	1,396,126	219,355	1,114,366	12,311	5,169,635	33,221
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,054,699	4,054,699	18,905,734	9,315,293	—	—	13,645,140	13,645,140	2,088
State Street Navigator Securities Lending Portfolio II	61,808,691	61,808,691	893,177,319	893,388,812	—	—	61,597,198	61,597,198	140,954
The Communication Services Select Sector SPDR Fund	—	—	5,000,329	2,729,151	168,116	195,665	39,048	2,634,959	4,062
The Consumer Discretionary Select Sector SPDR Fund	—	—	12,563,405	8,014,490	596,232	107,053	32,667	5,252,200	14,821
The Consumer Staples Select Sector SPDR Fund	—	—	5,302,589	671,027	44,160	559,545	77,617	5,235,267	71,722
The Financial Select Sector SPDR Fund	183,714	4,251,142	6,426	4,225,119	(1,050,067)	1,017,618	—	—	—
The Health Care Select Sector SPDR Fund	47,216	4,724,905	7,170	4,747,238	(173,440)	188,603	—	—	—
The Industrial Select Sector SPDR Fund	—	—	2,530,721	2,636,995	106,274	—	—	—	9,924
The Materials Select Sector SPDR Fund	—	—	2,592,389	—	—	27,550	36,192	2,619,939	12,798
The Technology Select Sector SPDR Fund	48,236	5,040,180	170,606	6,116,296	1,338,348	(432,838)	—	—	10,666
Total		$289,126,326	$1,027,314,076	$1,046,820,630	$ 4,919,624	$30,460,226		$304,999,622	$3,181,030
See accompanying notes to financial statements.
13

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 71.8%
AEROSPACE & DEFENSE — 1.9%
Boeing Co. 4.51%, 5/1/2023	$ 1,000,000	$ 1,077,730
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 0.98%, 3/10/2023 (a)	5,000,000	5,029,900
		6,107,630
AGRICULTURE — 1.6%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.10%, 8/15/2022 (a)	4,000,000	4,024,600
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	1,000,000	1,048,290
		5,072,890
AUTO MANUFACTURERS — 9.0%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 0.42%, 2/12/2021 (a)	300,000	300,072
Series MTN, 3 Month USD LIBOR + 0.37%, 0.58%, 5/10/2023 (a)	1,900,000	1,905,567
Series MTN, 3 Month USD LIBOR + 0.45%, 0.67%, 2/15/2022 (a)	3,000,000	3,009,570
Series MTN, 3 Month USD LIBOR + 0.47%, 0.69%, 11/16/2022 (a)	1,200,000	1,205,844
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.45%, 0.66%, 2/22/2021 (a) (b)	1,515,000	1,515,667
3 Month USD LIBOR + 0.88%, 1.09%, 2/22/2022 (a) (b)	2,000,000	2,012,720
3 Month USD LIBOR + 0.90%, 1.12%, 2/15/2022 (a) (b)	1,250,000	1,258,112
Ford Motor Credit Co. LLC:
3.34%, 3/18/2021	2,659,000	2,665,993
5.88%, 8/2/2021	1,000,000	1,021,740
General Motors Financial Co., Inc. 3 Month USD LIBOR + 1.31%, 1.55%, 6/30/2022 (a)	3,500,000	3,520,545
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 1.17%, 7/8/2021 (a) (b)	1,480,000	1,481,850
Security Description	Principal Amount	Value
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 0.87%, 9/21/2021 (a) (b)	$ 1,500,000	$ 1,496,430
3 Month USD LIBOR + 0.65%, 0.87%, 7/13/2022 (a) (b)	3,000,000	2,967,660
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.71%, 9/8/2022 (a)	2,000,000	2,011,180
Volkswagen Group of America Finance LLC 0.75%, 11/23/2022 (b)	2,000,000	2,006,500
		28,379,450
BANKS — 23.6%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 0.59%, 1/23/2022 (a)	625,000	625,113
SOFR + 0.73%, 0.82%, 10/24/2024 (a)	3,000,000	3,020,790
Series MTN, 3 Month USD LIBOR + 1.16%, 1.38%, 1/20/2023 (a)	3,000,000	3,030,420
Series MTN, 3 Month USD LIBOR + 1.18%, 1.39%, 10/21/2022 (a)	1,814,000	1,827,950
Barclays Bank PLC 1.70%, 5/12/2022	985,000	1,001,676
CIT Group, Inc. 5.00%, 8/15/2022	1,000,000	1,063,220
Citigroup, Inc.:
3 Month USD LIBOR + 1.43%, 1.66%, 9/1/2023 (a)	1,250,000	1,270,937
Series _, 3 Month USD LIBOR + 0.96%, 1.17%, 4/25/2022 (a)	1,250,000	1,261,250
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 0.70%, 1/10/2023 (a)	250,000	251,315
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.36%, 1.57%, 4/23/2021 (a)	2,250,000	2,256,232
Series FRN, 3 Month USD LIBOR + 1.77%, 1.98%, 2/25/2021 (a)	250,000	250,603
HSBC Holdings PLC 3 Month USD LIBOR + 1.00%, 1.22%, 5/18/2024 (a)	1,500,000	1,510,200
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (a)	2,000,000	2,029,220

See accompanying notes to financial statements.
14

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 0.94%, 4/23/2024 (a)	$ 3,000,000	$ 3,025,650
3 Month USD LIBOR + 1.23%, 1.44%, 10/24/2023 (a)	1,500,000	1,526,220
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 0.87%, 2/1/2022 (a)	1,000,000	1,005,450
Lloyds Banking Group PLC 1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	1,295,000	1,309,310
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.79%, 1.00%, 7/25/2022 (a)	3,000,000	3,024,000
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 1.10%, 9/11/2022 (a)	3,000,000	3,030,810
Morgan Stanley:
Series GMTN, SOFR + 0.70%, 0.79%, 1/20/2023 (a)	2,400,000	2,407,560
Series MTN, 3 Month USD LIBOR + 1.40%, 1.61%, 10/24/2023 (a)	2,000,000	2,037,340
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 0.82%, 9/20/2021 (a) (b)	750,000	752,662
3 Month USD LIBOR + 0.71%, 0.93%, 11/4/2021 (a) (b)	500,000	502,865
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.58%, 1/17/2023 (a)	3,000,000	3,009,480
Series GMTN, SOFR + 0.40%, 0.49%, 8/5/2022 (a)	3,000,000	3,006,750
Santander UK PLC 3 Month USD LIBOR + 0.62%, 0.85%, 6/1/2021 (a)	300,000	300,621
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 0.65%, 5/17/2021 (a) (b)	1,500,000	1,501,110
Standard Chartered PLC:
3 Month USD LIBOR + 1.20%, 1.43%, 9/10/2022 (a) (b)	1,500,000	1,506,555
SOFR + 1.25%, 1.34%, 10/14/2023 (a) (b)	2,000,000	2,013,560
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 0.96%, 10/18/2022 (a)	$ 2,400,000	$ 2,417,424
3 Month USD LIBOR + 0.80%, 1.03%, 10/16/2023 (a)	1,000,000	1,008,490
3 Month USD LIBOR + 1.14%, 1.36%, 10/19/2021 (a)	2,252,000	2,270,399
Sumitomo Mitsui Trust Bank, Ltd. 0.80%, 9/12/2023 (b)	2,000,000	2,016,100
Toronto-Dominion Bank 3 Month USD LIBOR + 0.90%, 1.12%, 7/13/2021 (a)	400,000	401,816
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.17%, 8/15/2023 (a) (b)	2,000,000	2,018,980
3 Month USD LIBOR + 1.53%, 1.74%, 2/1/2022 (a) (b)	3,000,000	3,044,670
Wells Fargo & Co.:
3 Month USD LIBOR + 1.11%, 1.32%, 1/24/2023 (a)	4,000,000	4,034,320
3 Month USD LIBOR + 1.23%, 1.44%, 10/31/2023 (a)	1,500,000	1,522,710
Series M, 3.45%, 2/13/2023	2,000,000	2,121,480
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 0.55%, 1/25/2021 (a)	1,000,000	1,000,210
3 Month USD LIBOR + 0.39%, 0.61%, 1/13/2023 (a)	3,000,000	3,012,030
		74,227,498
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc. 3 Month USD LIBOR + 0.74%, 0.96%, 1/12/2024 (a)	1,000,000	1,003,600
BIOTECHNOLOGY — 0.6%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.77%, 9/29/2023 (a)	1,875,000	1,879,012
CHEMICALS — 2.7%
Albemarle Corp. 3 Month USD LIBOR + 1.05%, 1.27%, 11/15/2022 (a)	5,000,000	4,989,050
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	2,000,000	2,026,420

See accompanying notes to financial statements.
15

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.11%, 1.33%, 11/15/2023 (a)	$ 1,460,000	$ 1,482,236
		8,497,706
COMPUTERS — 1.0%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 0.71%, 2/9/2022 (a)	750,000	753,832
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 0.38%, 2/5/2021 (a)	725,000	725,131
Leidos, Inc. 2.95%, 5/15/2023 (b)	1,435,000	1,509,993
		2,988,956
DIVERSIFIED FINANCIAL SERVICES — 0.7%
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.93%, 3/3/2022 (a)	619,000	622,850
Intercontinental Exchange, Inc. 3 Month USD LIBOR + 0.65%, 0.87%, 6/15/2023 (a)	1,500,000	1,504,515
		2,127,365
ELECTRIC — 4.2%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023	735,000	736,250
Berkshire Hathaway Energy Co. 2.80%, 1/15/2023	3,000,000	3,145,320
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	1,600,000	1,603,088
Florida Power & Light Co. 3 Month USD LIBOR + 0.38%, 0.60%, 7/28/2023 (a)	3,500,000	3,500,770
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	770,000	771,740
3 Month USD LIBOR + 1.37%, 1.60%, 11/15/2021 (a)	2,000,000	1,999,660
3 Month USD LIBOR + 1.48%, 1.70%, 6/16/2022 (a)	1,500,000	1,500,450
		13,257,278
FOOD — 0.3%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.23%, 10/17/2023 (a)	1,000,000	1,015,100
HEALTH CARE PRODUCTS — 0.3%
Stryker Corp. 0.60%, 12/1/2023	835,000	836,136
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.2%
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 0.48%, 6/15/2021 (a)	$ 600,000	$ 600,468
INSURANCE — 5.3%
Allstate Corp. 3 Month USD LIBOR + 0.63%, 0.88%, 3/29/2023 (a)	1,500,000	1,512,735
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.73%, 0.98%, 6/27/2022 (a) (b)	5,150,000	5,191,870
SOFR + 0.60%, 0.69%, 1/6/2023 (a) (b)	2,398,000	2,407,208
MET Tower Global Funding SOFR + 0.55%, 0.64%, 1/17/2023 (a) (b)	1,500,000	1,503,945
Metropolitan Life Global Funding I:
1.95%, 9/15/2021 (b)	1,500,000	1,517,805
SOFR + 0.57%, 0.66%, 1/13/2023 (a) (b)	3,000,000	3,014,040
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,594,200
		16,741,803
MACHINERY, CONSTRUCTION & MINING — 1.5%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.23%, 0.45%, 3/15/2021 (a)	1,426,000	1,426,528
Series MTN, 3 Month USD LIBOR + 0.28%, 0.51%, 9/7/2021 (a)	500,000	500,800
Series MTN, 3 Month USD LIBOR + 0.59%, 0.82%, 6/6/2022 (a)	2,872,000	2,890,438
		4,817,766
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.71%, 9/8/2022 (a)	1,395,000	1,402,658
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.69%, 4/5/2023 (a)	1,250,000	1,249,850
		2,652,508

See accompanying notes to financial statements.
16

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 1.8%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.64%, 4/1/2021 (a) (b)	$ 3,400,000	$ 3,402,754
Walt Disney Co. 3 Month USD LIBOR + 0.25%, 0.48%, 9/1/2021 (a)	2,300,000	2,302,484
		5,705,238
OIL & GAS — 5.2%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.89%, 9/19/2022 (a)	1,750,000	1,756,352
Chevron Corp.:
1.14%, 5/11/2023	285,000	290,860
3 Month USD LIBOR + 0.48%, 0.71%, 3/3/2022 (a)	500,000	502,280
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.12%, 5/15/2022 (a)	2,100,000	2,113,734
Phillips 66 3 Month USD LIBOR + 0.62%, 0.84%, 2/15/2024 (a)	4,000,000	4,006,320
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.62%, 11/13/2023 (a)	2,000,000	2,007,140
Suncor Energy, Inc. 2.80%, 5/15/2023	650,000	684,378
Valero Energy Corp. 3 Month USD LIBOR + 1.15%, 1.37%, 9/15/2023 (a)	5,000,000	5,006,550
		16,367,614
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
3 Month USD LIBOR + 0.46%, 0.69%, 11/19/2021 (a)	2,000,000	2,004,200
3 Month USD LIBOR + 0.65%, 0.86%, 11/21/2022 (a)	1,415,000	1,421,438
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 0.85%, 6/10/2022 (a)	690,000	694,561
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 0.88%, 6/25/2021 (a) (b)	1,000,000	1,001,010
3 Month USD LIBOR + 1.01%, 1.23%, 12/15/2023 (a) (b)	1,000,000	1,007,090
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,640,000	1,642,575
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.38%, 0.60%, 5/16/2022 (a)	$ 2,000,000	$ 2,006,540
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (a)	2,000,000	2,022,880
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 0.95%, 3/9/2021 (a)	750,000	750,863
Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	2,724,000	2,750,123
		15,301,280
PIPELINES — 2.5%
Kinder Morgan Energy Partners L.P. 3.50%, 3/1/2021	2,000,000	2,000,000
MPLX L.P. 3 Month USD LIBOR + 1.10%, 1.33%, 9/9/2022 (a)	4,784,000	4,785,244
Plains All American Pipeline L.P./PAA Finance Corp. 3.65%, 6/1/2022	1,000,000	1,030,310
		7,815,554
REAL ESTATE INVESTMENT TRUSTS — 0.5%
American Tower Corp. 0.60%, 1/15/2024	1,600,000	1,601,072
RETAIL — 0.2%
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.54%, 3/1/2022 (a)	500,000	500,660
SEMICONDUCTORS — 0.6%
Broadcom, Inc. 2.25%, 11/15/2023	1,785,000	1,864,825
TELECOMMUNICATIONS — 1.9%
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.32%, 5/15/2025 (a)	2,000,000	2,054,340
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.22%, 1/16/2024 (a)	4,000,000	4,054,880
		6,109,220
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 0.69%, 4/1/2023 (a)	200,000	201,322
TOTAL CORPORATE BONDS & NOTES (Cost $224,771,814)		225,671,951

See accompanying notes to financial statements.
17

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 19.7%
ASSET-BACKED - OTHER — 3.9%
BMW Floorplan Master Owner Trust:
Series 2018-1, Class A1, 3.15%, 5/15/2023 (b)	$ 375,000	$ 378,799
Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 0.48%, 5/15/2023 (a) (b)	500,000	500,513
Nissan Master Owner Trust Receivables Series 2019-A, Class A, 1 Month USD LIBOR + 0.56%, 0.72%, 2/15/2024 (a)	11,345,000	11,399,429
		12,278,741
AUTOMOBILE — 7.1%
Ally Auto Receivables Trust:
Series 2017-3, Class A4, 2.01%, 3/15/2022	298,343	298,481
Series 2018-3, Class A3, 3.00%, 1/17/2023	790,712	797,957
Carmax Auto Owner Trust:
Series 2017-1, Class B, 2.54%, 9/15/2022	723,000	726,085
Series 2019-4, Class A2A, 2.01%, 3/15/2023	193,555	194,674
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	656,927	667,940
Enterprise Fleet Financing LLC:
Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	1,746,993	1,775,555
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	933,353	943,147
Ford Credit Auto Lease Trust Series 2019-A, Class A3, 2.90%, 5/15/2022	3,643,907	3,664,603
GM Financial Automobile Leasing Trust:
Series 2020-3, Class A2B, 1 Month USD LIBOR + 0.13%, 0.28%, 11/21/2022 (a)	5,000,000	5,001,181
Series 2020-1, Class A2B, 1 Month USD LIBOR + 0.14%, 0.29%, 4/20/2022 (a)	1,415,118	1,415,506
Hyundai Auto Lease Securitization Trust:
Series 2018-B, Class A4, 3.20%, 6/15/2022 (b)	243,890	244,167
Series 2020-A, Class A2, 1.90%, 5/16/2022 (b)	708,276	711,604
Security Description	Principal Amount	Value
Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	$ 845,644	$ 850,931
Nissan Auto Lease Trust Series 2018-A, Class A3, 3.25%, 9/15/2021	40,115	40,145
Santander Retail Auto Lease Trust:
Series 2019-C, Class A2A, 1.89%, 9/20/2022 (b)	864,671	871,183
Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	2,200,000	2,240,458
Securitized Term Auto Receivables Trust:
Series 2017-2A, Class A4, 2.29%, 3/25/2022 (b)	302,903	303,228
Series 2018-2A, Class A3, 3.33%, 8/25/2022 (b)	570,557	576,599
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	909,350	920,853
		22,244,297
CREDIT CARD — 8.4%
American Express Credit Account Master Trust Series 2017-5, Class A, 1 Month USD LIBOR + 0.38%, 0.54%, 2/18/2025 (a)	1,000,000	1,004,140
Capital One Multi-Asset Execution Trust Series 2016-A2, Class A2, 1 Month USD LIBOR + 0.63%, 0.79%, 2/15/2024 (a)	500,000	500,829
Chase Issuance Trust Series 2018-A1, Class A1, 1 Month USD LIBOR + 0.20%, 0.36%, 4/17/2023 (a)	400,000	400,182
Evergreen Credit Card Trust Series 2019-1, Class A, 1 Month USD LIBOR + 0.48%, 0.64%, 1/15/2023 (a) (b)	4,500,000	4,500,730
Golden Credit Card Trust:
Series 2018-1A, Class A, 2.62%, 1/15/2023 (b)	2,750,000	2,752,352
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 0.48%, 5/15/2023 (a) (b)	1,100,000	1,100,795
Series 2017-4A, Class A, 1 Month USD LIBOR + 0.52%, 0.68%, 7/15/2024 (a) (b)	7,800,000	7,835,794
Master Credit Card Trust Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 0.63%, 7/21/2022 (a) (b)	3,400,000	3,398,940

See accompanying notes to financial statements.
18

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust II Series 2019-2A, Class A, 1 Month USD LIBOR + 0.39%, 0.54%, 1/21/2023 (a) (b)	$ 3,150,000	$ 3,154,929
Trillium Credit Card Trust II Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 0.63%, 1/26/2024 (a) (b)	1,725,000	1,725,331
		26,374,022
OTHER ABS — 0.3%
Verizon Owner Trust Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	822,479	826,160
TOTAL ASSET-BACKED SECURITIES (Cost $61,755,923)		61,723,220
MORTGAGE-BACKED SECURITIES — 1.8%
BX Commercial Mortgage Trust:
Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 0.83%, 3/15/2037 (a) (b)	1,437,000	1,437,333
Series 2019-XL, Class A, 1 Month USD LIBOR + 0.92%, 1.08%, 10/15/2036 (a) (b)	1,803,666	1,807,135
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.14%, 5/15/2036 (a) (b)	2,460,000	2,460,947
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,689,044)		5,705,415

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d) (Cost $20,822,367)	20,822,367	$ 20,822,367
TOTAL INVESTMENTS — 99.9% (Cost $313,039,148)		313,922,953
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		466,795
NET ASSETS — 100.0%		$ 314,389,748
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.5% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$225,671,951	$—	$225,671,951
Asset-Backed Securities	—	61,723,220	—	61,723,220
Mortgage-Backed Securities	—	5,705,415	—	5,705,415
Short-Term Investment	20,822,367	—	—	20,822,367
TOTAL INVESTMENTS	$20,822,367	$293,100,586	$—	$313,922,953
See accompanying notes to financial statements.
19

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,722,245	$11,722,245	$74,727,920	$65,627,798	$—	$—	20,822,367	$20,822,367	$9,629
See accompanying notes to financial statements.
20

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 0.8%
Lockheed Martin Corp.	436	$ 154,771
BANKS — 2.7%
Citigroup, Inc.	8,996	554,693
BIOTECHNOLOGY — 3.2%
Biogen, Inc. (a)	928	227,230
Incyte Corp. (a)	2,390	207,882
Vertex Pharmaceuticals, Inc. (a)	912	215,542
		650,654
CONSUMER FINANCE — 2.4%
Capital One Financial Corp.	1,491	147,385
Synchrony Financial	9,895	343,456
		490,841
CONTAINERS & PACKAGING — 0.7%
Graphic Packaging Holding Co.	8,953	151,664
ELECTRIC UTILITIES — 1.7%
NRG Energy, Inc.	9,416	353,571
ELECTRICAL EQUIPMENT — 2.0%
Regal Beloit Corp.	3,358	412,396
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	1,243	178,495
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
American Tower Corp. REIT	911	204,483
QTS Realty Trust, Inc. Class A REIT	5,636	348,756
SBA Communications Corp. REIT	781	220,343
		773,582
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	1,013	381,678
FOOD PRODUCTS — 2.1%
Tyson Foods, Inc. Class A	6,530	420,793
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
DexCom, Inc. (a)	509	188,188
HEALTH CARE PROVIDERS & SERVICES — 4.5%
CVS Health Corp.	6,126	418,406
HCA Healthcare, Inc.	1,391	228,764
McKesson Corp.	1,589	276,359
		923,529
HOTELS, RESTAURANTS & LEISURE — 1.3%
Domino's Pizza, Inc.	709	271,873
HOUSEHOLD DURABLES — 0.9%
Lennar Corp. Class A	2,268	172,890
HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co.	1,012	140,810
INSURANCE — 4.4%
Allstate Corp.	4,278	470,280
Security Description	Shares	Value
MetLife, Inc.	9,049	$ 424,851
		895,131
INTERACTIVE MEDIA & SERVICES — 8.5%
Alphabet, Inc. Class A (a)	200	350,528
Alphabet, Inc. Class C (a)	434	760,316
Facebook, Inc. Class A (a)	2,258	616,795
		1,727,639
INTERNET & DIRECT MARKETING RETAIL — 4.4%
Amazon.com, Inc. (a)	275	895,656
IT SERVICES — 3.6%
Leidos Holdings, Inc.	2,409	253,234
PayPal Holdings, Inc. (a)	2,022	473,553
		726,787
MACHINERY — 4.6%
AGCO Corp.	5,803	598,231
Cummins, Inc.	1,508	342,467
		940,698
MEDIA — 2.2%
Charter Communications, Inc. Class A (a)	675	446,546
MULTI-UTILITIES — 1.5%
Sempra Energy	2,464	313,938
MULTILINE RETAIL — 1.4%
Target Corp.	1,609	284,037
OIL, GAS & CONSUMABLE FUELS — 1.6%
Targa Resources Corp.	4,542	119,818
Williams Cos., Inc.	10,726	215,056
		334,874
PHARMACEUTICALS — 6.3%
Eli Lilly & Co.	1,580	266,767
Johnson & Johnson	4,501	708,368
Merck & Co., Inc.	3,699	302,578
		1,277,713
ROAD & RAIL — 1.8%
CSX Corp.	4,059	368,354
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Intel Corp.	11,482	572,033
NVIDIA Corp.	746	389,561
		961,594
SOFTWARE — 11.6%
Crowdstrike Holdings, Inc. Class A (a)	844	178,776
Microsoft Corp.	6,968	1,549,823
Oracle Corp.	9,968	644,830
		2,373,429
SPECIALTY RETAIL — 1.0%
Home Depot, Inc.	804	213,559

See accompanying notes to financial statements.
21

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.4%
Apple, Inc.	12,987	$ 1,723,245
TOBACCO — 2.4%
Philip Morris International, Inc.	5,936	491,441
TOTAL COMMON STOCKS (Cost $16,807,571)		20,195,069
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c) (Cost $209,896)	209,896	209,896
TOTAL INVESTMENTS — 99.9% (Cost $17,017,467)		20,404,965
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,815
NET ASSETS — 100.0%		$ 20,415,780

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,195,069	$—	$—	$20,195,069
Short-Term Investment	209,896	—	—	209,896
TOTAL INVESTMENTS	$20,404,965	$—	$—	$20,404,965
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	124,759	$124,759	$328,569	$243,432	$—	$—	209,896	$209,896	$55
See accompanying notes to financial statements.
22

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUTOMOBILES — 1.0%
Tesla, Inc. (a)	361	$ 254,747
BIOTECHNOLOGY — 4.0%
Biogen, Inc. (a)	630	154,262
Incyte Corp. (a)	3,319	288,687
Regeneron Pharmaceuticals, Inc. (a)	418	201,940
Vertex Pharmaceuticals, Inc. (a)	1,574	371,999
		1,016,888
CONSTRUCTION & ENGINEERING — 1.5%
Quanta Services, Inc.	5,464	393,517
ENTERTAINMENT — 2.7%
Activision Blizzard, Inc.	3,734	346,702
Netflix, Inc. (a)	617	333,630
		680,332
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
QTS Realty Trust, Inc. Class A REIT	5,093	315,155
SBA Communications Corp. REIT	1,545	435,891
		751,046
FOOD & STAPLES RETAILING — 1.1%
Costco Wholesale Corp.	760	286,353
HEALTH CARE PROVIDERS & SERVICES — 3.3%
CVS Health Corp.	2,899	198,002
HCA Healthcare, Inc.	1,158	190,445
Humana, Inc.	295	121,029
Universal Health Services, Inc. Class B	2,354	323,675
		833,151
HOTELS, RESTAURANTS & LEISURE — 2.2%
Domino's Pizza, Inc.	1,457	558,701
INSURANCE — 0.6%
MetLife, Inc.	3,300	154,935
INTERACTIVE MEDIA & SERVICES — 9.1%
Alphabet, Inc. Class C (a)	691	1,210,549
Facebook, Inc. Class A (a)	4,083	1,115,312
		2,325,861
INTERNET & DIRECT MARKETING RETAIL — 6.9%
Amazon.com, Inc. (a)	539	1,755,485
IT SERVICES — 8.1%
EPAM Systems, Inc. (a)	1,115	399,560
Okta, Inc. (a)	665	169,083
PayPal Holdings, Inc. (a)	4,588	1,074,510
VeriSign, Inc. (a)	2,015	436,046
		2,079,199
LEISURE EQUIPMENT & PRODUCTS — 1.6%
Peloton Interactive, Inc. Class A (a)	1,826	277,040
Security Description	Shares	Value
Polaris, Inc.	1,349	$ 128,533
		405,573
MACHINERY — 1.9%
AGCO Corp.	3,054	314,837
Cummins, Inc.	755	171,460
		486,297
MEDIA — 1.2%
Charter Communications, Inc. Class A (a)	476	314,898
MULTILINE RETAIL — 1.1%
Target Corp.	1,544	272,562
PHARMACEUTICALS — 5.3%
Eli Lilly & Co.	3,911	660,333
Johnson & Johnson	4,480	705,063
		1,365,396
ROAD & RAIL — 0.6%
CSX Corp.	1,590	144,293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
Broadcom, Inc.	625	273,656
Intel Corp.	11,095	552,753
NVIDIA Corp.	1,806	943,093
QUALCOMM, Inc.	1,589	242,069
		2,011,571
SOFTWARE — 20.5%
Adobe, Inc. (a)	1,036	518,124
Crowdstrike Holdings, Inc. Class A (a)	2,505	530,609
DocuSign, Inc. (a)	1,161	258,090
Microsoft Corp.	9,030	2,008,453
Oracle Corp.	11,606	750,792
ServiceNow, Inc. (a)	1,330	732,072
Zoom Video Communications, Inc. Class A (a)	897	302,576
Zscaler, Inc. (a)	755	150,781
		5,251,497
SPECIALTY RETAIL — 3.4%
Best Buy Co., Inc.	2,157	215,247
Home Depot, Inc.	909	241,449
Lowe's Cos., Inc.	2,522	404,806
		861,502
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.9%
Apple, Inc.	19,116	2,536,502
TOBACCO — 2.1%
Altria Group, Inc.	12,894	528,654
TOTAL COMMON STOCKS (Cost $19,400,199)		25,268,960

See accompanying notes to financial statements.
23

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c) (Cost $283,068)	283,068	$ 283,068
TOTAL INVESTMENTS — 100.0% (Cost $19,683,267)		25,552,028
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		2,722
NET ASSETS — 100.0%		$ 25,554,750

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
(d)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,268,960	$—	$—	$25,268,960
Short-Term Investment	283,068	—	—	283,068
TOTAL INVESTMENTS	$25,552,028	$—	$—	$25,552,028
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	365,868	$365,868	$250,713	$333,513	$—	$—	283,068	$283,068	$156
See accompanying notes to financial statements.
24

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BANKS — 10.7%
Bank of America Corp.	25,369	$ 768,934
Citigroup, Inc.	12,908	795,907
JPMorgan Chase & Co.	3,510	446,016
		2,010,857
BIOTECHNOLOGY — 0.9%
Biogen, Inc. (a)	711	174,095
CAPITAL MARKETS — 3.3%
Bank of New York Mellon Corp.	9,570	406,151
Morgan Stanley	3,074	210,661
		616,812
CHEMICALS — 1.1%
Eastman Chemical Co.	2,087	209,284
CONTAINERS & PACKAGING — 1.9%
Graphic Packaging Holding Co.	20,702	350,692
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Equitable Holdings, Inc.	15,218	389,429
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Verizon Communications, Inc.	4,779	280,766
ELECTRIC UTILITIES — 4.7%
Exelon Corp.	12,281	518,504
NRG Energy, Inc.	9,726	365,211
		883,715
ELECTRICAL EQUIPMENT — 6.3%
Eaton Corp. PLC	5,392	647,795
Regal Beloit Corp.	4,401	540,487
		1,188,282
ENERGY EQUIPMENT & SERVICES — 0.9%
Schlumberger NV	7,453	162,699
ENTERTAINMENT — 4.2%
Activision Blizzard, Inc.	2,950	273,907
Electronic Arts, Inc.	1,888	271,117
Take-Two Interactive Software, Inc. (a)	1,186	246,439
		791,463
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
Digital Realty Trust, Inc. REIT	1,988	277,346
QTS Realty Trust, Inc. Class A REIT	3,754	232,297
SBA Communications Corp. REIT	897	253,071
STAG Industrial, Inc. REIT	4,400	137,808
WP Carey, Inc. REIT	2,003	141,372
		1,041,894
FOOD & STAPLES RETAILING — 2.2%
Kroger Co.	5,316	168,836
Walmart, Inc.	1,694	244,190
		413,026
Security Description	Shares	Value
FOOD PRODUCTS — 3.0%
Mondelez International, Inc. Class A	4,030	$ 235,634
Tyson Foods, Inc. Class A	5,152	331,995
		567,629
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Medtronic PLC	2,187	256,185
HEALTH CARE PROVIDERS & SERVICES — 5.5%
Cigna Corp.	879	182,990
HCA Healthcare, Inc.	1,302	214,127
Humana, Inc.	362	148,518
McKesson Corp.	2,801	487,150
		1,032,785
HOUSEHOLD DURABLES — 2.7%
PulteGroup, Inc.	5,587	240,911
Toll Brothers, Inc.	6,265	272,340
		513,251
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.3%
AES Corp.	11,349	266,702
Vistra Corp.	8,773	172,477
		439,179
INSURANCE — 2.5%
Everest Re Group, Ltd.	660	154,500
MetLife, Inc.	6,855	321,842
		476,342
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class A (a)	222	389,086
IT SERVICES — 0.8%
Leidos Holdings, Inc.	1,502	157,890
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris, Inc.	1,822	173,600
MACHINERY — 3.5%
AGCO Corp.	6,423	662,147
MEDIA — 2.7%
Charter Communications, Inc. Class A (a)	765	506,086
MULTILINE RETAIL — 2.3%
Target Corp.	2,470	436,029
OIL, GAS & CONSUMABLE FUELS — 3.9%
Exxon Mobil Corp.	5,073	209,109
Targa Resources Corp.	6,400	168,832
Valero Energy Corp.	6,195	350,451
		728,392
PHARMACEUTICALS — 7.4%
Eli Lilly & Co.	1,424	240,428
Johnson & Johnson	5,199	818,219

See accompanying notes to financial statements.
25

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	4,083	$ 333,989
		1,392,636
ROAD & RAIL — 2.1%
Union Pacific Corp.	1,944	404,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Intel Corp.	11,868	591,264
SOFTWARE — 4.9%
Citrix Systems, Inc.	1,504	195,670
Microsoft Corp.	1,599	355,650
Oracle Corp.	5,901	381,736
		933,056
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
HP, Inc.	7,250	178,278
TOBACCO — 2.1%
Philip Morris International, Inc.	4,814	398,551
TOTAL COMMON STOCKS (Cost $16,402,443)		18,750,180
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (b) (c) (Cost $103,435)	103,435	$ 103,435
TOTAL INVESTMENTS — 99.9% (Cost $16,505,878)		18,853,615
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		16,825
NET ASSETS — 100.0%		$ 18,870,440
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,750,180	$—	$—	$18,750,180
Short-Term Investment	103,435	—	—	103,435
TOTAL INVESTMENTS	$18,853,615	$—	$—	$18,853,615
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	187,314	$187,314	$226,573	$310,452	$—	$—	103,435	$103,435	$84
See accompanying notes to financial statements.
26

[This Page Intentionally Left Blank]
27

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 15,836,899	$ 7,663,350	$ 15,742,173
Investments in affiliated issuers, at value	45,764,290	131,198,379	304,999,622
Total Investments	61,601,189	138,861,729	320,741,795
Receivable for fund shares sold	—	—	25,573
Dividends receivable — unaffiliated issuers	—	—	315
Dividends receivable — affiliated issuers	6	48	279,635
Interest receivable - unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	2,527	2,780	2,172
Securities lending income receivable — affiliated issuers	9,057	18,162	20,593
TOTAL ASSETS	61,612,779	138,882,719	321,070,083
LIABILITIES
Payable upon return of securities loaned	4,932,662	11,940,288	61,597,198
Payable for fund shares repurchased	—	25,333	—
Advisory fee payable	5,875	18,920	31,550
Trustees’ fees and expenses payable	48	64	188
TOTAL LIABILITIES	4,938,585	11,984,605	61,628,936
NET ASSETS	$ 56,674,194	$ 126,898,114	$259,441,147
NET ASSETS CONSIST OF:
Paid-in Capital	$100,731,606	$136,052,484	$225,336,316
Total distributable earnings (loss)	(44,057,412)	(9,154,370)	34,104,831
NET ASSETS	$ 56,674,194	$ 126,898,114	$259,441,147
NET ASSET VALUE PER SHARE
Net asset value per share	$ 24.64	$ 33.84	$ 42.67
Shares outstanding (unlimited amount authorized, no par value)	2,300,000	3,750,000	6,080,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 16,885,935	$ 7,581,215	$ 13,491,771
Investments in affiliated issuers	45,778,321	129,302,119	267,055,725
Total cost of investments	$ 62,664,256	$136,883,334	$280,547,496
* Includes investments in securities on loan, at value	$ 11,603,057	$ 14,032,819	$ 65,003,845
See accompanying notes to financial statements.
28

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$293,100,586	$20,195,069	$25,268,960	$18,750,180
20,822,367	209,896	283,068	103,435
313,922,953	20,404,965	25,552,028	18,853,615
—	—	—	—
—	21,091	15,493	26,278
1,265	7	15	9
519,779	—	—	—
—	—	—	—
—	—	—	—
314,443,997	20,426,063	25,567,536	18,879,902

—	—	—	—
—	—	—	—
54,159	10,265	12,767	9,429
90	18	19	33
54,249	10,283	12,786	9,462
$314,389,748	$20,415,780	$25,554,750	$18,870,440

$314,109,410	$17,872,409	$20,204,130	$19,123,696
280,338	2,543,371	5,350,620	(253,256)
$314,389,748	$20,415,780	$25,554,750	$18,870,440

$ 40.44	$ 97.22	$ 116.16	$ 69.89
7,775,000	210,000	220,000	270,000

$292,216,781	$16,807,571	$19,400,199	$16,402,443
20,822,367	209,896	283,068	103,435
$313,039,148	$17,017,467	$19,683,267	$16,505,878
$ —	$ —	$ —	$ —
29

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	20,164	232,622	46,297
Dividend income — affiliated issuers	648,928	2,438,543	3,040,076
Unaffiliated securities lending income	26,783	35,138	36,647
Affiliated securities lending income	46,155	107,082	140,954
TOTAL INVESTMENT INCOME (LOSS)	742,030	2,813,385	3,263,974
EXPENSES
Advisory fee	21,800	96,999	172,567
Trustees’ fees and expenses	704	1,101	2,036
TOTAL EXPENSES	22,504	98,100	174,603
NET INVESTMENT INCOME (LOSS)	$ 719,526	$ 2,715,285	$ 3,089,371
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,111,991)	(1,573,826)	598,374
Investments — affiliated issuers	(965,946)	(403,392)	1,976,586
In-kind redemptions — unaffiliated issuers	(255,564)	260,494	212,535
In-kind redemptions — affiliated issuers	(57,655)	2,189,800	2,943,038
Net realized gain (loss)	(2,391,156)	473,076	5,730,533
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,549,892	2,827,942	67,973
Investments — affiliated issuers	6,787,449	8,247,399	30,460,226
Net change in unrealized appreciation/depreciation	10,337,341	11,075,341	30,528,199
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,946,185	11,548,417	36,258,732
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 8,665,711	$14,263,702	$39,348,103
See accompanying notes to financial statements.
30

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$1,596,951	$ —	$ —	$ —
—	190,152	168,051	244,671
9,629	55	156	84
—	—	—	—
—	—	—	—
1,606,580	190,207	168,207	244,755

304,651	63,538	102,294	57,225
2,245	458	544	462
306,896	63,996	102,838	57,687
$1,299,684	$ 126,211	$ 65,369	$ 187,068

254,766	98,794	532,199	(982,960)
—	—	—	—
—	962,646	5,052,921	298,214
—	—	—	—
254,766	1,061,440	5,585,120	(684,746)

1,479,486	2,474,109	246,058	3,705,132
—	—	—	—
1,479,486	2,474,109	246,058	3,705,132
1,734,252	3,535,549	5,831,178	3,020,386
$3,033,936	$3,661,760	$5,896,547	$3,207,454
31

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 719,526	$ 2,892,612	$ 2,715,285	$ 5,476,550
Net realized gain (loss)	(2,391,156)	(8,254,262)	473,076	(7,106,570)
Net change in unrealized appreciation/depreciation	10,337,341	(8,998,515)	11,075,341	(10,551,272)
Net increase (decrease) in net assets resulting from operations	8,665,711	(14,360,165)	14,263,702	(12,181,292)
Net equalization credits and charges	(134)	(81,758)	90,576	115,750
Distributions to shareholders	(683,836)	(2,878,161)	(2,390,454)	(5,787,114)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	231,224	7,725,150	29,156,053	115,985,875
Cost of shares redeemed	(5,288,761)	(49,528,810)	(40,170,259)	(76,591,192)
Net income equalization	134	81,758	(90,576)	(115,750)
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(5,057,403)	(41,721,902)	(11,104,782)	39,278,933
Net increase (decrease) in net assets during the period	2,924,338	(59,041,986)	859,042	21,426,277
Net assets at beginning of period	53,749,856	112,791,842	126,039,072	104,612,795
NET ASSETS AT END OF PERIOD	$56,674,194	$ 53,749,856	$ 126,898,114	$126,039,072
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,000	340,000	870,000	3,590,000
Shares redeemed	(240,000)	(2,290,000)	(1,270,000)	(2,580,000)
Net increase (decrease) from share transactions	(230,000)	(1,950,000)	(400,000)	1,010,000
See accompanying notes to financial statements.
32

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR MFS Systematic Core Equity ETF
Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20

$ 3,089,371	$ 7,213,512	$ 1,299,684	$ 4,704,035	$ 126,211	$ 568,725
5,730,533	(3,729,837)	254,766	(390,164)	1,061,440	(244,608)
30,528,199	(8,480,933)	1,479,486	(896,263)	2,474,109	(1,072,493)
39,348,103	(4,997,258)	3,033,936	3,417,608	3,661,760	(748,376)
(18,333)	19,354	7,424	135,058	(6,121)	(22,967)
(3,184,410)	(7,327,692)	(1,713,231)	(4,951,989)	(110,877)	(573,138)

5,706,244	22,973,653	39,414,697	167,508,423	—	8,428,314
(20,278,492)	(28,488,708)	(25,270,338)	(34,951,266)	(6,996,542)	(22,349,855)
18,333	(19,354)	(7,424)	(135,058)	6,121	22,967
—	2,474	17,282	165,286	614	580
(14,553,915)	(5,531,935)	14,154,217	132,587,385	(6,989,807)	(13,897,994)
21,591,445	(17,837,531)	15,482,346	131,188,062	(3,445,045)	(15,242,475)
237,849,702	255,687,233	298,907,402	167,719,340	23,860,825	39,103,300
$259,441,147	$237,849,702	$314,389,748	$298,907,402	$20,415,780	$ 23,860,825

140,000	600,000	975,000	4,150,000	—	100,000
(510,000)	(820,000)	(625,000)	(875,000)	(80,000)	(290,000)
(370,000)	(220,000)	350,000	3,275,000	(80,000)	(190,000)
33

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MFS Systematic Growth Equity ETF		SPDR MFS Systematic Value Equity ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 65,369	$ 346,073	$ 187,068	$ 665,983
Net realized gain (loss)	5,585,120	1,702,434	(684,746)	(1,080,425)
Net change in unrealized appreciation/depreciation	246,058	3,796,090	3,705,132	(2,199,897)
Net increase (decrease) in net assets resulting from operations	5,896,547	5,844,597	3,207,454	(2,614,339)
Net equalization credits and charges	(1,001)	(16,068)	(10,788)	(34,490)
Distributions to shareholders	(60,208)	(335,571)	(150,124)	(665,847)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,966,790	13,637,046	—	—
Cost of shares redeemed	(20,171,703)	(15,584,895)	(5,040,430)	(9,627,538)
Net income equalization	1,001	16,068	10,788	34,490
Other Capital	481	363	847	488
Net increase (decrease) in net assets from beneficial interest transactions	(18,203,431)	(1,931,418)	(5,028,795)	(9,592,560)
Net increase (decrease) in net assets during the period	(12,368,093)	3,561,540	(1,982,253)	(12,907,236)
Net assets at beginning of period	37,922,843	34,361,303	20,852,693	33,759,929
NET ASSETS AT END OF PERIOD	$ 25,554,750	$ 37,922,843	$18,870,440	$ 20,852,693
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,000	160,000	—	—
Shares redeemed	(190,000)	(180,000)	(80,000)	(160,000)
Net increase (decrease) from share transactions	(170,000)	(20,000)	(80,000)	(160,000)
See accompanying notes to financial statements.
34

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 21.25	$ 25.18	$ 26.62	$ 23.97	$ 24.38	$ 25.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.30	0.78	0.69	0.53	0.56	0.30
Net realized and unrealized gain (loss) (c)	3.39	(3.89)	(1.43)	2.64	(0.44)	(1.43)
Total from investment operations	3.69	(3.11)	(0.74)	3.17	0.12	(1.13)
Net equalization credits and charges (b)	(0.00)(d)	(0.02)	0.00(d)	(0.00)(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.30)	(0.80)	(0.70)	(0.52)	(0.54)	(0.35)
Net asset value, end of period	$ 24.64	$ 21.25	$ 25.18	$ 26.62	$ 23.97	$ 24.38
Total return (e)	17.40%	(12.71)%	(2.71)%	13.26%	0.56%	(4.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,674	$53,750	$112,792	$143,742	$115,075	$80,441
Ratios to average net assets:
Total expenses (f)	0.08%(g)	0.08%	0.12%	0.22%	0.22%	0.28%
Net investment income (loss)	2.65%(g)	3.30%	2.76%	2.04%	2.28%	1.29%
Portfolio turnover rate	21%(h)	30%	28%	44%	46%(i)	25%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
35

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 30.37	$ 33.32	$ 32.42	$ 32.33	$ 31.23	$ 31.16
Income (loss) from investment operations:
Net investment income (loss) (b)	0.79	1.43	1.53	1.02	1.10	0.93
Net realized and unrealized gain (loss) (c)	3.32	(2.95)	0.91	0.09	0.98	0.22
Total from investment operations	4.11	(1.52)	2.44	1.11	2.08	1.15
Net equalization credits and charges (b)	0.03	0.03	0.03	(0.01)	(0.01)	(0.02)
Other capital	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.67)	(1.46)	(1.57)	(1.01)	(0.97)	(1.06)
Net asset value, end of period	$ 33.84	$ 30.37	$ 33.32	$ 32.42	$ 32.33	$ 31.23
Total return (e)	13.70%	(4.56)%	7.93%	3.34%	6.78%	3.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$126,898	$126,039	$104,613	$92,389	$95,376	$104,605
Ratios to average net assets:
Total expenses (f)	0.18%(g)	0.18%	0.18%	0.39%	0.37%	0.37%
Net investment income (loss)	4.91%(g)	4.41%	4.71%	3.07%	3.49%	3.07%
Portfolio turnover rate	31%(h)	38%	71%	29%	47%(i)	54%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
36

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 36.88	$ 38.33	$ 37.72	$ 35.52	$ 33.35	$ 34.61
Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	1.07	1.03	0.81	0.99	0.81
Net realized and unrealized gain (loss) (c)	5.82	(1.44)	0.57	2.18	2.03	(1.09)
Total from investment operations	6.31	(0.37)	1.60	2.99	3.02	(0.28)
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.01	0.01	0.00(d)	0.02
Other capital	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.52)	(1.08)	(1.00)	(0.80)	(0.85)	(0.94)
Net realized gains	—	—	—	—	—	(0.06)
Total distributions	(0.52)	(1.08)	(1.00)	(0.80)	(0.85)	(1.00)
Net asset value, end of period	$ 42.67	$ 36.88	$ 38.33	$ 37.72	$ 35.52	$ 33.35
Total return (e)	17.16%	(1.00)%	4.37%	8.46%	9.14%	(0.63)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$259,441	$237,850	$255,687	$248,929	$207,780	$185,112
Ratios to average net assets:
Total expenses (f)	0.14%(g)	0.09%	0.15%	0.20%	0.20%	0.20%
Net expenses	0.14%(g)	0.09%	0.15%	0.09%	0.01%	0.06%
Net investment income (loss)	2.45%(g)	2.84%	2.76%	2.14%	2.91%	2.45%
Portfolio turnover rate	54%(h)	94%	71%	43%	90%(i)	86%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
37

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 40.26	$ 40.41	$ 40.27	$ 40.26	$ 40.06	$ 40.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.17	0.81	1.02	0.68	0.44	0.27
Net realized and unrealized gain (loss) (c)	0.24	(0.11)	0.04	(0.14)	0.13	(0.21)
Total from investment operations	0.41	0.70	1.06	0.54	0.57	0.06
Net equalization credits and charges (b)	0.00(d)	0.02	0.03	0.04	(0.00)(d)	0.07
Other capital (b)	0.00(d)	0.03	0.02	0.06	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.23)	(0.90)	(0.97)	(0.63)	(0.42)	(0.18)
Net realized gains	—	—	—	—	—	(0.06)
Total distributions	(0.23)	(0.90)	(0.97)	(0.63)	(0.42)	(0.24)
Net asset value, end of period	$ 40.44	$ 40.26	$ 40.41	$ 40.27	$ 40.26	$ 40.06
Total return (e)	1.02%	1.86%	2.79%	1.60%	1.53%	0.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$314,390	$298,907	$167,719	$50,344	$18,117	$24,039
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.85%(f)	2.02%	2.54%	1.70%	1.09%	0.69%
Portfolio turnover rate	36%(g)	71%	100%	76%	83%(h)	407%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
38

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Core Equity ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 82.28	$ 81.47	$ 75.26	$ 68.62	$58.09	$58.53
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	1.36	1.34	1.13	0.97	1.020
Net realized and unrealized gain (loss) (c)	14.94	0.90	6.20	7.30	10.53	0.00(d)
Total from investment operations	15.48	2.26	7.54	8.43	11.50	1.02
Net equalization credits and charges (b)	(0.03)	(0.05)	0.00(d)	0.05	—	0.20
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)	—	—
Distributions to shareholders from:
Net investment income	(0.51)	(1.40)	(1.33)	(0.96)	(0.97)	(1.03)
Net realized gains	—	—	—	(0.88)	—	(0.63)
Total distributions	(0.51)	(1.40)	(1.33)	(1.84)	(0.97)	(1.66)
Net asset value, end of period	$ 97.22	$ 82.28	$ 81.47	$ 75.26	$68.62	$58.09
Total return (e)	18.81%	2.78%	10.11%	12.36%	19.92%	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,416	$23,861	$39,103	$30,102	$6,862	$5,809
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.60%	0.60%	0.61%
Net investment income (loss)	1.19%(f)	1.63%	1.70%	1.51%	1.52%	1.78%
Portfolio turnover rate	34%(g)	53%	65%	67%	67%(h)	39%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
39

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Growth Equity ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 97.24	$ 83.81	$ 80.77	$ 71.05	$ 60.67	$ 60.24
Income (loss) from investment operations:
Net investment income (loss) (b)	0.21	0.82	0.87	0.61	0.70	0.63
Net realized and unrealized gain (loss) (c)	18.92	13.47	4.13	9.80	10.27	1.62
Total from investment operations	19.13	14.29	5.00	10.41	10.97	2.25
Net equalization credits and charges (b)	(0.00)(d)	(0.04)	(0.02)	0.04	0.01	0.01
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.21)	(0.82)	(0.95)	(0.60)	(0.60)	(0.61)
Net realized gains	—	—	(0.99)	(0.13)	—	(1.22)
Total distributions	(0.21)	(0.82)	(1.94)	(0.73)	(0.60)	(1.83)
Net asset value, end of period	$ 116.16	$ 97.24	$ 83.81	$ 80.77	$ 71.05	$ 60.67
Total return (e)	19.69%	17.12%	6.47%	14.71%	18.18%	3.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,555	$37,923	$34,361	$44,424	$39,079	$12,134
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.61%	0.60%	0.61%
Net investment income (loss)	0.38%(f)	0.94%	1.08%	0.77%	1.05%	1.06%
Portfolio turnover rate	37%(g)	73%	77%	76%	55%(h)	56%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
40

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Value Equity ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 59.58	$ 66.20	$ 65.91	$ 59.81	$51.99	$57.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.62	1.44	1.44	1.21	1.03	0.99
Net realized and unrealized gain (loss) (c)	10.28	(6.49)	0.86	6.94	8.99	(2.66)
Total from investment operations	10.90	(5.05)	2.30	8.15	10.02	(1.67)
Net equalization credits and charges (b)	(0.04)	(0.07)	0.00(d)	0.12	0.04	—
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.55)	(1.50)	(1.47)	(1.06)	(1.01)	(1.01)
Net realized gains	—	—	(0.54)	(1.11)	(1.23)	(3.23)
Total distributions	(0.55)	(1.50)	(2.01)	(2.17)	(2.24)	(4.24)
Net asset value, end of period	$ 69.89	$ 59.58	$ 66.20	$ 65.91	$59.81	$51.99
Total return (e)	18.30%	(7.77)%	3.69%	13.82%	19.61%	(2.47)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,870	$20,853	$33,760	$32,953	$5,981	$2,599
Ratios to average net assets:
Total expenses	0.60%(f)	0.60%	0.60%	0.60%	0.60%	0.62%
Net investment income (loss)	1.96%(f)	2.21%	2.18%	1.83%	1.80%	1.85%
Portfolio turnover rate	26%(g)	53%	53%	54%	64%(h)	64%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
41

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR ® SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
42

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
43

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly for all Funds, except for the SPDR SSGA Ultra Short Term Bond ETF. The SPDR SSGA Ultra Short Term Bond ETF declares and distributes distributions to shareholders monthly.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate*
SPDR SSGA Multi-Asset Real Return ETF	0.50%
SPDR SSGA Income Allocation ETF	0.50
SPDR SSGA Global Allocation ETF	0.35
44

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Annual Rate*
SPDR SSGA Ultra Short Term Bond ETF	0.20%
SPDR MFS Systematic Core Equity ETF	0.60
SPDR MFS Systematic Growth Equity ETF	0.60
SPDR MFS Systematic Value Equity ETF	0.60
*	The Advisory fee is reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF and SPDR SSGA Global Allocation ETF by the acquired fund fees and expenses. For the period ended December 31, 2020, the net annualized advisory fee was 0.08%, 0.18%, and 0.14% for the SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, respectively.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021, except with the approval of the Board. The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
45

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$ 11,216,084	$ 11,719,402
SPDR SSGA Income Allocation ETF	35,127,437	34,978,803
SPDR SSGA Global Allocation ETF	130,793,239	141,403,639
SPDR SSGA Ultra Short Term Bond ETF	129,115,046	97,580,883
SPDR MFS Systematic Core Equity ETF	7,023,697	7,146,589
SPDR MFS Systematic Growth Equity ETF	12,119,666	12,167,931
SPDR MFS Systematic Value Equity ETF	4,923,117	4,832,284
For the period ended December 31, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$ 226,531	$ 5,182,464	$ (313,219)
SPDR SSGA Income Allocation ETF	27,777,802	38,519,173	2,450,294
SPDR SSGA Global Allocation ETF	5,364,154	19,065,463	3,155,573
SPDR MFS Systematic Core Equity ETF	—	6,944,735	962,646
SPDR MFS Systematic Growth Equity ETF	1,951,660	20,014,823	5,052,921
SPDR MFS Systematic Value Equity ETF	—	4,998,946	298,214
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
46

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$ 62,953,316	$ 1,664,222	$3,016,349	$ (1,352,127)
SPDR SSGA Income Allocation ETF	136,938,553	4,278,735	2,355,559	1,923,176
SPDR SSGA Global Allocation ETF	281,332,535	39,409,260	—	39,409,260
SPDR SSGA Ultra Short Term Bond ETF	313,074,730	992,321	144,098	848,223
SPDR MFS Systematic Core Equity ETF	17,017,467	3,808,179	420,681	3,387,498
SPDR MFS Systematic Growth Equity ETF	19,683,267	6,380,242	511,481	5,868,761
SPDR MFS Systematic Value Equity ETF	16,505,881	3,025,532	677,798	2,347,734
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 11,603,057	$ 4,932,662	$ 6,913,410	$ 11,846,072
SPDR SSGA Income Allocation ETF	14,032,819	11,940,288	2,393,300	14,333,588
SPDR SSGA Global Allocation ETF	65,003,845	61,597,198	5,034,634	66,631,832
47

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$ 4,932,662	$—	$—	$—	$ 4,932,662	$ 4,932,662
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	6,685,788	—	—	—	6,685,788	6,685,788
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	5,254,500	—	—	—	5,254,500	5,254,500
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	61,597,198	—	—	—	61,597,198	61,597,198
9.    Line of Credit
The SPDR SSGA Ultra Short Term Bond ETF and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of December 31, 2020.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
48

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Market Risk
A Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
On January 25, 2021, the Board voted to close and liquidate the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and the SPDR MFS Systematic Value Equity ETF. Each Fund will create and redeem creation units through March 17, 2021, which will also be the last day of trading of each Fund’s shares on the NYSE Arca, Inc., each Fund’s principal U.S. listing exchange. Each Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about March 23, 2021.
49

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.08%	$1,174.00	$0.44	$1,024.80	$0.41
SPDR SSGA Income Allocation ETF	0.18	1,137.00	0.97	1,024.30	0.92
SPDR SSGA Global Allocation ETF	0.14	1,171.60	0.77	1,024.50	0.71
SPDR SSGA Ultra Short Term Bond ETF	0.20	1,010.20	1.01	1,024.20	1.02
SPDR MFS Systematic Core Equity ETF	0.60	1,188.10	3.31	1,022.20	3.06
SPDR MFS Systematic Growth Equity ETF	0.60	1,196.90	3.32	1,022.20	3.06
SPDR MFS Systematic Value Equity ETF	0.60	1,183.00	3.30	1,022.20	3.06
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
50

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
51

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the Funds are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the Funds to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained Massachusetts Financial Services Company as the sub-adviser.
Massachusetts Financial Services Company is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRACTIVESAR

Semi-Annual Report
December 31, 2020
SSGA Active Trust
SPDR ® SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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SPDR SSGA Fixed Income Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
SPDR Portfolio Mortgage Backed Bond ETF	32.8%
SPDR Portfolio Long Term Corporate Bond ETF	31.9
SPDR Portfolio Intermediate Term Corporate Bond ETF	15.6
SPDR Portfolio Intermediate Term Treasury ETF	12.8
SPDR Portfolio Long Term Treasury ETF	5.7
TOTAL	98.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Domestic Fixed Income	99.9%
Short Term Investments	18.7
Liabilities in Excess of Other Assets	(18.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA US Sector Rotation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
The Consumer Discretionary Select Sector SPDR Fund	25.2%
The Communication Services Select Sector SPDR Fund	21.5
The Consumer Staples Select Sector SPDR Fund	20.9
The Materials Select Sector SPDR Fund	17.4
The Technology Select Sector SPDR Fund	15.0
TOTAL	100.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2020

% of Net Assets
Domestic Equity	100.0%
Short Term Investments	18.2
Liabilities in Excess of Other Assets	(18.2)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC FIXED INCOME — 99.9%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	6,090	$ 663,444
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	243,743	9,062,365
SPDR Portfolio Intermediate Term Treasury ETF (a)	225,290	7,448,087
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	561,488	18,585,253
SPDR Portfolio Long Term Treasury ETF (a)	73,199	3,303,471
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	722,786	19,096,006
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $57,121,207)		58,158,626
SHORT-TERM INVESTMENTS — 18.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	77,886	77,886
State Street Navigator Securities Lending Portfolio II (e)(f)	10,810,125	10,810,125
TOTAL SHORT-TERM INVESTMENTS (Cost $10,888,011)		$ 10,888,011
TOTAL INVESTMENTS—118.6% (Cost $68,009,218)		69,046,637
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.6)%		(10,828,041)
NET ASSETS—100.0%		$ 58,218,596
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
3

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$58,158,626	$—	$—	$58,158,626
Short-Term Investments	10,888,011	—	—	10,888,011
TOTAL INVESTMENTS	$69,046,637	$—	$—	$69,046,637
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	43,696	$ 4,420,287	$ 2,515,557	$ 6,469,473	$291,577	$ (94,504)	6,090	$ 663,444	$ 94,013
SPDR Portfolio Intermediate Term Corporate Bond ETF	362,090	13,227,148	8,117,349	12,500,459	217,121	1,206	243,743	9,062,365	140,528
SPDR Portfolio Intermediate Term Treasury ETF	239,904	7,969,611	7,958,617	8,400,092	146,109	(226,158)	225,290	7,448,087	22,872
SPDR Portfolio Long Term Corporate Bond ETF	151,623	4,806,450	18,598,887	5,239,207	32,302	386,821	561,488	18,585,253	196,807
SPDR Portfolio Long Term Treasury ETF	—	—	4,612,834	1,296,980	(35,683)	23,300	73,199	3,303,471	5,668
SPDR Portfolio Mortgage Backed Bond ETF	578,818	15,506,534	7,942,239	4,089,341	85,421	(348,847)	722,786	19,096,006	308,373
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,091,555	1,091,555	1,481,483	2,495,152	—	—	77,886	77,886	352
State Street Navigator Securities Lending Portfolio II	9,882,034	9,882,034	171,021,900	170,093,809	—	—	10,810,125	10,810,125	28,253
Total		$56,903,619	$222,248,866	$210,584,513	$736,847	$(258,182)		$69,046,637	$796,866
See accompanying notes to financial statements.
4

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 100.0%
The Communication Services Select Sector SPDR Fund (a)(b)	321,080	$ 21,666,479
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	157,677	25,351,308
The Consumer Staples Select Sector SPDR Fund (a)(b)	311,916	21,038,734
The Materials Select Sector SPDR Fund (a)(b)	242,782	17,574,989
The Technology Select Sector SPDR Fund (a)	116,665	15,168,783
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $93,268,328)		100,800,293
SHORT-TERM INVESTMENTS — 18.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c)(d)	57,399	57,399
State Street Navigator Securities Lending Portfolio II (e)(f)	18,259,029	18,259,029
TOTAL SHORT-TERM INVESTMENTS (Cost $18,316,428)		$ 18,316,428
TOTAL INVESTMENTS—118.2% (Cost $111,584,756)		119,116,721
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.2)%		(18,307,214)
NET ASSETS—100.0%		$ 100,809,507
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
5

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$100,800,293	$—	$—	$100,800,293
Short-Term Investments	18,316,428	—	—	18,316,428
TOTAL INVESTMENTS	$ 119,116,721	$—	$—	$ 119,116,721
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,345	$ 11,345	$ 1,141,027	$ 1,094,973	$ —	$ —	57,399	$ 57,399	$ 82
State Street Navigator Securities Lending Portfolio II	4,445,869	4,445,869	354,324,766	340,511,606	—	—	18,259,029	18,259,029	13,286
The Communication Services Select Sector SPDR Fund	164,031	8,864,235	31,196,987	20,856,496	1,002,655	1,459,098	321,080	21,666,479	34,066
The Consumer Discretionary Select Sector SPDR Fund	—	—	42,073,745	19,511,618	1,545,855	1,243,326	157,677	25,351,308	79,889
The Consumer Staples Select Sector SPDR Fund	29,312	1,718,856	27,277,600	9,556,268	150,877	1,447,669	311,916	21,038,734	281,822
The Energy Select Sector SPDR Fund	48,903	1,850,978	2,390,475	4,252,103	(11,384)	22,034	—	—	—
The Financial Select Sector SPDR Fund	476,814	11,033,476	429,377	11,920,039	(1,279,286)	1,736,472	—	—	—
The Health Care Select Sector SPDR Fund	174,726	17,484,831	11,667,890	30,068,476	1,704,023	(788,268)	—	—	—
The Industrial Select Sector SPDR Fund	—	—	20,299,918	22,979,724	2,679,806	—	—	—	53,712
The Materials Select Sector SPDR Fund	—	—	17,437,365	—	—	137,624	242,782	17,574,989	86,539
The Technology Select Sector SPDR Fund	249,472	26,067,329	25,304,755	41,610,721	6,535,602	(1,128,182)	116,665	15,168,783	110,003
The Utilities Select Sector SPDR Fund	28,492	1,607,804	39,080	1,670,440	17,223	6,333	—	—	—
Total		$73,084,723	$533,582,985	$504,032,464	$12,345,371	$ 4,136,106		$119,116,721	$659,399
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
ASSETS
Investments in affiliated issuers, at value*	$69,046,637	$ 119,116,721
Dividends receivable — affiliated issuers	8	12
Securities lending income receivable — unaffiliated issuers	536	1,418
Securities lending income receivable — affiliated issuers	5,956	2,781
Receivable from Adviser	393	7,029
TOTAL ASSETS	69,053,530	119,127,961
LIABILITIES
Payable upon return of securities loaned	10,810,125	18,259,029
Advisory fee payable	24,801	59,398
Trustees’ fees and expenses payable	8	27
TOTAL LIABILITIES	10,834,934	18,318,454
NET ASSETS	$58,218,596	$100,809,507
NET ASSETS CONSIST OF:
Paid-in Capital	$57,388,974	$ 91,973,016
Total distributable earnings (loss)	829,622	8,836,491
NET ASSETS	$58,218,596	$100,809,507
NET ASSET VALUE PER SHARE
Net asset value per share	$ 32.16	$ 40.32
Shares outstanding (unlimited amount authorized, no par value)	1,810,000	2,500,000
COST OF INVESTMENTS:
Investments in affiliated issuers	$68,009,218	$ 111,584,756
* Includes investments in securities on loan, at value	$10,584,680	$ 28,298,581
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2020 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 768,613	$ 646,113
Unaffiliated securities lending income	11,388	9,280
Affiliated securities lending income	28,253	13,286
TOTAL INVESTMENT INCOME (LOSS)	808,254	668,679
EXPENSES
Advisory fee	117,693	221,012
Trustees’ fees and expenses	608	753
Miscellaneous expenses	113	—
TOTAL EXPENSES	118,414	221,765
NET INVESTMENT INCOME (LOSS)	$ 689,840	$ 446,914
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	204,757	3,182,006
In-kind redemptions — affiliated issuers	532,090	9,163,365
Net realized gain (loss)	736,847	12,345,371
Net change in unrealized appreciation/depreciation on:
Investment — affiliated issuers	(258,182)	4,136,106
NET REALIZED AND UNREALIZED GAIN (LOSS)	478,665	16,481,477
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,168,505	$16,928,391
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 689,840	$ 668,251	$ 446,914	$ 664,440
Net realized gain (loss)	736,847	(73,337)	12,345,371	(1,166,789)
Net change in unrealized appreciation/depreciation	(258,182)	985,859	4,136,106	3,040,370
Net increase (decrease) in net assets resulting from operations	1,168,505	1,580,773	16,928,391	2,538,021
Net equalization credits and charges	(57,981)	(143,677)	(5,765)	34,502
Distributions to shareholders	(902,953)	(785,178)	(557,398)	(704,061)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	22,509,235	37,162,072	58,735,105	62,332,050
Cost of shares redeemed	(11,570,587)	(1,820,074)	(42,913,879)	(9,684,741)
Net income equalization	57,981	143,677	5,765	(34,502)
Net increase (decrease) in net assets from beneficial interest transactions	10,996,629	35,485,675	15,826,991	52,612,807
Net increase (decrease) in net assets during the period	11,204,200	36,137,593	32,192,219	54,481,269
Net assets at beginning of period	47,014,396	10,876,803	68,617,288	14,136,019
NET ASSETS AT END OF PERIOD	$ 58,218,596	$47,014,396	$100,809,507	$68,617,288
SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	1,180,000	1,510,000	1,940,000
Shares redeemed	(360,000)	(60,000)	(1,100,000)	(310,000)
Net increase (decrease) from share transactions	340,000	1,120,000	410,000	1,630,000
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 31.98	$ 31.08	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.81	0.15
Net realized and unrealized gain (loss) (b)	0.33	1.31	0.99
Total from investment operations	0.72	2.12	1.14
Net equalization credits and charges (a)	(0.03)	(0.17)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.51)	(1.05)	(0.16)
Net asset value, end of period	$ 32.16	$ 31.98	$ 31.08
Total return (d)	2.18%	6.42%	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$58,219	$47,014	$10,877
Ratios to average net assets:
Total expenses (e)	0.41%(f)	0.31%	0.31%(f)
Net investment income (loss)	2.41%(f)	2.57%	1.98%(f)
Portfolio turnover rate (g)	47%(h)	150%	32%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	For the Period 4/3/2019*- 6/30/19
Net asset value, beginning of period	$ 32.83	$ 30.73	$ 30.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.57	0.23
Net realized and unrealized gain (loss) (b)	7.53	1.98	0.55
Total from investment operations	7.72	2.55	0.78
Net equalization credits and charges (a)	(0.00)(c)	0.03	(0.03)
Distributions to shareholders from:
Net investment income	(0.23)	(0.48)	(0.11)
Net asset value, end of period	$ 40.32	$ 32.83	$ 30.73
Total return (d)	23.55%	8.52%	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100,810	$68,617	$14,136
Ratios to average net assets:
Total expenses (e)	0.52%(f)	0.49%	0.49%(f)
Net investment income (loss)	1.04%(f)	1.79%	3.12%(f)
Portfolio turnover rate (g)	143%(h)	154%	39%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR ® SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not
12

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value
13

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
14

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly for SPDR SSGA Fixed Income Sector Rotation ETF and declared and paid quarterly for SPDR SSGA US Sector Rotation ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Fixed Income Sector Rotation ETF	0.50%
SPDR SSGA US Sector Rotation ETF	0.70
15

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. For the period ended December 31, 2020, the net annualized advisory fee was 0.41%, and 0.52% for the SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF, respectively.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
16

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR SSGA Fixed Income Sector Rotation ETF	$ 27,243,227	$ 26,425,351
SPDR SSGA US Sector Rotation ETF	119,364,391	119,317,241
For the period ended December 31, 2020, the following Funds had in-kind contributions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Fixed Income Sector Rotation ETF	$22,502,257	$ 11,570,202	$ 532,090
SPDR SSGA US Sector Rotation ETF	58,752,798	43,108,641	9,163,365
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any
17

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Fixed Income Sector Rotation ETF	$ 68,091,690	$1,135,575	$180,628	$ 954,947
SPDR SSGA US Sector Rotation ETF	111,663,713	7,453,008	—	7,453,008
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
18

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR SSGA Fixed Income Sector Rotation ETF	$ 10,584,680	$ 10,810,125	$ —	$ 10,810,125
SPDR SSGA US Sector Rotation ETF	28,298,581	18,259,029	10,515,375	28,774,404
19

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:
		Remaining Contractual Maturity of the Agreements As of December 31, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	$10,810,125	$—	$—	$—	$10,810,125	$10,810,125
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	18,259,029	—	—	—	18,259,029	18,259,029
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in
20

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
22

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
Annualized Expense Ratio	0.41%	0.52%
Actual:
Ending Account Value	$1,021.80	$1,235.50
Expenses Paid During Period	2.09	2.93
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,022.60
Expenses Paid During Period(a)	2.09	2.65
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
23

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
24

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
25

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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRROTATIONSAR

Semi-Annual Report
December 31, 2020
SSGA Active Trust
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Panama Government International Bond 4.00% 9/22/2024	3.6%
Indonesia Government International Bond 4.88% 5/5/2021	2.9
Dominican Republic International Bond 4.88% 9/23/2032	2.5
Reliance Industries, Ltd. 5.40% 2/14/2022	2.5
Colombia Government International Bond 4.38% 7/12/2021	2.4
TOTAL	13.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	68.7%
Foreign Government Obligations	27.6
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Note 2.75% 9/15/2021	6.3%
Treasury Bill 0.11% 4/1/2021	4.1
Treasury Note 1.63% 4/30/2023	3.7
Treasury Bill 0.10% 2/4/2021	3.7
Treasury Note 2.25% 12/31/2023	3.2
TOTAL	21.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of December 31, 2020

% of Net Assets
Corporate Bonds & Notes	27.3%
U.S. Government Agency Obligations	24.8
U.S. Treasury Obligations	23.0
Mortgage-Backed Securities	9.1
Asset-Backed Securities	7.1
Foreign Government Obligations	2.2
Short-Term Investment	6.5
Liabilities in Excess of Other Assets	(0.0)
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Treasury Bill 0.09% 6/3/2021	3.3%
Treasury Notes 0.25% 11/15/2023	3.1
Treasury Notes 1.50% 8/31/2021	3.0
Treasury Notes 2.25% 11/15/2025	2.5
Treasury Bill 0.11% 4/29/2021	2.0
TOTAL	13.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
U.S. Government Agency Obligations	39.3%
U.S. Treasury Obligations	25.0
Mortgage-Backed Securities	7.5
Commercial Mortgage Backed Securities	4.4
Asset-Backed Securities	3.3
Foreign Government Obligations	0.8
Banks	2.7
Electric	1.1
Telecommunications	1.0
Diversified Financial Services	0.9
Software	0.9
Oil & Gas	0.8
Retail	0.8
Health Care Services	0.7
Internet	0.7
Food	0.7
Pipelines	0.6
Insurance	0.6
Chemicals	0.5
Media	0.4
Pharmaceuticals	0.4
Real Estate Investment Trusts	0.4
Transportation	0.4
Semiconductors	0.3
Commercial Services	0.2
Entertainment	0.2
Auto Manufacturers	0.2
Packaging & Containers	0.2
Aerospace & Defense	0.2
Computers	0.2
IT Services	0.2
Miscellaneous Manufacturer	0.2
Leisure Time	0.2
Electronics	0.2
See accompanying notes to financial statements.
3

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Building Materials	0.2%
Biotechnology	0.2
Beverages	0.2
Oil & Gas Services	0.2
Lodging	0.1
Iron/Steel	0.1
Mining	0.1
Machinery, Construction & Mining	0.1
Agriculture	0.1
Forest Products & Paper	0.1
Machinery-Diversified	0.1
Energy-Alternate Sources	0.1
Advertising	0.1
Water	0.1
Home Furnishings	0.1
Auto Parts & Equipment	0.0*
Airlines	0.0*
Environmental Control	0.0*
Distribution & Wholesale	0.0*
Health Care Products	0.0*
Home Builders	0.0*
Household Products & Wares	0.0*
Food Service	0.0*
Coal	0.0*
Construction Materials	0.0*
Electrical Components & Equipment	0.0*
Engineering & Construction	0.0*
Metal Fabricate & Hardware	0.0*
Real Estate	0.0*
Apparel	0.0*
Housewares	0.0*
Gas	0.0*
Hand & Machine Tools	0.0*
Short-Term Investment	1.7
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 68.7%
ARGENTINA — 1.0%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$ 550,000	$ 472,235
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	396,756
		868,991
BRAZIL — 2.0%
CSN Islands XII Corp. Series REGS, 7.00%, 3/23/2021	900,000	891,423
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (b)	300,000	321,123
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	500,000	523,180
		1,735,726
CAYMAN ISLANDS — 1.0%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	837,000	854,795
CHILE — 5.3%
AES Gener SA Series REGS, 5.00%, 7/14/2025	860,000	890,306
Colbun SA Series REGS, 4.50%, 7/10/2024	1,500,000	1,659,765
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	147,800	147,898
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	180,560	190,419
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	400,000	362,256
SACI Falabella Series REGS, 3.75%, 4/30/2023	300,000	316,152
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	400,000	442,380
Transelec SA Series REGS, 4.63%, 7/26/2023	500,000	543,250
		4,552,426
CHINA — 5.7%
Baidu, Inc. 3.43%, 4/7/2030	200,000	222,154
CNPC Global Capital, Ltd. 1.13%, 6/23/2023	600,000	600,366
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	408,510
JD.com, Inc. 3.38%, 1/14/2030	1,400,000	1,523,004
Sinopec Group Overseas Development 2012, Ltd. 3.90%, 5/17/2022	200,000	207,858
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023	200,000	210,634
State Grid Overseas Investment 2016, Ltd. Series EMTN, 1.00%, 8/5/2025	700,000	695,044
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (b)	1,000,000	1,027,700
		4,895,270
See accompanying notes to financial statements.
5

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
COLOMBIA — 2.8%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	$ 200,000	$ 217,002
Banco de Bogota SA Series REGS, 5.38%, 2/19/2023	200,000	214,014
Geopark, Ltd.:
5.50%, 1/17/2027 (b)	200,000	200,340
Series REGS, 5.50%, 1/17/2027	200,000	200,340
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,500,000	1,572,030
		2,403,726
INDIA — 7.5%
Adani International Container Terminal Pvt, Ltd. 3.00%, 2/16/2031 (b)	400,000	401,600
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.38%, 7/24/2024	600,000	625,368
Series REGS, 3.95%, 1/19/2022	400,000	409,084
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	882,000
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a)(b)	200,000	213,112
ONGC Videsh Vankorneft Pte, Ltd.:
2.88%, 1/27/2022	400,000	405,704
3.75%, 7/27/2026	600,000	650,250
ONGC Videsh, Ltd. 3.75%, 5/7/2023	400,000	418,556
Reliance Industries, Ltd. Series REGS, 5.40%, 2/14/2022	2,000,000	2,096,240
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	285,988
		6,387,902
INDONESIA — 1.8%
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,564,245
ISRAEL — 0.3%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	226,120
JAMAICA — 0.1%
Digicel Group 0.5, Ltd. PIK:
7.00%, 1/19/2021 (b)	62,431	17,169
8.00%, 4/1/2025 (b)	41,870	22,172
		39,341
KUWAIT — 1.5%
MEGlobal Canada ULC:
5.00%, 5/18/2025 (b)	700,000	787,857
5.88%, 5/18/2030 (b)	400,000	498,704
		1,286,561
See accompanying notes to financial statements.
6

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MALAYSIA — 5.3%
CIMB Bank Bhd 3.26%, 3/15/2022	$ 400,000	$ 411,868
Gohl Capital, Ltd. 4.25%, 1/24/2027	800,000	847,763
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,019,310
Petronas Capital, Ltd.:
Series REGS, 3.50%, 3/18/2025	600,000	665,628
3.50%, 4/21/2030 (b)	200,000	230,444
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	1,200,000	1,306,704
		4,481,717
MEXICO — 5.1%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	200,000	226,494
Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	906,080
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	200,000	185,954
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	400,000	435,648
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	191,822
Docuformas SAPI de CV 10.25%, 7/24/2024 (b)	300,000	274,548
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	627,354
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (b)	350,000	365,963
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	477,865
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	612,000
		4,303,728
NETHERLANDS — 4.3%
Braskem Netherlands Finance BV 5 year CMT + 8.22%, 8.50%, 1/23/2081 (a)(b)	1,000,000	1,116,300
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	861,568
Series REGS, 5.63%, 8/10/2037	800,000	879,744
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	800,000	829,408
		3,687,020
PANAMA — 6.4%
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (b)	600,000	649,008
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025 (b)	600,000	615,690
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	300,642
See accompanying notes to financial statements.
7

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Banistmo SA Series REGS, 3.65%, 9/19/2022	$ 1,900,000	$ 1,950,711
Global Bank Corp. Series REGS, 4.50%, 10/20/2021	1,075,000	1,102,391
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	150,000	154,884
UEP Penonome II SA 6.50%, 10/1/2038 (b)	650,000	673,426
		5,446,752
PARAGUAY — 0.4%
Banco Continental SAECA 2.75%, 12/10/2025 (b)	350,000	349,108
PERU — 3.7%
Banco BBVA Peru SA 5 year CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	219,264
Banco de Credito del Peru:
Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (a)	200,000	211,690
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)	400,000	410,928
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)(b)	250,000	256,830
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029 (a)	898,000	999,483
Banco Internacional del Peru SAA Interbank 1 year CMT + 3.71%, 4.00%, 7/8/2030 (a)	200,000	207,208
Peru LNG S.r.l. Series REGS, 5.38%, 3/22/2030	1,000,000	883,000
		3,188,403
PHILIPPINES — 0.6%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	500,000	519,032
QATAR — 1.2%
Ooredoo International Finance, Ltd. Series REGS, 3.25%, 2/21/2023	1,000,000	1,045,840
SAUDI ARABIA — 0.3%
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (b)	200,000	204,426
SINGAPORE — 9.0%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,309,750
USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	500,000	505,485
5 year CMT + 1.91%, 3.30%, 2/27/2025 (a)	200,000	204,004
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	375,600	444,188
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	405,044
Oversea-Chinese Banking Corp., Ltd.:
5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)(b)	500,000	507,315
See accompanying notes to financial statements.
8

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5 year CMT + 1.58%, 1.83%, 9/10/2030 (a)	$ 400,000	$ 405,852
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	600,000	631,476
Temasek Financial I, Ltd. Co. 1.00%, 10/6/2030 (b)	1,100,000	1,074,876
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	1,100,000	1,139,875
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	203,118
Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (a)	600,000	611,514
Series EMTN, USD 5 Year Swap Rate + 2.23%, 3.50%, 9/16/2026 (a)	200,000	203,154
		7,645,651
SOUTH KOREA — 2.9%
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (b)	200,000	208,386
NongHyup Bank 1.25%, 7/20/2025 (b)	600,000	611,250
POSCO:
Series REGS, 2.38%, 11/12/2022	400,000	411,428
Series REGS, 2.38%, 1/17/2023	600,000	618,264
Series REGS, 2.75%, 7/15/2024	400,000	422,204
Woori Bank 5 year CMT + 2.66%, 4.25%, 10/4/2024 (a)	200,000	208,492
		2,480,024
THAILAND — 0.5%
Bangkok Bank PCL 5 year CMT + 4.72%, 5.00%, 9/23/2025 (a)	200,000	209,006
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (b)	200,000	209,290
		418,296
TOTAL CORPORATE BONDS & NOTES (Cost $56,054,241)		58,585,100
FOREIGN GOVERNMENT OBLIGATIONS — 27.6%
BRAZIL — 1.7%
Brazilian Government International Bond 2.88%, 6/6/2025	1,400,000	1,458,758
CHILE — 0.3%
Chile Government International Bond 3.13%, 3/27/2025	200,000	220,284
COLOMBIA — 3.6%
Colombia Government International Bond:
2.63%, 3/15/2023	1,000,000	1,033,630
See accompanying notes to financial statements.
9

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 7/12/2021	$ 2,000,000	$ 2,045,540
		3,079,170
DOMINICAN REPUBLIC — 2.5%
Dominican Republic International Bond Series 144A, 4.88%, 9/23/2032 (b)	1,900,000	2,109,570
INDONESIA — 4.1%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,500,000	2,537,525
Perusahaan Penerbit SBSN Series REGS, 3.40%, 3/29/2021	1,000,000	1,007,660
		3,545,185
MALAYSIA — 1.3%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	874,264
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	280,043
		1,154,307
MEXICO — 0.4%
Mexico Government International Bond 4.00%, 10/2/2023	300,000	328,470
PANAMA — 3.6%
Panama Government International Bond 4.00%, 9/22/2024	2,800,000	3,103,716
PERU — 1.0%
Peruvian Government International Bond 2.39%, 1/23/2026	800,000	853,760
PHILIPPINES — 2.8%
Philippine Government International Bond:
2.46%, 5/5/2030	400,000	431,352
4.00%, 1/15/2021	1,930,000	1,930,598
		2,361,950
QATAR — 1.6%
Qatar Government International Bond:
Series REGS, 3.38%, 3/14/2024	900,000	976,149
Series REGS, 3.88%, 4/23/2023	400,000	430,100
		1,406,249
SAUDI ARABIA — 2.8%
Saudi Government International Bond:
Series REGS, 2.38%, 10/26/2021	900,000	913,599
Series REGS, 2.88%, 3/4/2023	500,000	522,930
See accompanying notes to financial statements.
10

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 144A, 2.90%, 10/22/2025 (b)	$ 850,000	$ 916,130
		2,352,659
SOUTH KOREA — 0.5%
Korea Electric Power Corp. Series 144A, 1.13%, 6/15/2025 (b)	400,000	406,208
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Government International Bond:
Series 144A, 0.75%, 9/2/2023 (b)	500,000	501,300
Series 144A, 2.50%, 4/16/2025 (b)	200,000	213,742
Series 144A, 3.13%, 4/16/2030 (b)	400,000	452,000
		1,167,042
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $22,788,515)		23,547,328
	Shares
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (c) (d) (Cost $977,589)	977,589	977,589
TOTAL INVESTMENTS — 97.4% (Cost $79,820,345)		83,110,017
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%		2,204,925
NET ASSETS — 100.0%		$ 85,314,942
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
See accompanying notes to financial statements.
11

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$58,585,100	$—	$58,585,100
Foreign Government Obligations	—	23,547,328	—	23,547,328
Short-Term Investment	977,589	—	—	977,589
TOTAL INVESTMENTS	$977,589	$82,132,428	$—	$ 83,110,017
Industry Breakdown as of December 31, 2020

% of Net Assets
Foreign Government Obligations	27.6%
Banks	21.5
Electric	12.3
Oil & Gas	8.6
Chemicals	4.5
Diversified Financial Services	4.0
Internet	3.3
Iron/Steel	2.7
Pipelines	1.7
Commercial Services	1.7
Telecommunications	1.5
Energy-Alternate Sources	1.5
Holding Companies-Diversified	1.0
Lodging	1.0
Transportation	0.8
Beverages	0.8
Multi-National	0.7
Media	0.4
Retail	0.4
Mining	0.3
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	780,408	$780,408	$16,939,164	$16,741,983	$—	$—	977,589	$977,589	$506
See accompanying notes to financial statements.
13

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.3%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$ 465,000	$ 484,739
AEROSPACE & DEFENSE — 0.5%
Northrop Grumman Corp. 2.93%, 1/15/2025	455,000	494,894
TransDigm, Inc.:
5.50%, 11/15/2027	40,000	42,075
6.25%, 3/15/2026 (a)	65,000	69,267
6.38%, 6/15/2026	25,000	25,877
8.00%, 12/15/2025 (a)	10,000	11,039
Triumph Group, Inc. 7.75%, 8/15/2025	25,000	22,898
		666,050
AGRICULTURE — 0.3%
BAT International Finance PLC 1.67%, 3/25/2026	490,000	502,397
AIRLINES — 0.0% (b)
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.75%, 10/20/2028 (a)	15,000	16,379
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	50,000	53,984
		70,363
AUTO MANUFACTURERS — 0.8%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	35,000	35,805
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	561,114
Ford Motor Co. 9.00%, 4/22/2025	40,000	49,050
Hyundai Capital America 2.85%, 11/1/2022 (a)	485,000	502,785
		1,148,754
AUTO PARTS & EQUIPMENT — 0.0% (b)
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	50,000	53,639
See accompanying notes to financial statements.
14

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 4.8%
Banco Continental SAECA 2.75%, 12/10/2025 (a)	$ 150,000	$ 149,618
Banco de Credito del Peru Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (c)	200,000	211,690
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	156,570
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 1.02%, 3/5/2024 (c)	485,000	488,623
Bank of Nova Scotia 0.55%, 9/15/2023	490,000	492,102
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	200,000	213,130
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	202,497
CIMB Bank Bhd 3.26%, 3/15/2022	200,000	205,934
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 1.25%, 6/1/2024 (c)	495,000	500,772
DBS Group Holdings, Ltd. USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	200,000	202,194
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	320,000	355,635
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	485,000	502,761
Macquarie Bank, Ltd. 2.10%, 10/17/2022 (a)	350,000	360,892
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	200,000	204,072
Morgan Stanley 3 Month USD LIBOR + 0.93%, 1.15%, 7/22/2022 (c)	485,000	486,979
NongHyup Bank 1.25%, 7/20/2025 (a)	200,000	203,750
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	219,228
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	480,000	484,363
Toronto-Dominion Bank Series MTN, SOFR + 0.48%, 0.57%, 1/27/2023 (c)	500,000	501,975
Truist Financial Corp. Series MTN, 2.20%, 3/16/2023	245,000	254,577
See accompanying notes to financial statements.
15

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (c)	$ 200,000	$ 203,742
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	490,000	503,656
		7,104,760
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 5.50%, 4/1/2025 (a)	75,000	77,496
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 0.75%, 9/2/2023 (a)	250,000	251,263
BUILDING MATERIALS — 0.6%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	40,000	43,287
6.75%, 6/1/2027 (a)	65,000	70,522
Carrier Global Corp. 1.92%, 2/15/2023	475,000	489,406
Cemex SAB de CV Series REGS, 7.75%, 4/16/2026	200,000	210,916
Griffon Corp. 5.75%, 3/1/2028	35,000	37,173
		851,304
CHEMICALS — 0.5%
DuPont de Nemours, Inc. 4.49%, 11/15/2025	430,000	502,395
LG Chem, Ltd. Series REGS, 3.25%, 10/15/2024	200,000	216,120
		718,515
COAL — 0.0% (b)
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	30,000	22,165
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	49,591
		71,756
See accompanying notes to financial statements.
16

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	$ 35,000	$ 37,303
9.75%, 7/15/2027 (a)	65,000	70,613
Cintas Corp. No. 2 2.90%, 4/1/2022	470,000	483,677
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	52,186
HPHT Finance 19, Ltd. 2.88%, 11/5/2024	200,000	209,192
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	25,000	26,905
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	65,000	63,801
PayPal Holdings, Inc.:
1.35%, 6/1/2023	100,000	102,443
2.20%, 9/26/2022	375,000	387,409
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	55,000	54,770
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	54,349
		1,542,648
COMPUTERS — 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	90,000	92,861
DISTRIBUTION & WHOLESALE — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	45,000	47,469
DIVERSIFIED FINANCIAL SERVICES — 1.0%
American Express Co. 3.70%, 11/5/2021	475,000	487,018
Capital One Financial Corp.:
3.20%, 1/30/2023	380,000	401,063
3.90%, 1/29/2024	90,000	98,528
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	51,812	46,237
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	35,000	37,481
6.25%, 5/15/2026	55,000	58,308
See accompanying notes to financial statements.
17

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	$ 40,000	$ 42,337
Navient Corp. 5.00%, 3/15/2027	25,000	25,237
NFP Corp. 6.88%, 8/15/2028 (a)	35,000	37,377
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	55,000	58,096
Springleaf Finance Corp. 6.63%, 1/15/2028	40,000	47,641
Unifin Financiera SAB de CV Series REGS, 7.00%, 1/15/2025	200,000	191,368
		1,530,691
ELECTRIC — 2.4%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	208,954
Calpine Corp.:
4.63%, 2/1/2029 (a)	30,000	30,792
5.13%, 3/15/2028 (a)	40,000	42,122
DTE Energy Co.:
2.25%, 11/1/2022	60,000	61,998
Series C, 2.53%, 10/1/2024	230,000	245,626
Series F, 1.05%, 6/1/2025	185,000	187,312
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	147,800	147,898
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	200,000	181,128
Enel Generacion Chile SA 4.25%, 4/15/2024	200,000	217,726
Entergy Corp. 0.90%, 9/15/2025	250,000	250,405
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	179,412	188,668
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	227,070
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	200,000	208,386
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	80,000	82,338
Pacific Gas & Electric Co. 1.75%, 6/16/2022	240,000	240,542
See accompanying notes to financial statements.
18

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	$ 200,000	$ 208,566
PG&E Corp. 5.00%, 7/1/2028	25,000	26,709
Pike Corp. 5.50%, 9/1/2028 (a)	45,000	47,398
PSEG Power LLC 3.85%, 6/1/2023	450,000	483,835
State Grid Overseas Investment 2016, Ltd. Series EMTN, 1.00%, 8/5/2025	200,000	198,584
		3,486,057
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	60,000	63,136
ELECTRONICS — 0.2%
Honeywell International, Inc. 0.48%, 8/19/2022	240,000	240,326
ENTERTAINMENT — 0.4%
Bally's Corp. 6.75%, 6/1/2027 (a)	70,000	75,279
Cedar Fair L.P. 5.25%, 7/15/2029	40,000	41,171
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	55,000	58,562
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	65,000	66,806
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	65,000	66,593
6.50%, 5/15/2027 (a)	50,000	55,940
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	40,000	43,838
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	105,000	113,921
		522,110
ENVIRONMENTAL CONTROL — 0.5%
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	75,000	76,334
3.75%, 8/1/2025 (a)	50,000	51,267
4.00%, 8/1/2028 (a)	80,000	80,712
See accompanying notes to financial statements.
19

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Republic Services, Inc. 2.50%, 8/15/2024	$ 455,000	$ 485,603
		693,916
FOOD — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 3/15/2029 (a)	35,000	35,396
B&G Foods, Inc.:
5.25%, 4/1/2025	30,000	30,990
5.25%, 9/15/2027	20,000	21,227
Grupo Bimbo SAB de CV Series REGS, 4.50%, 1/25/2022	200,000	208,012
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	5,000	5,164
6.75%, 2/15/2028 (a)	50,000	56,032
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	20,000	24,095
5.20%, 7/15/2045	60,000	71,092
Mondelez International, Inc.:
0.63%, 7/1/2022	195,000	195,883
2.13%, 4/13/2023	292,000	302,950
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	45,000	48,787
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	50,000	52,592
US Foods, Inc. 6.25%, 4/15/2025 (a)	10,000	10,685
		1,062,905
FOREST PRODUCTS & PAPER — 0.1%
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	200,000	208,680
GAS — 0.1%
ENN Energy Holdings, Ltd. 3.25%, 7/24/2022	200,000	205,354
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	74,866
See accompanying notes to financial statements.
20

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	$ 70,000	$ 73,843
HEALTH CARE SERVICES — 0.7%
Anthem, Inc.:
3.30%, 1/15/2023	280,000	296,377
3.50%, 8/15/2024	125,000	137,231
Centene Corp. 3.00%, 10/15/2030	30,000	31,704
CHS/Community Health Systems, Inc. 6.00%, 1/15/2029 (a)	15,000	16,191
HCA, Inc. 5.38%, 9/1/2026	70,000	80,369
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	40,000	40,457
6.75%, 4/15/2025 (a)	30,000	32,238
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	45,000	50,557
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	55,000	57,465
Select Medical Corp. 6.25%, 8/15/2026 (a)	120,000	129,055
Tenet Healthcare Corp.:
5.13%, 11/1/2027 (a)	60,000	63,605
6.13%, 10/1/2028 (a)	70,000	72,885
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	75,000	77,198
		1,085,332
HOME BUILDERS — 0.0% (b)
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	55,000	58,753
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	77,822
HOUSEHOLD PRODUCTS & WARES — 0.1%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	45,000	46,079
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	15,000	15,647
See accompanying notes to financial statements.
21

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 12/31/2027 (a)	$ 15,000	$ 15,690
		77,416
INSURANCE — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	35,000	37,379
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	40,000	43,403
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	40,000	44,161
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	340,000	374,330
		499,273
INTERNET — 0.8%
Baidu, Inc. 3.08%, 4/7/2025	200,000	214,088
eBay, Inc. 2.75%, 1/30/2023	475,000	497,050
JD.com, Inc. 3.13%, 4/29/2021	200,000	201,260
Tencent Holdings, Ltd. 1.81%, 1/26/2026 (a)	200,000	204,406
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	35,000	38,616
		1,155,420
INVESTMENT COMPANY SECURITY — 0.3%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	204,082
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	260,308
		464,390
IRON/STEEL — 0.1%
POSCO Series REGS, 2.38%, 11/12/2022	200,000	205,714
LEISURE TIME — 0.1%
Carnival Corp. 11.50%, 4/1/2023 (a)	20,000	23,120
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	95,000	92,903
See accompanying notes to financial statements.
22

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
13.00%, 5/15/2025 (a)	$ 20,000	$ 23,980
		140,003
LODGING — 0.1%
Boyd Gaming Corp. 4.75%, 12/1/2027	75,000	77,851
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	10,000	10,684
5.75%, 5/1/2028 (a)	10,000	10,918
MGM Resorts International 6.75%, 5/1/2025	70,000	75,747
Wyndham Hotels & Resorts, Inc. Series REGS, 4.38%, 8/15/2028 (a)	35,000	36,382
		211,582
MEDIA — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 3/1/2030 (a)	45,000	48,560
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	30,000	28,033
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	25,000	20,315
DISH DBS Corp. 5.88%, 11/15/2024	40,000	41,920
GCI LLC 4.75%, 10/15/2028 (a)	50,000	53,387
Gray Television, Inc. 7.00%, 5/15/2027 (a)	50,000	54,736
iHeartCommunications, Inc. 8.38%, 5/1/2027	10,000	10,665
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	25,000	26,882
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	35,000	36,092
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	20,000	20,809
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	36,570
		377,969
MINING — 0.1%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	86,261
See accompanying notes to financial statements.
23

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Novelis Corp. 4.75%, 1/30/2030 (a)	$ 20,000	$ 21,553
		107,814
MISCELLANEOUS MANUFACTURER — 0.1%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	44,145
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	35,000	36,870
		81,015
OIL & GAS — 1.4%
Apache Corp.:
4.38%, 10/15/2028	30,000	31,164
4.63%, 11/15/2025	20,000	21,062
Cenovus Energy, Inc. 5.38%, 7/15/2025	35,000	39,454
EQT Corp. 7.88%, 2/1/2025	35,000	39,942
Exxon Mobil Corp. 1.57%, 4/15/2023	345,000	355,164
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	40,000	40,920
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	20,000	20,500
MEG Energy Corp. 7.13%, 2/1/2027 (a)	55,000	56,841
Occidental Petroleum Corp.:
3.50%, 8/15/2029	40,000	36,585
6.13%, 1/1/2031	45,000	48,172
6.63%, 9/1/2030	30,000	32,558
8.00%, 7/15/2025	25,000	28,443
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	261,598
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	70,000	75,646
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	55,000	60,220
Petronas Capital, Ltd. 3.13%, 3/18/2022	200,000	206,270
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	43,878
See accompanying notes to financial statements.
24

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Saudi Arabian Oil Co. Series REGS, 2.75%, 4/16/2022	$ 200,000	$ 205,398
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	20,000	20,788
6.00%, 4/15/2027	70,000	74,372
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	68,201
Transocean, Inc. 11.50%, 1/30/2027 (a)	15,000	10,862
Valero Energy Corp. 1.20%, 3/15/2024	240,000	241,766
WPX Energy, Inc.:
4.50%, 1/15/2030	30,000	31,817
5.88%, 6/15/2028	35,000	38,147
		2,089,768
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	335,000	365,461
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	80,000	85,150
		450,611
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 5.63%, 7/15/2027 (a)	65,000	69,969
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	50,000	50,837
Silgan Holdings, Inc. 4.13%, 2/1/2028	65,000	67,600
		188,406
PHARMACEUTICALS — 2.1%
AbbVie, Inc. 2.30%, 11/21/2022	485,000	502,698
AstraZeneca PLC:
2.38%, 6/12/2022	55,000	56,570
3.50%, 8/17/2023	419,000	451,657
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	95,000	103,092
Bristol-Myers Squibb Co. 2.60%, 5/16/2022	480,000	495,283
Cardinal Health, Inc. 2.62%, 6/15/2022	475,000	489,022
See accompanying notes to financial statements.
25

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cigna Corp.:
3.40%, 9/17/2021	$ 450,000	$ 459,643
3.75%, 7/15/2023	30,000	32,402
CVS Health Corp. 3.70%, 3/9/2023	64,000	68,447
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	490,000	492,450
		3,151,264
PIPELINES — 0.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	22,000	21,621
Cheniere Energy Partners L.P. 5.63%, 10/1/2026	90,000	93,882
EQM Midstream Partners L.P. A, 6.50%, 7/1/2027 (a)	60,000	67,498
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (a)	55,000	57,434
NuStar Logistics L.P. 6.38%, 10/1/2030	45,000	50,901
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	30,000	31,688
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	55,000	59,663
Western Midstream Operating L.P. 4.10%, 2/1/2025	40,000	41,081
		423,768
REAL ESTATE — 0.0% (b)
Realogy Group LLC/Realogy Co-Issuer Corp. 7.63%, 6/15/2025 (a)	30,000	32,536
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Crown Castle International Corp. REIT, 1.35%, 7/15/2025	495,000	505,464
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	35,000	35,867
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	30,000	31,307
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	50,000	56,076
See accompanying notes to financial statements.
26

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Simon Property Group L.P. REIT, 2.00%, 9/13/2024	$ 370,000	$ 386,861
VICI Properties L.P./VICI Note Co., Inc.:
REIT, 3.75%, 2/15/2027 (a)	5,000	5,111
REIT, 4.13%, 8/15/2030 (a)	35,000	36,927
Welltower, Inc. REIT, 3.63%, 3/15/2024	450,000	490,729
		1,548,342
RETAIL — 1.0%
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	5,000	5,223
4.75%, 3/1/2030	5,000	5,347
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	70,000	71,648
Dollar Tree, Inc.:
3.70%, 5/15/2023	290,000	310,747
4.00%, 5/15/2025	155,000	174,962
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	59,490
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	10,000	10,298
IRB Holding Corp. 6.75%, 2/15/2026 (a)	50,000	51,750
McDonald's Corp. Series MTN, 2.63%, 1/15/2022	370,000	378,780
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	17,000	17,439
7.13%, 3/15/2023 (a)	35,000	35,001
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	52,164
Target Corp. 2.90%, 1/15/2022	230,000	236,251
		1,409,100
SEMICONDUCTORS — 0.4%
Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	480,000	481,262
Micron Technology, Inc. 2.50%, 4/24/2023	150,000	156,422
		637,684
See accompanying notes to financial statements.
27

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	$ 25,000	$ 25,664
Open Text Corp. 3.88%, 2/15/2028 (a)	70,000	72,799
Oracle Corp. 2.50%, 4/1/2025	160,000	171,931
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	27,000	29,025
		299,419
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 4.45%, 4/1/2024	435,000	485,586
Avaya, Inc. 6.13%, 9/15/2028 (a)	40,000	42,715
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	41,098
5.13%, 12/15/2026 (a)	45,000	47,492
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	35,000	36,373
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	30,000	31,250
5.88%, 10/15/2027 (a)	15,000	16,155
6.75%, 5/1/2029 (a)	15,000	16,046
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	45,000	48,186
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	11,996
KT Corp. 1.00%, 9/1/2025	250,000	251,243
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	85,000	87,506
4.63%, 9/15/2027 (a)	55,000	57,279
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	220,944
Telefonica Chile SA 3.88%, 10/12/2022	200,000	209,830
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	15,000	15,683
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.32%, 5/15/2025 (c)	475,000	487,906
See accompanying notes to financial statements.
28

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	$ 45,000	$ 45,231
6.13%, 3/1/2028 (a)	15,000	15,896
		2,168,415
TRANSPORTATION — 0.5%
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	10,000	10,007
PSA Treasury Pte, Ltd. Class GMTN, 2.50%, 4/12/2026	200,000	214,698
Union Pacific Corp. 3.20%, 6/8/2021	480,000	485,933
		710,638
TRUCKING & LEASING — 0.5%
Avolon Holdings Funding, Ltd. 3.63%, 5/1/2022 (a)	260,000	265,847
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	460,000	492,541
		758,388
TOTAL CORPORATE BONDS & NOTES (Cost $39,112,157)		40,256,740
ASSET-BACKED SECURITIES — 7.1%
OTHER ABS — 7.0%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (c)	439,311	444,085
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 Month USD LIBOR + 1.400%, 1.56%, 2/15/2035 (a) (c)	131,000	129,205
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.31%, 6/15/2028 (a) (c)	71,000	70,728
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.25%, 8/15/2036 (a) (c)	100,000	99,875
BSPRT Issuer, Ltd. Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.31%, 5/15/2029 (a) (c)	401,000	396,030
Cathedral Lake CLO, Ltd. Series 2016-4A, Class AR, 3 Month USD LIBOR + 1.25%, 1.47%, 10/20/2028 (a) (c)	500,000	497,800
See accompanying notes to financial statements.
29

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CLNC 2019-FL1, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.55%, 1.70%, 8/20/2035 (a) (c)	$ 131,000	$ 128,801
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 1.35%, 12/16/2036 (a) (c)	161,000	159,210
Gulf Stream Meridian 2, Ltd. Series 2020-IIA, Class A1A, 3 Month USD LIBOR + 2.20%, 2.44%, 10/15/2029 (a) (c)	1,000,000	1,004,400
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1A, 3 Month USD LIBOR + 1.45%, 1.63%, 11/30/2032 (a) (c)	900,000	899,640
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.29%, 5/15/2028 (a) (c)	54,732	54,464
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.66%, 5/15/2036 (a) (c)	100,000	99,133
Loanpal Solar Loan, Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a) (d)	500,000	503,091
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.30%, 6/15/2028 (a) (c)	68,741	68,489
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	128,565	129,610
Marlette Funding Trust 2019-4 Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	217,304	218,833
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1.76%, 2/15/2036 (a) (c)	120,000	118,513
Northwoods Capital XVI, Ltd. Series 2017-16A, Class A, 3 Month USD LIBOR + 1.27%, 1.49%, 11/15/2030 (a) (c)	1,000,626	995,123
Ocean Trails CLO VII Series 2019-7A, Class A1, 3 Month USD LIBOR + 1.40%, 1.62%, 4/17/2030 (a) (c)	2,100,000	2,096,430
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	46,962	47,023
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	450,929	436,548
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.40%, 1.56%, 7/15/2038 (a) (c)	100,000	99,440
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	433,333	437,660
See accompanying notes to financial statements.
30

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TRTX 2019-FL3 Issuer, Ltd. Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.15%, 1.30%, 10/15/2034 (a) (c)	$ 200,000	$ 197,069
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	310,932	312,767
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050 (a) (e)	212,299	212,497
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (a) (e)	458,790	459,410
		10,315,874
STUDENT LOAN ABS — 0.1%
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	114,660	115,173
TOTAL ASSET-BACKED SECURITIES (Cost $10,428,721)		10,431,047
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
BRAZIL — 0.3%
Banco Bradesco (Cayman) Series REGS, 5.90%, 1/16/2021	200,000	200,330
Brazilian Government International Bond 2.88%, 6/6/2025	250,000	260,492
		460,822
COLOMBIA — 0.2%
Colombia Government International Bond 2.63%, 3/15/2023	300,000	310,089
INDONESIA — 0.1%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	203,002
MALAYSIA — 0.2%
Wakala Global Sukuk Bhd Series REGS, 4.65%, 7/6/2021	250,000	255,115
PANAMA — 0.2%
Panama Government International Bond 3.75%, 3/16/2025	250,000	276,913
PERU — 0.2%
Peruvian Government International Bond 2.39%, 1/23/2026	300,000	320,160
See accompanying notes to financial statements.
31

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
QATAR — 0.1%
Qatar Government International Bond Series REGS, 2.38%, 6/2/2021	$ 200,000	$ 201,508
SAUDI ARABIA — 0.3%
Saudi Government International Bond Series REGS, 2.88%, 3/4/2023	350,000	366,051
SOUTH KOREA — 0.3%
Korea Development Bank 1.25%, 6/3/2025	200,000	204,534
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	200,000	203,104
		407,638
THAILAND — 0.2%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 1.06%, 5/23/2024 (c)	250,000	250,093
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond Series 144A, 2.50%, 4/16/2025 (a)	200,000	213,742
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,217,829)		3,265,133
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.8%
Federal Home Loan Mortgage Corp.:
1.50%, 8/1/2035	946,061	973,623
1.50%, 10/1/2035	2,922,192	3,007,435
2.00%, 7/1/2035	953,825	997,499
2.00%, 11/1/2040	2,577,745	2,681,541
3.50%, 9/1/2032	446,260	474,282
Series 264, Class F1, 1 Month USD LIBOR + 0.55%, 0.71%, 7/15/2042 (c)	1,274,957	1,291,213
Series 4125, Class FH, 1 Month USD LIBOR + 0.35%, 0.51%, 11/15/2042 (c)	476,142	477,539
Series 4211, Class AP, 1.60%, 3/15/2043	1,384,607	1,446,532
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 0.67%, 1/15/2041 (c)	1,926,518	1,947,139
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	1,034,967	1,065,444
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	970,391	987,730
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	280,930	283,624
See accompanying notes to financial statements.
32

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	$ 151,626	$ 155,146
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	409,444	429,815
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	170,935	174,380
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.46%, 2/15/2048 (c)	493,509	495,583
Series K722, Class X1, IO, 1.31%, 3/25/2023 (c)	465,181	10,175
Federal National Mortgage Association:
2.00%, 7/1/2035	1,393,228	1,456,918
2.00%, 8/1/2035	946,305	989,564
2.00%, 9/1/2035	2,892,100	3,024,312
2.50%, 1/1/2032	1,584,255	1,678,044
3.00%, 11/1/2033	1,223,498	1,315,579
3.00%, 11/1/2036	325,333	343,655
LIBOR + 1.66%, 2.68%, 5/1/2044 (c)	169,196	175,170
Series 2010-141, Class FB, 1 Month USD LIBOR + 0.47%, 0.62%, 12/25/2040 (c)	235,533	237,629
Series 2014-73, Class AF, 1 Month USD LIBOR + 0.45%, 0.60%, 11/25/2044 (c)	1,435,197	1,444,245
Series 2016-23, Class FT, 1 Month USD LIBOR + 0.50%, 0.65%, 11/25/2045 (c)	708,056	715,192
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 0.70%, 6/25/2042 (c)	1,117,006	1,127,753
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.40%, 6/25/2037 (c)	462,427	462,441
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	1,100,470	1,121,054
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	130,660	131,405
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.60%, 3/25/2046 (c)	444,336	446,961
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	265,903	270,592
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	129,256	130,414
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 12/25/2047 (c)	412,654	413,169
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 5/25/2048 (c)	565,679	566,416
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 6/25/2048 (c)	458,654	459,968
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.40%, 11/25/2033 (c)	584,312	583,928
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 6/25/2048 (c)	438,188	438,765
Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (c)	1,099,228	1,123,183
See accompanying notes to financial statements.
33

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.40%, 9/20/2035 (c)	$ 524,220	$ 524,687
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 11/20/2043 (c)	440,070	441,399
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,039,668)		36,521,143
U.S. TREASURY OBLIGATIONS — 23.0%
Treasury Bill:
0.10%, 2/4/2021	5,400,000	5,399,744
0.11%, 4/1/2021	6,000,000	5,998,840
0.13%, 3/11/2021	3,000,000	2,999,588
Treasury Note:
1.63%, 4/30/2023	5,340,000	5,523,562
2.25%, 12/31/2023	4,420,000	4,695,559
2.75%, 9/15/2021	9,100,000	9,266,715
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,299,948)		33,884,008
MORTGAGE-BACKED SECURITIES — 9.1%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	309,731	246,988
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.21%, 12/15/2036 (a) (c)	36,000	27,976
Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 1.11%, 6/15/2035 (a) (c)	100,000	97,958
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 3/15/2036 (a) (c)	32,799	32,631
BANK:
Series 2017-BNK6, Class XA, IO, 0.82%, 7/15/2060 (c)	1,099,121	44,056
Series 2020-BN26, Class XA, IO, VRN, 1.24%, 3/15/2063 (c)	1,321,243	119,744
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 1.19%, 8/15/2036 (a) (c)	124,000	121,366
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 1.36%, 8/15/2036 (a) (c)	17,000	16,597
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 1.86%, 8/15/2036 (a) (c)	19,000	18,169
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 2.66%, 8/15/2036 (a) (c)	38,000	36,228
See accompanying notes to financial statements.
34

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 3.66%, 8/15/2036 (a) (c)	$ 38,000	$ 34,473
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 0.88%, 3/15/2037 (a) (c)	101,000	99,154
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 10/15/2037 (a) (c)	12,519	12,200
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.52%, 1/15/2051 (c)	2,249,066	65,636
BFLD 2019-DPLO Series 2019-DPLO, Class E, 1 Month USD LIBOR + 2.24%, 2.40%, 10/15/2034 (a) (c)	117,000	109,837
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.41%, 7/15/2035 (a) (c)	75,000	73,249
BHP Trust:
Series 2019-BXHP, Class A, 1 Month USD LIBOR + 0.98%, 1.13%, 8/15/2036 (a) (c)	64,026	63,189
Series 2019-BXHP, Class C, 1 Month USD LIBOR + 1.52%, 1.68%, 8/15/2036 (a) (c)	70,000	65,461
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 0.98%, 6/15/2035 (a) (c)	115,000	111,955
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 2.11%, 3/15/2037 (a) (c)	257,000	256,987
BX Trust:
Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 0.96%, 5/15/2030 (a) (c)	115,000	112,706
Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.25%, 9/15/2037 (a) (c)	13,611	12,526
Series 2019-MMP, Class B, 1 Month USD LIBOR + 1.30%, 1.46%, 8/15/2036 (a) (c)	115,422	115,059
BXMT, Ltd.:
Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 2.10%, 6/15/2035 (a) (c)	150,000	149,151
Series 2020-FL2, Class C, 1 Month USD LIBOR + 1.65%, 1.80%, 2/16/2037 (a) (c)	119,000	117,221
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.23%, 12/15/2037 (a) (c)	79,000	78,994
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (c)	163,000	169,229
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052 (a) (c)	163,000	161,059
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 2.05%, 8/21/2032 (a) (c)	100,000	101,872
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 0.95%, 7/15/2032 (a) (c)	91,354	91,341
See accompanying notes to financial statements.
35

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 1.96%, 12/15/2036 (a) (c)	$ 95,000	$ 89,974
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	271,545
Series 2016-GC37, Class XA, IO, 1.70%, 4/10/2049 (c)	459,111	32,747
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 1.53%, 10/15/2031 (a) (c)	100,000	89,475
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 9/15/2033 (a) (c)	70,000	66,687
Series 2015-CR25, Class XA, IO, 0.83%, 8/10/2048 (c)	1,199,343	38,870
Credit Suisse Mortgage Capital Certificates:
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 2.06%, 7/15/2032 (a) (c)	29,000	25,717
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.14%, 5/15/2036 (a) (c)	102,000	102,039
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.23%, 6/15/2050 (c)	337,846	16,170
Series 2017-CX10, Class XA, IO, 0.72%, 11/15/2050 (c)	988,418	37,314
Series 2017-CX9, Class XA, IO, 0.87%, 9/15/2050 (c)	1,824,303	50,751
CSMC Mortgage Backed Trust:
Series 2020-FACT, Class C, 1 Month USD LIBOR + 2.60%, 2.76%, 10/15/2037 (a) (c)	200,000	200,473
Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (c)	2,647,739	2,650,518
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 0.96%, 5/15/2035 (a) (c)	139,221	139,262
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 4/15/2036 (a) (c)	56,358	55,641
Federal Home Loan Mortgage Corp. Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 0.51%, 7/15/2047 (c)	798,670	802,776
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 1.05%, 11/21/2035 (a) (c)	13,141	13,060
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.89%, 12/15/2036 (a) (c)	125,000	112,504
GS Mortgage Securities Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/2034 (a)	129,000	130,149
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 1.66%, 7/15/2032 (a) (c)	50,000	49,750
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 1.96%, 7/15/2032 (a) (c)	107,000	106,343
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 1.06%, 7/15/2031 (a) (c)	100,000	97,779
See accompanying notes to financial statements.
36

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 1.76%, 7/15/2031 (a) (c)	$ 100,000	$ 94,746
Series 2017-GS7, Class XA, IO, 1.12%, 8/10/2050 (c)	389,175	21,862
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 6/15/2032 (a) (c)	60,976	60,069
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 2.75%, 7/5/2033 (a) (c)	100,000	95,123
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.12%, 7/15/2036 (a) (c)	107,000	106,059
Series 2016-JP4, Class XA, IO, 0.68%, 12/15/2049 (c)	1,550,434	43,022
Series 2019-COR5, Class XA, IO, VRN, 1.50%, 6/13/2052 (c)	1,125,060	108,508
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (c)	150,000	160,159
LoanCore 2019-CRE3 Issuer, Ltd.:
Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 1.21%, 4/15/2034 (a) (c)	94,031	92,979
Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 1.53%, 4/15/2034 (a) (c)	123,180	120,730
MF1 2019-FL2, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.13%, 1.28%, 12/25/2034 (a) (c)	121,000	119,871
MF1 2020-FL3, Ltd. Series 2020-FL3, Class A, 1 Month USD LIBOR + 2.05%, 2.21%, 7/15/2035 (a) (c)	175,000	176,308
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.96%, 4/15/2047 (c)	758,786	17,999
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,187,624	24,960
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class B, 5.99%, 10/15/2042 (c)	13,015	12,941
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 1.06%, 7/15/2035 (a) (c)	74,000	72,654
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 1.46%, 5/15/2036 (a) (c)	163,000	148,752
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 1.91%, 5/15/2036 (a) (c)	127,000	113,101
Series 2016-UB12, Class XA, IO, 0.75%, 12/15/2049 (c)	1,556,457	47,523
Motel 6 Trust Series 2017-MTL6, Class D, 1 Month USD LIBOR + 2.15%, 2.31%, 8/15/2034 (a) (c)	59,382	58,692
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 1.06%, 10/15/2037 (a) (c)	79,000	78,946
Natixis Commercial Mortgage Securities Trust 2018-850T:
Series 2018-850T, Class C, 1 Month USD LIBOR + 1.15%, 1.31%, 7/15/2033 (a) (c)	100,000	96,538
See accompanying notes to financial statements.
37

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-850T, Class D, 1 Month USD LIBOR + 1.45%, 1.61%, 7/15/2033 (a) (c)	$ 100,000	$ 91,590
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 1.09%, 6/15/2035 (a) (c)	92,994	91,553
New Residential Mortgage Loan Trust Series 2020-NPL1, Class A1, CMO, 4.34%, 7/25/2060 (a) (e)	478,003	483,822
PFP 2019-6, Ltd. Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.20%, 4/14/2037 (a) (c)	121,000	119,193
PFP, Ltd. Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 1.12%, 4/14/2036 (a) (c)	62,274	61,190
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 3/25/2034 (a) (c)	78,592	77,499
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 1.94%, 6/15/2033 (a) (c)	12,797	12,849
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.24%, 6/15/2033 (a) (c)	12,797	12,735
Shelter Growth CRE 2019-FL2 Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.30%, 2.46%, 5/15/2036 (a) (c)	85,028	83,333
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (e)	1,000,000	1,002,546
UBS Commercial Mortgage Trust:
Series 2018-NYCH, Class D, 1 Month USD LIBOR + 2.10%, 2.26%, 2/15/2032 (a) (c)	261,000	251,587
Series 2017-C1, Class XA, IO, 1.54%, 6/15/2050 (c)	725,037	54,279
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	587,201	617,262
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 0.56%, 10/25/2035 (c)	526,514	474,109
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, IO, VRN, 1.37%, 6/15/2052 (c)	1,026,076	91,335
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.80%, 12/15/2046 (c)	837,326	16,631
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,914,787)		13,355,611

See accompanying notes to financial statements.
38

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (f) (g) (Cost $9,600,226)	9,600,226	$ 9,600,226
TOTAL INVESTMENTS — 100.0% (Cost $145,613,336)		147,313,908
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(21,114)
NET ASSETS — 100.0%		$ 147,292,794
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
See accompanying notes to financial statements.
39

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 40,256,740	$—	$ 40,256,740
Asset-Backed Securities	—	10,431,047	—	10,431,047
Foreign Government Obligations	—	3,265,133	—	3,265,133
U.S. Government Agency Obligations	—	36,521,143	—	36,521,143
U.S. Treasury Obligations	—	33,884,008	—	33,884,008
Mortgage-Backed Securities	—	13,355,611	—	13,355,611
Short-Term Investment	9,600,226	—	—	9,600,226
TOTAL INVESTMENTS	$9,600,226	$137,713,682	$—	$147,313,908
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,357,926	$3,357,926	$35,575,642	$29,333,342	$—	$—	9,600,226	$9,600,226	$2,347
See accompanying notes to financial statements.
40

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.7%
ARGENTINA — 0.1%
Other Securities		$ 3,680,574
AUSTRALIA — 0.2%
Other Securities		4,811,243
BELGIUM — 0.1%
Other Security		1,992,726
BRAZIL — 0.2%
Other Securities		6,139,552
CANADA — 0.5%
Other Securities		17,708,271
CAYMAN ISLANDS — 0.2%
Other Securities		4,918,166
CHILE — 0.4%
Other Securities		12,282,637
CHINA — 0.3%
Other Securities		10,333,008
COLOMBIA — 0.1%
Other Securities		3,960,032
DOMINICAN REPUBLIC — 0.2%
Other Securities		7,675,228
FRANCE — 0.1%
Other Securities		2,679,084
INDIA — 0.4%
Other Securities		13,142,125
INDONESIA — 0.0% (a)
Other Security		612,582
IRELAND — 0.1%
Other Securities		1,611,847
ISRAEL — 0.0% (a)
Other Securities		1,031,205
JAMAICA — 0.0% (a)
Other Securities		587,766
JAPAN — 0.1%
Other Securities		3,366,229
See accompanying notes to financial statements.
41

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
KUWAIT — 0.1%
Other Security		$ 1,575,714
LUXEMBOURG — 0.0% (a)
Other Securities		895,981
MALAYSIA — 0.1%
Other Securities		4,370,621
MAURITIUS — 0.1%
Other Security		1,379,326
MEXICO — 0.5%
Other Securities		17,083,135
NETHERLANDS — 0.2%
Other Securities		7,188,115
PANAMA — 0.1%
Other Securities		4,203,440
PARAGUAY — 0.0% (a)
Other Security		149,618
PERU — 0.2%
Other Securities		5,883,473
PHILIPPINES — 0.2%
Other Security		6,436,002
QATAR — 0.1%
Other Securities		2,001,790
SAUDI ARABIA — 0.0% (a)
Other Security		204,426
SINGAPORE — 0.5%
Other Securities		15,805,867
SOUTH KOREA — 0.1%
Other Securities		4,031,250
SWITZERLAND — 0.0% (a)
Other Security		194,854
THAILAND — 0.0% (a)
Other Security		209,290
UNITED KINGDOM — 0.2%
Other Securities		6,823,692
See accompanying notes to financial statements.
42

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
UNITED STATES — 9.3%
Other Securities		$ 304,785,354
Total Corporate Bonds & Notes (Cost $456,833,351)		479,754,223
ASSET-BACKED SECURITIES — 3.3%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 0.32%, 1/25/2037 (b)	$ 24,592,018	21,011,421
Other Securities		86,273,311
Total Asset-Backed Securities (Cost $106,408,157)		107,284,732
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
BRAZIL — 0.1%
Other Security		2,709,122
COLOMBIA — 0.1%
Other Security		2,480,712
INDONESIA — 0.0% (a)
Other Security		424,036
PANAMA — 0.1%
Other Security		4,433,880
PERU — 0.1%
Other Securities		3,225,814
PHILIPPINES — 0.1%
Other Securities		2,969,777
QATAR — 0.1%
Other Securities		2,812,498
SAUDI ARABIA — 0.1%
Other Securities		4,914,609
SOUTH KOREA — 0.0% (a)
Other Security		710,864
THAILAND — 0.0% (a)
Other Security		421,058
UNITED ARAB EMIRATES — 0.1%
Other Securities		2,127,435
Total Foreign Government Obligations (Cost $26,076,427)		27,229,805
See accompanying notes to financial statements.
43

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 3.1%
ADVERTISING SERVICES — 0.0% (a)
Other Security		$ 461,863
AEROSPACE & DEFENSE — 0.1%
Other Securities		1,809,991
AIRLINES — 0.0% (a)
Other Securities		875,891
AUTO COMPONENTS — 0.0% (a)
Other Securities		1,114,311
BROADCAST SERV/PROGRAM — 0.0% (a)
Other Security		1,207,392
BUILDING PRODUCTS — 0.0% (a)
Other Securities		685,787
CASINO SERVICES — 0.0% (a)
Other Security		323,324
CHEMICALS — 0.1%
Other Securities		2,945,974
COMMERCIAL SERVICES — 0.0% (a)
Other Securities		1,247,413
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Other Securities		7,037,444
COMMUNICATIONS SOFTWARE — 0.0% (a)
Other Security		501,625
CONSTRUCTION & ENGINEERING — 0.0% (a)
Other Security		387,451
CONSTRUCTION MATERIALS — 0.0% (a)
Other Security		98,616
CONSUMER FINANCE — 0.0% (a)
Other Security		139,300
CONTAINERS & PACKAGING — 0.1%
Other Securities		2,132,914
CONTAINERS-PAPER/PLASTIC — 0.0% (a)
Other Security		517,290
DIVERSIFIED CONSUMER SERVICES — 0.1%
Other Securities		1,669,262
See accompanying notes to financial statements.
44

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		$ 2,692,484
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Other Securities		2,511,146
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (a)
Other Security		174,513
ENERGY EQUIPMENT & SERVICES — 0.0% (a)
Tapstone Energy Holdings III, LLCSenior Secured Term Loan 5.00%, 4/17/2024 (c)	$ 4,555	4,555
Other Security		149,212
		153,767
ENTERTAINMENT — 0.0% (a)
Other Security		323,272
FOOD & BEVERAGE — 0.0% (a)
Other Security		475,367
FOOD & STAPLES RETAILING — 0.0% (a)
Other Security		115,985
FOOD PRODUCTS — 0.1%
Other Security		1,385,618
FOOD-MISC/DIVERSIFIED — 0.0% (a)
Other Securities		1,004,644
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (a)
Other Securities		1,187,886
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Other Securities		5,273,832
HOTELS, RESTAURANTS & LEISURE — 0.2%
Other Securities		5,858,264
HOUSEHOLD PRODUCTS — 0.0% (a)
Other Security		270,508
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (a)
Other Securities		1,047,763
INSURANCE — 0.1%
Other Securities		3,657,907
INTERACTIVE MEDIA & SERVICES — 0.1%
Other Securities		1,765,116
See accompanying notes to financial statements.
45

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
INTERNET & CATALOG RETAIL — 0.1%
Other Securities		$ 1,614,934
INTERNET & TELECOM — 0.0% (a)
Other Securities		615,384
INTERNET GAMBLING — 0.0% (a)
Other Security		196,434
IT SERVICES — 0.1%
Other Securities		3,445,431
LIFE SCIENCES TOOLS & SERVICES — 0.0% (a)
Other Security		701,612
MACHINERY — 0.1%
Other Securities		2,244,129
MACHINERY-CONSTRUCTION & MINING — 0.0% (a)
Other Security		307,431
MEDIA — 0.2%
Other Securities		5,290,966
MISCELLANEOUS MANUFACTUR — 0.0% (a)
Other Security		348,687
MRI/MEDICAL DIAG IMAGING — 0.0% (a)
Other Securities		1,059,769
OIL REFINING & MARKETING — 0.0% (a)
Other Security		169,180
OIL, GAS & CONSUMABLE FUELS — 0.0% (a)
Other Securities		787,472
PHARMACEUTICALS — 0.0% (a)
Other Securities		1,219,965
PIPELINES — 0.1%
Other Securities		1,731,867
PROFESSIONAL SERVICES — 0.1%
Other Security		1,383,958
PUBLISHING-BOOKS — 0.0% (a)
Other Security		236,984
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Other Security		1,402,967
See accompanying notes to financial statements.
46

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (a)
Other Security		$ 207,372
RETAIL-BUILDING PRODUCTS — 0.0%
Other Security		208,897
RETAIL-RESTAURANTS — 0.1%
Other Securities		1,297,581
SEMICONDUCTOR EQUIPMENT — 0.0% (a)
Other Security		849,470
SOFTWARE — 0.6%
Other Securities		19,033,777
SPECIALTY RETAIL — 0.0% (a)
Other Securities		1,122,771
TELECOM SERVICES — 0.0% (a)
Other Security		144,748
TELECOMMUNICATION EQUIP — 0.1%
Other Securities		2,378,076
TELEVISION — 0.0% (a)
Other Security		1,203,533
TRANSPORT-AIR FREIGHT — 0.0% (a)
Other Security		538,548
Total Senior Floating Rate Loans (Cost $100,835,547)		100,795,863
U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.3%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050	$ 48,805,054	50,710,096
2.00%, 10/1/2050	39,423,114	40,961,945
2.50%, 4/1/2033	2,244,389	2,372,757
2.50%, 11/1/2050	19,506,416	20,560,074
3.00%, 11/1/2042	10,849,033	11,573,139
3.00%, 12/1/2042	7,777,432	8,217,283
3.00%, 1/1/2045	1,484,373	1,578,820
3.00%, 2/1/2045	1,011,052	1,067,832
3.00%, 3/1/2045	1,042,906	1,101,475
3.00%, 4/1/2045	7,691,174	8,123,103
3.00%, 4/1/2045	17,572,289	18,690,992
3.00%, 5/1/2045	3,945,578	4,167,159
3.00%, 8/1/2045	11,165,026	11,792,043
See accompanying notes to financial statements.
47

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/1/2047	$ 3,890,775	$ 4,110,817
3.50%, 2/1/2045	1,661,742	1,786,400
3.50%, 4/1/2045	14,458,493	15,907,146
3.50%, 4/1/2045	6,136,501	6,622,440
3.50%, 6/1/2045	10,253,707	11,280,402
3.50%, 10/1/2045	11,319,245	12,453,364
3.50%, 2/1/2046	7,527,525	7,994,157
4.00%, 4/1/2047	19,588,605	21,047,631
4.00%, 7/1/2047	5,554,674	5,968,441
4.00%, 10/1/2047	11,757,674	12,633,502
4.50%, 6/1/2044	1,469,699	1,640,159
Series 326, Class 300, CMO 3.00%, 3/15/2044	21,097,784	22,708,017
Series 358, Class 300, CMO 3.00%, 10/15/2047	23,701,846	25,557,603
Series 3822, Class ZG, CMO, REMIC 4.00%, 2/15/2041	4,045,579	4,600,925
Series 3852, Class NS, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 5.84%, 5/15/2041 (b)	6,855,305	1,030,674
Series 3889, Class VZ, CMO, REMIC 4.00%, 7/15/2041	6,205,565	6,615,790
Series 3935, Class SJ, CMO, IO, REMIC 6.65% - 1 Month USD LIBOR, 6.49%, 5/15/2041 (b)	1,153,828	147,927
Series 4120, Class KA, CMO, REMIC 1.75%, 10/15/2032	10,094,027	10,415,088
Series 4165, Class ZT, CMO, REMIC 3.00%, 2/15/2043	12,166,581	12,412,581
Series 4364, Class ZX, CMO, REMIC 4.00%, 7/15/2044	30,960,138	34,995,454
Series 4434, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,572,958	3,852,836
Series 4444, Class CZ, CMO, REMIC 3.00%, 2/15/2045	13,068,177	14,116,217
Series 4447, Class A, CMO, REMIC 3.00%, 6/15/2041	827,976	842,661
Series 4447, Class Z, CMO, REMIC 3.00%, 3/15/2045	4,313,327	4,669,028
Series 4471, Class BA, CMO, REMIC 3.00%, 12/15/2041	2,992,499	3,059,487
Series 4471, Class GA, CMO, REMIC 3.00%, 2/15/2044	6,674,411	6,892,837
See accompanying notes to financial statements.
48

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 4474, Class ZX, CMO, REMIC 4.00%, 4/15/2045	$ 12,891,411	$ 14,835,065
Series 4481, Class B, CMO, REMIC 3.00%, 12/15/2042	3,271,439	3,364,917
Series 4483, Class CA, CMO, REMIC 3.00%, 6/15/2044	7,462,285	7,705,847
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	6,621,662	6,775,399
Series 4491, Class B, CMO, REMIC 3.00%, 8/15/2040	897,569	898,569
Series 4492, Class GZ, CMO, REMIC 3.50%, 7/15/2045	9,182,219	9,779,539
Series 4499, Class AB, CMO, REMIC 3.00%, 6/15/2042	6,252,135	6,385,262
Series 4504, Class CA, CMO, REMIC 3.00%, 4/15/2044	7,598,526	7,836,344
Series 4511, Class QA, CMO, REMIC 3.00%, 1/15/2041	467,894	468,244
Series 4511, Class QC, CMO, REMIC 3.00%, 12/15/2040	1,180,153	1,183,220
Series 4533, Class AB, CMO, REMIC 3.00%, 6/15/2044	5,842,681	6,080,067
Series 4543, Class HG, CMO, REMIC 2.70%, 4/15/2044	10,925,492	11,203,084
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	8,188,881	8,596,296
Series 4629, Class KA, CMO, REMIC 3.00%, 3/15/2045	20,271,162	20,799,422
Series 4702, Class ZL, CMO 3.00%, 7/15/2047	13,736,665	15,086,150
Series 4729, Class ZN, CMO 3.50%, 10/15/2047	11,170,285	12,185,792
Series 4750, Class PA, 3.00%, 7/15/2046	10,773,026	11,210,257
Series 4792, Class A, CMO, REMIC 3.00%, 5/15/2048	8,824,322	9,277,313
Series 4951, Class EA, CMO 2.50%, 9/15/2044	8,743,117	9,181,193
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	10,334,310
1.50%, 12/1/2035	16,787,878	17,277,584
1.50%, 12/1/2050	13,662,425	13,809,745
2.00%, 7/1/2035	1,857,637	1,942,558
See accompanying notes to financial statements.
49

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 9/1/2035	$ 9,640,335	$ 10,081,039
2.22%, 12/1/2029	5,400,000	5,824,378
2.29%, 10/1/2031	3,508,000	3,783,507
2.32%, 12/1/2029	7,600,000	8,238,270
2.41%, 10/1/2029	25,000,000	27,225,535
2.44%, 1/1/2032	16,600,000	18,088,649
2.50%, 10/1/2040	24,686,627	26,420,192
2.50%, 9/1/2046	3,092,336	3,227,817
2.50%, 2/1/2047	8,623,831	9,112,011
2.50%, 10/1/2050	22,141,423	23,336,235
2.50%, 11/1/2050	19,448,853	20,888,128
LIBOR + 1.66%, 2.68%, 5/1/2044 (b)	9,023,802	9,342,407
2.69%, 8/1/2030	24,046,931	26,529,086
2.80%, 11/1/2039	10,034,000	11,092,677
2.96%, 9/1/2034	14,700,000	16,589,805
3.00%, 5/1/2035	5,753,234	6,086,339
3.00%, 10/1/2041	18,029,573	19,051,167
3.00%, 3/1/2043	3,850,395	4,128,281
3.00%, 7/1/2043	4,698,028	4,928,212
3.00%, 1/1/2045	623,791	653,547
3.00%, 3/1/2045	1,457,380	1,538,796
3.00%, 4/1/2045	4,153,245	4,327,332
3.00%, 7/1/2045	22,093,872	23,688,401
3.00%, 10/1/2046	4,817,025	5,089,968
3.00%, 2/1/2047	16,711,523	17,658,433
3.00%, 11/1/2048	10,186,481	10,763,669
3.00%, 10/1/2049	6,408,213	6,758,011
3.00%, 4/1/2053	14,527,350	16,017,796
3.50%, 9/1/2034	1,541,995	1,657,049
3.50%, 12/1/2034	1,398,026	1,502,337
3.50%, 2/1/2035	895,764	962,600
3.50%, 1/1/2045	9,915,647	10,882,587
3.50%, 2/1/2045	2,857,362	3,070,968
3.50%, 6/1/2045	9,514,733	10,464,551
3.50%, 7/1/2050	8,935,332	9,530,143
3.88%, 10/1/2030	11,560,000	13,590,340
4.50%, 3/1/2044	1,453,397	1,622,057
4.50%, 6/1/2044	558,380	623,178
4.50%, 7/1/2044	666,012	743,300
4.50%, 2/1/2045	915,933	1,022,223
See accompanying notes to financial statements.
50

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2010-109, Class N, CMO, REMIC 3.00%, 10/25/2040	$ 1,901,705	$ 2,031,907
Series 2011-51, Class CI, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 5.85%, 6/25/2041 (b)	4,179,292	741,939
Series 2012-101, Class AP, CMO, REMIC 2.00%, 8/25/2040	1,418,765	1,423,373
Series 2012-127, Class PA, CMO, REMIC 2.75%, 11/25/2042	2,562,363	2,691,285
Series 2012-151, Class SB, CMO, REMIC 6.00% - 1 Month USD LIBOR, 5.77%, 1/25/2043 (b)	527,755	540,736
Series 2013-114, Class HZ, CMO, REMIC 3.00%, 11/25/2038	17,690,562	19,049,673
Series 2013-18, Class CD, CMO, REMIC 1.50%, 10/25/2027	2,907,341	2,934,360
Series 2013-30, Class PS, CMO, REMIC 6.00% - 1 Month USD LIBOR, 5.77%, 4/25/2043 (b)	1,435,996	1,505,548
Series 2014-21, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,744,394	7,002,609
Series 2014-39, Class ZA, CMO, REMIC 3.00%, 7/25/2044	9,720,122	10,073,156
Series 2015-42, Class CA, CMO, REMIC 3.00%, 3/25/2044	4,678,581	4,819,843
Series 2015-9, Class HA, CMO, REMIC 3.00%, 1/25/2045	7,386,478	8,034,202
Series 2015-95, Class AP, CMO, REMIC 3.00%, 8/25/2042	4,550,355	4,612,544
Series 2016-21, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,981,237	5,368,121
Series 2016-32, Class LA, CMO, REMIC 3.00%, 10/25/2044	7,900,869	8,237,284
Series 2016-72, Class PA, CMO, REMIC 3.00%, 7/25/2046	10,123,942	10,897,824
Series 2016-81, Class PA, CMO, REMIC 3.00%, 2/25/2044	12,358,002	12,826,193
Series 2016-9, Class A, CMO, REMIC 3.00%, 9/25/2043	4,923,576	4,980,919
Series 2016-92, Class A, CMO, REMIC 3.00%, 4/25/2042	15,874,351	16,618,717
Series 2017-13, Class CA, CMO, REMIC 2.50%, 10/25/2043	4,732,557	4,747,966
See accompanying notes to financial statements.
51

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	$ 3,715,151	$ 3,767,159
Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	12,836,771	12,950,003
Series 2017-32, Class CA, CMO, REMIC 3.00%, 10/25/2042	11,477,182	11,699,945
Series 2017-87, Class BA, CMO, REMIC 3.00%, 12/25/2042	15,233,776	15,506,282
Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	13,980,367	14,066,451
Series 2018-27, Class JA, CMO, REMIC 3.00%, 12/25/2047	7,324,613	7,677,825
Series 2018-38, Class JB, CMO, REMIC 3.00%, 6/25/2048	6,572,823	6,903,312
Series 2020-47, Class GL, CMO 2.00%, 5/25/2046	10,000,000	10,377,069
Seasoned Credit Risk Transfer Trust Series Series 2020-3, Class MT, CMO 2.00%, 5/25/2060	15,137,267	15,592,844
Other Securities		21,142,645
Total U.S. Government Agency Obligations (Cost $1,242,101,628)		1,285,457,234
U.S. TREASURY OBLIGATIONS — 25.0%
Treasury Bill:
0.09%, 6/3/2021	106,800,000	106,763,176
0.11%, 4/29/2021	66,800,000	66,781,862
Treasury Bonds 2.00%, 2/15/2050	17,500,000	19,017,578
Treasury Notes:
0.25%, 11/15/2023	99,800,000	100,072,891
0.25%, 6/30/2025	66,900,000	66,727,524
0.50%, 6/30/2027	53,800,000	53,568,828
0.63%, 5/15/2030	27,500,000	26,889,844
0.63%, 8/15/2030	37,000,000	36,080,781
1.50%, 8/31/2021	98,700,000	99,586,758
1.50%, 2/15/2030	58,000,000	61,371,250
1.63%, 5/15/2026	18,800,000	20,014,656
2.13%, 7/31/2024	37,200,000	39,734,250
2.25%, 11/15/2025	73,400,000	80,160,829
See accompanying notes to financial statements.
52

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 5/15/2029	$ 38,000,000	$ 42,945,938
Total U.S. Treasury Obligations (Cost $808,612,890)		819,716,165
MORTGAGE-BACKED SECURITIES — 7.5%
CSMC Trust:
Series 2017-MOON, Class E, 3.20%, 7/10/2034 (b)(d)	3,181,000	3,166,930
Series 2019-RPL8, Class A2, CMO 4.08%, 10/25/2058 (d)(e)	20,313,550	20,227,390
Series 2020-RPL2, Class A12, CMO 3.50%, 2/25/2060 (d)	12,135,802	12,172,065
Federal National Mortgage Association Series 2018-M10, Class A1, 3.37%, 7/25/2028 (b)	12,527,559	13,812,928
PRPM LLC Series 2020-6, Class A1, CMO 2.36%, 11/25/2025 (d)(e)	16,866,508	16,878,967
Seasoned Credit Risk Transfer Trust Series 2019-4, Class MV, 3.00%, 2/25/2059	17,070,332	18,450,043
Other Securities		160,567,802
Total Mortgage-Backed Securities (Cost $249,903,250)		245,276,125
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.4%
CSMC Trust Series 2017-MOON, Class D, 3.20%, 7/10/2034 (b)(d)	2,263,000	2,258,568
Other Securities		140,503,066
Total Commercial Mortgage Backed Securities (Cost $172,871,834)		142,761,634
	Shares
COMMON STOCKS - 0.0% (a)
UNITED STATES – 0.0% (a)
Foresight Energy (c) (f)	572	9,789
Tapstone Energy Holdings (c) (f)	5,920	—
		9,789
See accompanying notes to financial statements.
53

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT - 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (g) (h) (Cost $57,327,960)	57,327,960	$ 57,327,960
TOTAL INVESTMENTS - 99.8% (Cost $3,220,972,957)		3,265,613,530
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		6,263,778
NET ASSETS - 100.0%		$ 3,271,877,308
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the securities is $14,344, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
CMO	Collateralized Mortgage Obligation
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
See accompanying notes to financial statements.
54

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

At December 31, 2020, the Fund had unfunded loan commitments of $45,900, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
LBM Acquisition LLC	45,900	46,422	522
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 479,754,223	$ —	$ 479,754,223
Asset-Backed Securities	—	107,284,732	—	107,284,732
Foreign Government Obligations	—	27,229,805	—	27,229,805
U.S. Government Agency Obligations	—	1,285,457,234	—	1,285,457,234
U.S. Treasury Obligations	—	819,716,165	—	819,716,165
Mortgage-Backed Securities	—	245,276,125	—	245,276,125
Commercial Mortgage Backed Securities	—	142,761,634	—	142,761,634
Common Stocks	—	—	9,789	9,789
Senior Floating Rate Loans	—	100,791,308	4,555	100,795,863
Short-Term Investment	57,327,960	—	—	57,327,960
TOTAL INVESTMENTS	$57,327,960	$3,208,271,226	$14,344	$3,265,613,530
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	522	—	522
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 522	$ —	$ 522
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
See accompanying notes to financial statements.
55

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,857,504	$67,857,504	$659,953,491	$670,483,035	$—	$—	57,327,960	$57,327,960	$21,079

See accompanying notes to financial statements.
56

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$82,132,428	$137,713,682
Investments in affiliated issuers, at value	977,589	9,600,226
Total Investments	83,110,017	147,313,908
Receivable for fund shares sold	1,273,025	—
Dividends receivable — affiliated issuers	139	462
Interest receivable — unaffiliated issuers	974,213	534,672
Receivable from Adviser	7,114	6,248
Other Receivable	3,819	—
TOTAL ASSETS	85,368,327	147,855,290
LIABILITIES
Payable for investments purchased	—	499,974
Advisory fee payable	53,354	62,476
Trustees’ fees and expenses payable	31	46
TOTAL LIABILITIES	53,385	562,496
NET ASSETS	$85,314,942	$147,292,794
NET ASSETS CONSIST OF:
Paid-in Capital	$82,255,295	$145,774,244
Total distributable earnings (loss)	3,059,647	1,518,550
NET ASSETS	$85,314,942	$147,292,794
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.93	$ 49.93
Shares outstanding (unlimited amount authorized, no par value)	1,675,000	2,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$78,842,756	$ 136,013,110
Investments in affiliated issuers	977,589	9,600,226
Total cost of investments	$79,820,345	$145,613,336
See accompanying notes to financial statements.
57

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2020 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$3,208,285,570
Investments in affiliated issuers, at value	57,327,960
Total Investments	3,265,613,530
Cash	94,062
Receivable for investments sold	741,797
Dividends receivable — affiliated issuers	2,512
Interest receivable — unaffiliated issuers	14,163,269
Unrealized appreciation on unfunded loan commitments	522
Receivable from Adviser	276,353
TOTAL ASSETS	3,280,892,045
LIABILITIES
Payable for investments purchased	6,882,265
Advisory fee payable	1,796,293
Trustees’ fees and expenses payable	5,673
Accrued expenses and other liabilities	330,506
TOTAL LIABILITIES	9,014,737
NET ASSETS	$3,271,877,308
NET ASSETS CONSIST OF:
Paid-in Capital	$3,304,393,319
Total distributable earnings (loss)	(32,516,011)
NET ASSETS	$3,271,877,308
NET ASSET VALUE PER SHARE
Net asset value per share	$ 49.28
Shares outstanding (unlimited amount authorized, no par value)	66,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,163,644,997
Investments in affiliated issuers	57,327,960
Total cost of investments	$3,220,972,957
See accompanying notes to financial statements.
58

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,659,813	$1,308,401
Dividend income — affiliated issuers	506	2,347
Foreign taxes withheld	(558)	(102)
TOTAL INVESTMENT INCOME (LOSS)	1,659,761	1,310,646
EXPENSES
Advisory fee	328,731	364,886
Trustees’ fees and expenses	907	1,247
TOTAL EXPENSES	329,638	366,133
Expenses waived/reimbursed by the Adviser	(43,831)	(36,489)
NET EXPENSES	285,807	329,644
NET INVESTMENT INCOME (LOSS)	$1,373,954	$ 981,002
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,277,067	221,797
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,258,851	1,033,260
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,535,918	1,255,057
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,909,872	$2,236,059
See accompanying notes to financial statements.
59

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2020 (Unaudited)

SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 42,566,851
Dividend income — affiliated issuers	21,079
TOTAL INVESTMENT INCOME (LOSS)	42,587,930
EXPENSES
Advisory fee	10,575,590
Trustees’ fees and expenses	25,747
TOTAL EXPENSES	10,601,337
Expenses waived/reimbursed by the Adviser	(1,627,014)
NET EXPENSES	8,974,323
NET INVESTMENT INCOME (LOSS)	$ 33,613,607
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,583,039
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(22,209,046)
Unfunded loan commitments	(1,135)
Net change in unrealized appreciation/depreciation	(22,210,181)
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,372,858
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 44,986,465
See accompanying notes to financial statements.
60

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,373,954	$ 2,932,451
Net realized gain (loss)	2,277,067	(2,205,780)
Net change in unrealized appreciation/depreciation	1,258,851	401,488
Net increase (decrease) in net assets resulting from operations	4,909,872	1,128,159
Net equalization credits and charges	(1,342)	68,814
Distributions to shareholders	(1,658,322)	(2,929,647)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,523,290	49,043,585
Cost of shares redeemed	(15,014,743)	(17,996,911)
Net income equalization	1,342	(68,814)
Other Capital	60,747	198,648
Net increase (decrease) in net assets from beneficial interest transactions	(12,429,364)	31,176,508
Net increase (decrease) in net assets during the period	(9,179,156)	29,443,834
Net assets at beginning of period	94,494,098	65,050,264
NET ASSETS AT END OF PERIOD	$ 85,314,942	$ 94,494,098
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	1,025,000
Shares redeemed	(300,000)	(375,000)
Net increase (decrease) from share transactions	(250,000)	650,000
See accompanying notes to financial statements.
61

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 981,002	$ 2,924,940
Net realized gain (loss)	221,797	(18,615)
Net change in unrealized appreciation/depreciation	1,033,260	125,822
Net increase (decrease) in net assets resulting from operations	2,236,059	3,032,147
Net equalization credits and charges	2,697	11,473
Distributions to shareholders	(1,204,912)	(3,062,675)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,733,574	33,417,005
Cost of shares redeemed	—	(12,303,910)
Net income equalization	(2,697)	(11,473)
Other Capital	9,334	92,112
Net increase (decrease) in net assets from beneficial interest transactions	3,740,211	21,193,734
Net increase (decrease) in net assets during the period	4,774,055	21,174,679
Net assets at beginning of period	142,518,739	121,344,060
NET ASSETS AT END OF PERIOD	$147,292,794	$142,518,739
SHARES OF BENEFICIAL INTEREST:
Shares sold	75,000	675,000
Shares redeemed	—	(250,000)
Net increase (decrease) from share transactions	75,000	425,000
See accompanying notes to financial statements.
62

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 33,613,607	$ 92,024,939
Net realized gain (loss)	33,583,039	(16,611,611)
Net change in unrealized appreciation/depreciation	(22,210,181)	52,694,095
Net increase (decrease) in net assets resulting from operations	44,986,465	128,107,423
Net equalization credits and charges	18,500	(152,877)
Distributions to shareholders	(53,440,642)	(104,243,448)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	88,852,209	242,342,927
Cost of shares redeemed	—	(413,569,469)
Net income equalization	(18,500)	152,877
Other Capital	237,133	1,723,362
Net increase (decrease) in net assets from beneficial interest transactions	89,070,842	(169,350,303)
Net increase (decrease) in net assets during the period	80,635,165	(145,639,205)
Net assets at beginning of period	3,191,242,143	3,336,881,348
NET ASSETS AT END OF PERIOD	$3,271,877,308	$3,191,242,143
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,800,000	4,950,000
Shares redeemed	—	(8,500,000)
Net increase (decrease) from share transactions	1,800,000	(3,550,000)
See accompanying notes to financial statements.
63

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16*- 6/30/16
Net asset value, beginning of period	$ 49.09	$ 51.02	$ 48.25	$ 50.45	$ 51.52	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.79	1.87	1.98	1.31	1.77	0.45
Net realized and unrealized gain (loss)	1.95	(2.06)	2.60	(1.74)	1.91	1.17
Total from investment operations	2.74	(0.19)	4.58	(0.43)	3.68	1.62
Net equalization credits and charges (a)	(0.00)(b)	0.04	0.03	0.04	0.01	—
Other capital (a)	0.03	0.13	0.08	0.10	0.05	0.15
Distributions to shareholders from:
Net investment income	(0.93)	(1.91)	(1.92)	(1.36)	(1.81)	(0.25)
Net realized gains	—	—	—	(0.55)	(3.00)	—
Total distributions	(0.93)	(1.91)	(1.92)	(1.91)	(4.81)	(0.25)
Net asset value, end of period	$ 50.93	$ 49.09	$ 51.02	$ 48.25	$ 50.45	$ 51.52
Total return (c)	5.72%	(0.04)%	9.99%	(0.65)%	7.67%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,315	$94,494	$65,050	$48,253	$27,748	$38,639
Ratios to average net assets:
Total expenses	0.75%(d)	0.75%	0.75%	0.76%	0.75%	0.75%(d)
Net expenses	0.65%(d)	0.65%	0.65%	0.65%	0.65%	0.65%(d)
Net investment income (loss)	3.13%(d)	3.77%	4.06%	2.64%	3.46%	4.15%(d)
Portfolio turnover rate (e)	28%(f)	54%	37%	55%	141%	12%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
64

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16*- 6/30/16
Net asset value, beginning of period	$ 49.57	$ 49.53	$ 48.81	$ 49.61	$ 50.40	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	1.08	1.30	1.02	1.04	0.22
Net realized and unrealized gain (loss)	0.43	0.07	0.62	(0.99)	(0.53)	0.20
Total from investment operations	0.77	1.15	1.92	0.03	0.51	0.42
Net equalization credits and charges (a)	0.00(b)	0.00(b)	0.03	0.05	0.00(b)	—
Other capital (a)	0.00(b)	0.03	0.06	0.12	0.06	0.10
Distributions to shareholders from:
Net investment income	(0.41)	(1.14)	(1.29)	(1.00)	(1.13)	(0.12)
Net realized gains	—	—	—	—	(0.23)	—
Total distributions	(0.41)	(1.14)	(1.29)	(1.00)	(1.36)	(0.12)
Net asset value, end of period	$ 49.93	$ 49.57	$ 49.53	$ 48.81	$ 49.61	$ 50.40
Total return (c)	1.56%	2.43%	4.18%	0.43%	1.14%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$147,293	$142,519	$121,344	$82,984	$34,725	$50,404
Ratios to average net assets:
Total expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%	0.50%(d)
Net expenses	0.45%(d)	0.45%	0.45%	0.45%	0.45%	0.45%(d)
Net investment income (loss)	1.34%(d)	2.18%	2.65%	2.07%	2.10%	2.06%(d)
Portfolio turnover rate (e)	25%(f)	43%	62%	50%	123%	25%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
65

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 49.40	$ 48.96	$ 47.60	$ 49.03	$ 49.87	$ 49.43
Income (loss) from investment operations:
Net investment income (loss) (b)	0.51	1.37	1.56	1.34	1.33	1.54
Net realized and unrealized gain (loss) (c)	0.19	0.59	1.44	(1.34)	(0.66)	0.34
Total from investment operations	0.70	1.96	3.00	0.00	0.67	1.88
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	0.00(d)	0.00(d)	0.01	0.07
Other capital (b)	0.00(d)	0.03	0.04	0.02	0.04	0.03
Distributions to shareholders from:
Net investment income	(0.82)	(1.55)	(1.68)	(1.45)	(1.48)	(1.54)
Net realized gains	—	—	—	—	(0.08)	—
Total distributions	(0.82)	(1.55)	(1.68)	(1.45)	(1.56)	(1.54)
Net asset value, end of period	$ 49.28	$ 49.40	$ 48.96	$ 47.60	$ 49.03	$ 49.87
Total return (e)	1.41%	4.13%	6.53%	0.04%	1.55%	4.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,271,877	$3,191,242	$3,336,881	$3,182,239	$3,353,801	$2,657,951
Ratios to average net assets:
Total expenses	0.65%(f)	0.65%	0.65%	0.65%	0.66%	0.65%
Net expenses	0.55%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	2.07%(f)	2.80%	3.27%	2.78%	2.70%	3.14%
Portfolio turnover rate	40%(g)(h)	25%(h)	47%(h)	34%(i)	72%(i)	38%(i)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
66

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR DoubleLine Total Return Tactical ETF, which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
67

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
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SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Paydown gains and losses are recorded as an adjustment to interest income.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
70

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of
71

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR DoubleLine Total Return Tactical ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.75%
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.50
SPDR DoubleLine Total Return Tactical ETF	0.65
The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses, until October 31, 2021, so that the net annual Fund operating expenses of the Funds will be limited to 0.65%, 0.45%
72

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

and 0.55% of the Fund’s average daily net assets, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, for the SPDR DoubleLine Emerging Markets Fixed Income ETF, the SPDR DoubleLine Short Duration Total Return Tactical ETF and the SPDR DoubleLine Total Return Tactical ETF, respectively. These waivers and/or reimbursements do not provide for the recoupment by the Adviser of any amounts waived or reimbursed. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2021, each waiver and/or reimbursement may be canceled or modified at any time. These waivers and/or reimbursements may not be terminated prior to October 31, 2021, except with the approval of the Board. The total amount of expenses waived for each fund for the period ended December 31, 2020 has been disclosed in the Statements of Operations.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment t by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board.
The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
DoubleLine Capital LP receives fees for its services as the sub-adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
73

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ —	$ —	$ 22,722,785	$ 33,824,317
SPDR DoubleLine Short Duration Total Return Tactical ETF	13,100,532	12,441,644	25,787,232	16,046,995
SPDR DoubleLine Total Return Tactical ETF	906,905,198	1,010,529,867	394,665,414	197,944,878
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust
74

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 79,859,613	$ 3,772,534	$ 522,130	$ 3,250,404
SPDR DoubleLine Short Duration Total Return Tactical ETF	145,625,279	2,424,218	735,589	1,688,629
75

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Total Return Tactical ETF	$3,221,191,890	$102,121,896	$57,700,256	$44,421,640
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2020.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid
76

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
78

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
Annualized Expense Ratio	0.65%	0.45%	0.55%
Actual:
Ending Account Value	$1,057.20	$1,015.60	$1,014.10
Expenses Paid During Period(a)	3.37	2.29	2.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.90	1,022.90	1,022.40
Expenses Paid During Period(a)	3.31	2.29	2.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
79

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
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SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Fund is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR DoubleLine Total Return Tactical ETF
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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com.Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained DoubleLine Capital LP as the sub-adviser.
DoubleLine® is a registered trademark of DoubleLine Capital LP. DoubleLine Capital LP is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRDOUBLESAR

Semi-Annual Report
December 31, 2020
SSGA Active Trust
SPDR ® Blackstone / GSO Senior Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	3
Financial Statements (Unaudited)	26
Financial Highlights (Unaudited)	29
Notes to Financial Statements (Unaudited)	30
Other Information (Unaudited)	39
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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SPDR Blackstone / GSO Senior Loan ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	% of Net Assets
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B 4.25% 1/26/2023	2.6%
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan 3.90% 10/10/2025	2.2
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 3.75% 2/6/2024	2.2
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B 4.25% 9/3/2024	1.9
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5 2.90% 8/14/2024	1.6
TOTAL	10.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2020

% of Net Assets
Software	16.4%
Health Care Providers & Services	14.0
Commercial Services & Supplies	7.3
Media	6.2
Diversified Financial Services	5.6
Specialty Retail	4.3
Hotels, Restaurants & Leisure	4.2
Insurance	3.0
Pharmaceuticals	2.6
Telecommunication Equip	2.5
Interactive Media & Services	2.0
Retail-Restaurants	1.9
Diversified Consumer Services	1.8
IT Services	1.6
Machinery	1.5
Internet & Catalog Retail	1.5
Entertainment	1.3
Aerospace & Defense	1.2
Containers & Packaging	1.1
Building Products	1.1
Oil, Gas & Consumable Fuels	1.1
Computers	1.1
Hand/Machine Tools and Related Products	1.1
Airlines	1.0
Cosmetics & Toiletries	1.0
Computer Services	0.9
Commercial Services	0.9
Health Care Equipment & Supplies	0.8
See accompanying notes to financial statements.
1

SPDR Blackstone / GSO Senior Loan ETF
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Professional Services	0.7%
	Chemicals	0.7
	Retail-Petroleum Product	0.7
	Transport-Services	0.6
	Semiconductor Equipment	0.5
	Diversified Telecommunication Services	0.5
	Electronic Equipment, Instruments & Components	0.4
	Auto Components	0.4
	Miscellaneous Manufactur	0.4
	Pipelines	0.4
	Advertising Services	0.4
	Machinery-Construction & Mining	0.4
	Communications Software	0.4
	Electrical Equipment	0.3
	Food Products	0.3
	Food & Beverage	0.3
	Life Sciences Tools & Services	0.2
	Financial Services	0.2
	Recycling	0.2
	Energy-Alternate Sources	0.2
	Capital Markets	0.2
	Retail-Building Products	0.2
	Consumer Products-Misc	0.2
	Containers-Paper/Plastic	0.1
	Multiline Retail	0.1
	Environmentally Friendly	0.1
	Household Products	0.1
	Communications Equipment	0.1
	Beverages	0.1
	Industrial Conglomerates	0.1
	Construction Materials	0.0 *
	Pollution Control	0.0 *
	Short-Term Investment	12.6
	Liabilities in Excess of Other Assets	(11.1)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.
2

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS (a) — 90.5%
ADVERTISING SERVICES — 0.4%
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 12/17/2026	$ 9,556,223	$ 9,587,615
AEROSPACE & DEFENSE — 0.9%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.75%, 4/6/2026	4,585,181	4,381,393
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.75%, 4/6/2026	8,528,435	8,149,389
TransDigm, Inc. Senior Secured 2020 Term Loan F, 1 Month USD LIBOR + 2.25%, 2.40%, 12/9/2025	7,535,477	7,403,229
		19,934,011
AIRLINES — 1.0%
American Airlines, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 1.75%, 1.90%, 6/27/2025	26,716,912	22,268,546
AUTO COMPONENTS — 0.4%
USI, Inc.:
Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 3.25%, 5/16/2024	758,041	748,486
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.25%, 12/2/2026	7,159,126	7,160,629
		7,909,115
BEVERAGES — 0.1%
Arterra Wines Canada, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.50%, 4.25%, 11/24/2027	2,934,783	2,954,050
BUILDING PRODUCTS — 1.1%
Cornerstone Building Brands, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 4/12/2025	13,695,885	13,700,199
CP Atlas Buyer, Inc.:
Senior Secured 2020 Delayed Draw Term Loan B2, 3 Month USD LIBOR + 4.50%, 5.25%, 11/23/2027	2,139,523	2,146,744
See accompanying notes to financial statements.
3

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 4.50%, 5.25%, 11/23/2027	$ 6,418,569	$ 6,440,231
CPG International, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 5/5/2024	2,588,894	2,593,749
		24,880,923
CAPITAL MARKETS — 0.2%
AqGen Ascensus, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 12/13/2026	5,169,390	5,192,006
CHEMICALS — 0.7%
Ascend Performance Materials Operations LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 8/27/2026	3,937,625	3,957,313
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 8/1/2025	6,798,755	6,849,746
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3/1/2026 (b)	997,462	991,607
PQ Corporation Senior Secured 2020 USD Incremental Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 2/7/2027	1,267,190	1,274,451
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 10/1/2025	1,994,790	1,978,582
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 10/28/2024 (b)	1,154,080	1,100,946
		16,152,645
COMMERCIAL SERVICES — 0.2%
Avis Budget Car Rental LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 2.40%, 8/6/2027	1,923,567	1,862,859
LegalZoom.com, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.65%, 11/21/2024	2,620,930	2,632,397
		4,495,256
COMMERCIAL SERVICES & SUPPLIES — 7.3%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 7/10/2026	17,869,536	17,820,305
See accompanying notes to financial statements.
4

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 6.65%, 8/4/2025	$ 18,979,651	$ 19,164,702
Senior Secured 2020 Term Loan B8, 12/23/2026 (b)	26,644,644	26,411,503
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 2/9/2026	6,101,546	5,972,834
Coinamatic Canada, Inc. Senior Secured Canadian 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	421,455	419,350
Comet Acquisition, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 3.50%, 10/24/2025	4,009,091	3,948,955
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 3.71%, 7/24/2026	537,024	531,767
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 5/9/2025	5,216,598	5,149,200
Garda World Security Corporation Senior Secured 2019 1st Lien Term Loan B, 1 Month USD LIBOR + 4.75%, 4.99%, 10/30/2026	11,911,458	11,944,215
Guidehouse LLP Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.50%, 4.65%, 5/1/2025	4,517,883	4,525,405
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 3/13/2025	4,922,653	4,688,335
National Intergovernmental Purchasing Alliance Co. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.00%, 5/23/2025	5,597,619	5,555,637
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 12/4/2024	800,506	799,305
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.25%, 9/23/2026	16,691,440	16,819,213
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.50%, 7/30/2025	12,291,623	11,738,500
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 8/25/2024	5,775,432	5,783,084
See accompanying notes to financial statements.
5

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.65%, 8/27/2025	$ 16,499,749	$ 16,524,499
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 8/1/2025	4,512,491	4,461,725
		162,258,534
COMMUNICATIONS EQUIPMENT — 0.1%
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 4.50%, 5.50%, 11/1/2024	1,559,842	1,468,209
COMPUTER SERVICES — 0.9%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 5.15%, 1/4/2026	7,108,138	6,734,961
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 7/11/2025	12,644,684	12,320,664
		19,055,625
COMPUTERS — 0.9%
Brave Parent Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 4.15%, 4/18/2025	2,909,094	2,898,185
Dell International LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.75%, 9/19/2025	676,942	678,211
Imprivata, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.25%, 12/1/2027	2,808,989	2,816,011
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 9/30/2024	7,864,325	7,875,650
Park Place Technologies LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 5.00%, 6.00%, 11/10/2027	5,000,000	4,816,650
		19,084,707
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023	280,244	281,004
See accompanying notes to financial statements.
6

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CONSUMER PRODUCTS-MISC — 0.2%
MI Windows and Doors LLC Senior Secured Term Loan, 12/18/2027 (b)	$ 4,172,989	$ 4,188,638
CONTAINERS & PACKAGING — 1.1%
Berry Global, Inc. Senior Secured Term Loan Y, 1 Month USD LIBOR + 2.00%, 2.15%, 7/1/2026	1,994,937	1,988,463
BWAY Holding Company Senior Secured 2017 Term Loan B, 4/3/2024 (b)	2,885,162	2,795,000
Charter NEX US, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.25%, 5.00%, 12/1/2027	7,066,006	7,111,052
Graham Packaging Company, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 8/4/2027	6,747,665	6,780,155
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.00%, 10/17/2024	6,064,864	6,000,880
		24,675,550
CONTAINERS-PAPER/PLASTIC — 0.1%
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 12/29/2023	2,675,720	2,667,358
COSMETICS & TOILETRIES — 1.0%
Sunshine Luxembourg VII SARL Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 4.00%, 5.00%, 10/1/2026	23,102,562	23,245,221
DIVERSIFIED CONSUMER SERVICES — 1.8%
Cambium Learning Group, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 4.75%, 12/18/2025	30,174,785	30,069,173
GI Revelation Acquisition LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 5.15%, 4/16/2025	8,238,301	8,114,727
WASH Multifamily Laundry Systems LLC Senior Secured 2015 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	2,816,700	2,802,630
		40,986,530
See accompanying notes to financial statements.
7

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 5.2%
Advisor Group, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.15%, 7/31/2026	$ 14,429,464	$ 14,339,280
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027	15,631,146	15,721,572
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 7/21/2025	3,989,822	3,937,456
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 6.90%, 7/20/2026	769,231	775,000
GT Polaris, Inc. Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 9/24/2027	3,023,672	3,039,924
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 5/23/2025	7,163,005	7,159,423
LDiscovery LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.88%, 6.88%, 12/9/2022	8,268,413	8,237,407
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 5.15%, 3/27/2026	11,858,235	11,665,539
UFC Holdings LLC Senior Secured 2019 Term Loan, 6 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026	21,469,767	21,437,885
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 2.90%, 5/18/2025	32,244,539	29,893,267
		116,206,753
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Altice France S.A. Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 3.85%, 1/31/2026	11,199,573	11,122,576
ELECTRICAL EQUIPMENT — 0.2%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 12/2/2024	4,528,920	4,504,373
See accompanying notes to financial statements.
8

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 7/26/2024	$ 2,540,745	$ 2,510,053
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025	6,284,841	6,295,336
		8,805,389
ENERGY-ALTERNATE SOURCES — 0.2%
Granite Acquisition Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 9/19/2022	4,272,400	4,292,417
ENTERTAINMENT — 1.3%
Crown Finance US, Inc. Senior Secured 2019 Incremental Term Loan, 6 Month USD LIBOR + 2.75%, 3.02%, 9/30/2026	3,721	2,518
Delta 2 (Luxembourg) S.a.r.l. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 3.50%, 2/1/2024	4,000,000	3,972,140
Diamond Sports Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 8/24/2026	21,763,096	19,369,155
Motion Finco S.a.r.l. Senior Secured Delayed Draw Term Loan B2, 3 Month USD LIBOR + 3.25%, 3.50%, 11/12/2026	802,805	776,589
Six Flags Theme Parks, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 1.90%, 4/17/2026	2,020,680	1,980,579
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 1/23/2025 (b)	2,207,507	2,087,938
		28,188,919
ENVIRONMENTALLY FRIENDLY — 0.1%
Robertshaw U.S. Holding Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 2/28/2025	2,764,263	2,600,135
FINANCIAL SERVICES — 0.2%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 6 Month USD LIBOR + 3.00%, 3.23%, 10/31/2025	3,970,073	3,796,382
See accompanying notes to financial statements.
9

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.3%
Chobani LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 10/20/2027	$ 5,948,561	$ 5,951,535
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 1.1%
Apex Tool Group LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.25%, 6.50%, 8/1/2024	25,512,226	25,293,969
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Carestream Health, Inc. Senior Secured 2020 Extended 2nd Lien PIK Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 8/8/2023	18,408,444	13,806,333
Milano Acquisition Corp Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 10/1/2027	5,000,000	5,011,450
		18,817,783
HEALTH CARE PROVIDERS & SERVICES — 14.0%
Alphabet Holding Company, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 9/26/2024	11,125,250	11,045,649
American Renal Holdings Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.15%, 6/21/2024	11,859,190	11,853,913
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.63%, 2/11/2026	26,604,550	26,637,805
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 3.90%, 2/27/2026	687,573	666,086
BioClinica Holding I, LP 1st Lien Term Loan, 10/20/2023 (b)	575,215	574,858
Certara L.P. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 3.75%, 8/15/2024	1,622,802	1,624,830
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 6/7/2023	7,601,336	7,571,652
CPI Holdco LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.25%, 4.40%, 11/4/2026	511,598	512,877
See accompanying notes to financial statements.
10

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025	$ 58,011,642	$ 48,650,304
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 7/27/2023	5,476,290	5,478,590
Femur Buyer, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.50%, 4.75%, 3/5/2026	769,417	721,328
Global Medical Response, Inc.:
Senior Secured 2017 Term Loan B2, 3 Month USD LIBOR + 4.25%, 5.25%, 3/14/2025	10,881,282	10,799,673
Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 10/2/2025	9,186,218	9,146,028
Jaguar Holding Company II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 3.50%, 8/18/2022	7,237,136	7,243,035
Loire Finco Luxembourg S.a.r.l. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 4/21/2027	2,786,017	2,751,192
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023	702,871	700,952
NMSC Holdings, Inc. Senior Secured 1st Lien Term Loan, 6 Month USD LIBOR + 5.00%, 6.00%, 4/19/2023	9,840,530	9,594,516
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.39%, 6/30/2025	18,246,399	18,011,477
Pathway Vet Alliance LLC:
Senior Secured 2020 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00%, 4.00%, 3/31/2027	302,929	303,270
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.00%, 4.15%, 3/31/2027	3,708,687	3,712,859
Pluto Acquisition I, Inc. Senior Secured 2020 Incremental Term Loan B, 6/22/2026 (b)	1,641,026	1,647,180
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 11/16/2025	25,324,666	25,307,319
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 9/3/2024	42,220,313	41,598,830
See accompanying notes to financial statements.
11

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	$ 53,514,137	$ 47,924,051
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.00%, 4.00%, 6/23/2024	12,423,892	12,181,254
Unified Physician Management LLC Senior Secured 2020 Term Loan, 12/16/2027 (b)	5,663,265	5,649,107
		311,908,635
HOTELS, RESTAURANTS & LEISURE — 4.2%
Alterra Mountain Company Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 8/1/2026	2,608,813	2,631,640
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 12/23/2024	17,948,520	17,652,459
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 10/4/2023 (b)	17,876,591	17,317,232
Motion Finco S.a.r.l. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 3.50%, 11/12/2026	6,108,298	5,908,832
Recess Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 3.75%, 4.75%, 9/30/2024	5,794,169	5,533,431
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.90%, 8/14/2024	35,394,654	34,664,640
Travelport Finance (Luxembourg) S.a.r.l. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 8.00%, 9.00%, 2/28/2025	8,817,952	8,721,483
		92,429,717
HOUSEHOLD PRODUCTS — 0.1%
Reynolds Consumer Products LLC Senior Secured Term Loan, 2/4/2027 (b)	1,994,531	1,985,246
INSURANCE — 2.6%
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/12/2027	7,818,918	7,716,881
See accompanying notes to financial statements.
12

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 1/27/2027	$ 308,978	$ 304,343
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75%, 2.96%, 4/25/2025	11,951,130	11,755,072
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 4/25/2025	9,685,246	9,728,103
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 2/15/2027	14,435,895	14,160,097
Sedgwick Claims Management Services, Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 12/31/2025	7,635,581	7,529,027
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 9/3/2026	5,987,751	5,982,901
		57,176,424
INTERACTIVE MEDIA & SERVICES — 2.0%
Ivanti Software, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.75%, 5.75%, 12/1/2027	19,041,359	19,029,459
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 11/3/2023	25,905,198	25,908,436
		44,937,895
INTERNET & CATALOG RETAIL — 1.5%
Harbor Freight Tools USA, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.00%, 10/19/2027	12,513,079	12,535,853
Shutterfly, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 6.00%, 7.00%, 9/25/2026	1,009,316	1,006,616
White Cap Buyer LLC Senior Secured Term Loan B, 6 Month USD LIBOR + 4.00%, 4.50%, 10/19/2027	10,207,373	10,217,989
Zaxby's Operating Company LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 12/10/2027	8,664,260	8,696,751
		32,457,209
See accompanying notes to financial statements.
13

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 1.6%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 3.98%, 2/27/2025	$ 13,477,868	$ 13,368,360
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 5/6/2024	4,291,962	4,283,464
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023	6,636,578	6,528,734
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025	12,092,055	11,945,922
		36,126,480
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 8/30/2024	1,177,285	1,183,666
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 2/4/2027	2,989,987	2,969,431
		4,153,097
MACHINERY — 1.3%
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 7/19/2024	4,850,000	4,842,434
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 5/31/2025	15,856,801	15,823,343
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.00%, 3.27%, 3/28/2025	7,409,916	7,246,157
		27,911,934
MACHINERY-CONSTRUCTION & MINING — 0.4%
Brookfield WEC Holdings Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/1/2025	9,557,606	9,547,379
MEDIA — 3.7%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 2/1/2027 (b)	1,994,950	1,986,850
See accompanying notes to financial statements.
14

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 11/29/2024	$ 2,501,628	$ 2,451,596
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 5/1/2026	307,708	303,349
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 9/13/2024	28,223,884	27,922,312
Radiate Holdco LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 9/25/2026	10,909,352	10,941,698
Recorded Books Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 8/29/2025	2,509,129	2,502,856
Univision Communications Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 3/15/2026	8,396,536	8,430,920
UPC Broadband Holding B.V.:
Senior Secured 2020 USD Term Loan B1, 2 Month USD LIBOR + 3.50%, 3.67%, 1/31/2029	7,496,124	7,530,794
Senior Secured 2020 USD Term Loan B2, 2 Month USD LIBOR + 3.50%, 3.68%, 1/31/2029	7,496,124	7,530,793
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 2.66%, 1/31/2028	400,000	396,928
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 8/18/2023	11,261,575	11,252,960
		81,251,056
MISCELLANEOUS MANUFACTUR — 0.4%
LTI Holdings, Inc.:
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 6.90%, 9/6/2026	1,928,424	1,875,392
Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 9/6/2025	7,939,091	7,732,834
		9,608,226
MULTILINE RETAIL — 0.1%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 12/13/2023	3,197,072	3,185,083
See accompanying notes to financial statements.
15

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 1.1%
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 4.25%, 2/7/2025	$ 14,955,499	$ 14,822,843
Pacific Gas & Electric Company Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 6/23/2025	10,460,487	10,601,704
		25,424,547
PHARMACEUTICALS — 2.5%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.69%, 5/4/2025	14,904,888	14,571,093
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 6.00%, 7/5/2023	9,260,478	8,982,663
Bausch Health Companies Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 6/2/2025	1,885,645	1,881,233
Elanco Animal Health Incorporated Senior Secured Term Loan B, 3 Month USD LIBOR + 1.75%, 1.90%, 8/1/2027	1,334,690	1,324,820
Endo Luxembourg Finance Co. I S.a.r.l. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.00%, 4/29/2024	28,185,703	27,833,382
		54,593,191
PIPELINES — 0.4%
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 5/22/2026	9,684,410	9,481,667
POLLUTION CONTROL — 0.0% (c)
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 8/1/2024	147,253	147,038
PROFESSIONAL SERVICES — 0.7%
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 2/6/2026	3,898,316	3,907,516
GlobalLogic Holdings Inc. Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 3.75%, 4.50%, 9/14/2027	3,230,246	3,226,209
See accompanying notes to financial statements.
16

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/21/2025	$ 8,154,996	$ 7,774,769
		14,908,494
RECYCLING — 0.2%
Tunnel Hill Partners LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/6/2026	3,609,696	3,347,993
RETAIL-BUILDING PRODUCTS — 0.2%
LBM Acquisition LLC:
Senior Secured Delayed Draw Term Loan, 12/9/2027	857,569	858,641
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 12/9/2027	3,859,060	3,863,884
		4,722,525
RETAIL-RESTAURANTS — 1.8%
IRB Holding Corp:
Senior Secured 2020 Fourth Incremental Term Loan, 12/15/2027 (b)	11,475,410	11,509,492
Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025	17,889,822	17,772,912
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 3/14/2025	3,812,324	3,764,670
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 2/5/2027	6,651,873	6,613,758
		39,660,832
SEMICONDUCTOR EQUIPMENT — 0.5%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.75%, 2.90%, 6/21/2024	1,354,271	1,340,729
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.75%, 2.90%, 6/21/2024	9,145,729	9,054,271
		10,395,000
SOFTWARE — 16.1%
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 9/19/2024	10,869,529	10,881,268
See accompanying notes to financial statements.
17

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Banff Merger Sub, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 10/2/2025	$ 17,703,855	$ 17,666,411
CT Technologies Intermediate Holdings, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 5.00%, 6.00%, 12/9/2025	6,850,123	6,841,560
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 10/16/2026	1,025,180	1,025,821
ECI Macola Max Holdings LLC Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 11/9/2027	7,222,222	7,223,703
Epicor Software Corporation:
Senior Secured 2020 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 8.75%, 7/31/2028	3,355,932	3,512,201
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.25%, 5.25%, 7/30/2027	9,934,090	10,011,178
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024	32,288,279	31,709,834
Flexera Software LLC:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 2/26/2025	4,987,180	4,992,516
Senior Secured 2020 Incremental Term Loan, 1/26/2028 (b)	7,804,307	7,814,063
Greeneden U.S. Holdings II LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 12/1/2027	22,550,373	22,631,442
Help/Systems Holdings, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 11/19/2026	12,379,086	12,358,475
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 7/1/2024	17,586,013	17,651,961
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 1/12/2026	6,843,062	6,860,170
Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 8.75%, 1/10/2027	2,312,694	2,266,440
Informatica LLC Senior Secured 2020 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.13%, 7.13%, 2/25/2025	587,888	600,086
See accompanying notes to financial statements.
18

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MA FinanceCo. LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 6/5/2025	$ 5,248,680	$ 5,307,727
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 11/29/2024	5,508,110	5,426,783
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 7.40%, 12/1/2025	3,709,210	3,600,252
Senior Secured 2020 Add-On Term Loan, 1 Month USD LIBOR + 4.25%, 4.75%, 11/29/2024	22,037,216	22,097,818
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 9/5/2025	438,601	430,925
Navicure, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 10/22/2026	5,937,500	5,944,922
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/26/2024	12,888,823	12,802,854
Project Angel Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 5/30/2025	3,544,656	3,518,071
Project Boost Purchaser LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 6/1/2026	11,340,405	11,251,836
Project Leopard Holdings, Inc.:
Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 7/7/2023	2,263,042	2,256,683
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 7/7/2023	6,474,611	6,458,425
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/9/2024	2,301,308	2,281,172
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.46%, 5/16/2025	2,525,857	2,490,494
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 8.46%, 5/18/2026	3,886,053	3,707,295
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 8.46%, 11/27/2026	4,000,000	3,799,280
Sabre GLBL,Inc. Senior Secured 2020 Term Loan B, 12/10/2027 (b)	2,710,027	2,720,190
See accompanying notes to financial statements.
19

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sophia, L.P. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 10/7/2027	$ 6,644,518	$ 6,676,545
STG-Fairway Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 1/31/2027	9,971,630	9,837,662
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.73%, 3/5/2027	2,016,837	2,002,215
Syncsort Incorporated:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 6.25%, 6.48%, 8/16/2024	9,235,764	9,232,300
Senior Secured Term Loan B, 3 Month USD LIBOR + 6.00%, 7.00%, 8/16/2024	12,622,986	12,642,741
Ultimate Software Group Inc(The) Senior Secured 2020 2nd Lien Incremental Term Loan, 5/3/2027 (b)	2,000,000	2,062,500
Ultimate Software Group, Inc. (The) Senior Secured 2020 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 5/4/2026	21,446,250	21,591,227
Veritas US Inc. Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 5.50%, 6.50%, 9/1/2025	16,189,013	16,166,753
Virtusa Corp. Senior Secured Term Loan B, 12/1/2027 (b)	3,773,585	3,759,434
Weld North Education LLC Senior Secured 2020 Term Loan B, 12/21/2027 (b)	15,929,204	15,922,593
		358,035,826
SPECIALTY RETAIL — 4.3%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 5.75%, 9/25/2024	29,231,070	29,372,110
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.25%, 1/26/2023	60,815,656	58,400,059
PetSmart, Inc. Senior Secured Consenting Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 3/11/2022	7,924,647	7,943,824
		95,715,993
See accompanying notes to financial statements.
20

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 1.3%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00%, 4.24%, 8/14/2026	$ 5,692,160	$ 5,682,085
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.41%, 12/15/2024	2,885,078	2,905,923
Colorado Buyer, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 5/1/2024	1,154,064	1,083,816
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 3.75%, 4.50%, 12/1/2027	15,094,340	15,116,377
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 3/1/2027 (b)	3,985,948	3,928,650
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.64%, 11/30/2025	262,893	239,623
		28,956,474
TRANSPORT-SERVICES — 0.6%
Gruden Acquisition, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 5.50%, 6.50%, 8/18/2022	12,716,535	12,615,884
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,967,099,084)		2,011,549,619
	Shares
WARRANTS — 0.0% (c)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health Holdings (expiring 06/07/21) (d) (e) (Cost$0)	373	—
TOTAL WARRANTS (Cost $0)		—
Principal Amount
CORPORATE BONDS & NOTES — 8.0%
AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc. 6.25%, 3/15/2026 (f)	7,424,000	7,911,311
See accompanying notes to financial statements.
21

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (f)	$ 811,000	$ 864,364
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (f)	13,235,000	14,198,111
		15,062,475
COMPUTERS — 0.2%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (f)	3,488,000	3,887,481
DIVERSIFIED FINANCIAL SERVICES — 0.4%
AG Issuer LLC 6.25%, 3/1/2028 (f)	3,827,000	3,895,082
NFP Corp. 6.88%, 8/15/2028 (f)	5,660,000	6,044,427
		9,939,509
ELECTRIC — 0.1%
Calpine Corp. 5.00%, 2/1/2031 (f)	1,450,000	1,512,567
FOOD — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 5.88%, 2/15/2028 (f)	6,609,000	7,192,839
INSURANCE — 0.4%
AssuredPartners, Inc. 5.63%, 1/15/2029 (f)	2,632,000	2,744,465
HUB International, Ltd. 7.00%, 5/1/2026 (f)	5,000,000	5,227,000
		7,971,465
INTERNET — 0.4%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (f)	8,790,000	9,306,325
MACHINERY-DIVERSIFIED — 0.2%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (f)	4,921,000	4,973,212
See accompanying notes to financial statements.
22

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 2.0%
Altice Financing SA 5.00%, 1/15/2028 (f)	$ 2,952,000	$ 3,021,519
CSC Holdings LLC 4.63%, 12/1/2030 (f)	941,000	984,211
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (f)	1,377,000	1,118,950
iHeartCommunications, Inc. 5.25%, 8/15/2027 (f)	7,417,000	7,816,183
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (f)	5,357,000	5,770,882
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (f)	3,000,000	3,068,220
5.13%, 2/15/2027 (f)	1,116,000	1,138,644
5.50%, 3/1/2030 (f)	4,893,000	5,085,344
Univision Communications, Inc. 6.63%, 6/1/2027 (f)	15,548,000	16,694,043
		44,697,996
PACKAGING & CONTAINERS — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (f)	2,963,000	3,108,424
PHARMACEUTICALS — 0.1%
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (f)	2,000,000	2,159,700
RETAIL — 0.8%
eG Global Finance PLC 6.75%, 2/7/2025 (f)	16,042,000	16,535,131
IRB Holding Corp. 7.00%, 6/15/2025 (f)	1,429,000	1,559,125
		18,094,256
SOFTWARE — 0.6%
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (f)	2,059,000	2,234,118
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (f)	5,000,000	5,089,600
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (f)	5,294,000	5,429,897
		12,753,615
See accompanying notes to financial statements.
23

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.4%
Altice France Holding SA 6.00%, 2/15/2028 (f)	$ 6,598,000	$ 6,712,146
Altice France SA 5.50%, 1/15/2028 (f)	5,000,000	5,225,200
CommScope Technologies LLC 6.00%, 6/15/2025 (f)	10,000,000	10,224,000
CommScope, Inc. 7.13%, 7/1/2028 (f)	2,325,000	2,474,637
Frontier Communications Corp. 5.00%, 5/1/2028 (f)	1,600,000	1,666,672
Plantronics, Inc. 5.50%, 5/31/2023 (f)	4,145,000	4,158,388
		30,461,043
TOTAL CORPORATE BONDS & NOTES (Cost $171,175,399)		179,032,218
	Shares
SHORT-TERM INVESTMENT — 12.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (g) (h) (Cost $278,973,415)	278,973,415	278,973,415
TOTAL INVESTMENTS — 111.1% (Cost $2,417,247,898)		2,469,555,252
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.1)%		(246,539,558)
NET ASSETS — 100.0%		$ 2,223,015,694
(a)	The rate shown represents the rate at December 31, 2020.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.1% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See accompanying notes to financial statements.
24

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 179,032,218	$—	$ 179,032,218
Senior Floating Rate Loans	—	2,011,549,619	—	2,011,549,619
Warrants	—	—	0(a)	0
Short-Term Investment	278,973,415	—	—	278,973,415
TOTAL INVESTMENTS	$278,973,415	$2,190,581,837	$ 0	$2,469,555,252
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	120,384,183	$120,384,183	$768,110,972	$609,521,740	$—	$—	278,973,415	$278,973,415	$103,200
See accompanying notes to financial statements.
25

SSGA ACTIVE TRUST
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,190,581,837
Investments in affiliated issuers, at value	278,973,415
Total Investments	2,469,555,252
Receivable for investments sold	256,985,410
Dividends receivable — affiliated issuers	12,407
Interest receivable — unaffiliated issuers	9,357,802
TOTAL ASSETS	2,735,910,871
LIABILITIES
Payable for investments purchased	511,636,913
Advisory fee payable	1,247,561
Trustees’ fees and expenses payable	10,703
TOTAL LIABILITIES	512,895,177
NET ASSETS	$2,223,015,694
NET ASSETS CONSIST OF:
Paid-in Capital	$2,423,416,938
Total distributable earnings (loss)	(200,401,244)
NET ASSETS	$2,223,015,694
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.41
Shares outstanding (unlimited amount authorized, no par value)	48,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,138,274,483
Investments in affiliated issuers	278,973,415
Total cost of investments	$2,417,247,898
See accompanying notes to financial statements.
26

SSGA ACTIVE TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 46,757,307
Dividend income — affiliated issuers	103,200
TOTAL INVESTMENT INCOME	46,860,507
EXPENSES
Advisory fee	5,914,428
Trustees’ fees and expenses	14,381
TOTAL EXPENSES	5,928,809
NET INVESTMENT INCOME (LOSS)	$ 40,931,698
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,847,467)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	91,641,566
NET REALIZED AND UNREALIZED GAIN (LOSS)	81,794,099
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$122,725,797
See accompanying notes to financial statements.
27

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone / GSO Senior Loan ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 40,931,698	$ 104,518,445
Net realized gain (loss)	(9,847,467)	(111,952,043)
Net change in unrealized appreciation/depreciation	91,641,566	(23,905,945)
Net increase (decrease) in net assets resulting from operations	122,725,797	(31,339,543)
Net equalization credits and charges	916,369	(1,610,641)
Distributions to shareholders	(48,630,500)	(106,659,500)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	763,565,657	1,236,697,606
Cost of shares redeemed	(48,448,918)	(1,898,029,896)
Net income equalization	(916,369)	1,610,641
Other Capital	709,160	9,447,256
Net increase (decrease) in net assets from beneficial interest transactions	714,909,530	(650,274,393)
Contribution from Affiliate (Note 4)	—	578,465
Net increase (decrease) in net assets during the period	789,921,196	(789,305,612)
Net assets at beginning of period	1,433,094,498	2,222,400,110
NET ASSETS AT END OF PERIOD	$2,223,015,694	$ 1,433,094,498
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,000,000	27,700,000
Shares redeemed	(1,100,000)	(42,700,000)
Net increase (decrease) from share transactions	15,900,000	(15,000,000)
See accompanying notes to financial statements.
28

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone / GSO Senior Loan ETF
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 43.36	$ 46.25	$ 47.04	$ 47.41	$ 46.64	$ 49.22
Income (loss) from investment operations:
Net investment income (loss) (b)	1.09	2.34	2.48	2.04	1.85	1.95
Net realized and unrealized gain (loss) (c)	2.22	(3.06)	(0.86)	(0.50)	0.73	(2.58)
Total from investment operations	3.31	(0.72)	1.62	1.54	2.58	(0.63)
Net equalization credits and charges (b)	0.02	(0.04)	(0.03)	0.04	0.05	0.02
Contribution from Affiliate (Note 4)	—	0.01	—	—	—	—
Other capital (b)	0.02	0.21	0.09	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(1.30)	(2.35)	(2.47)	(1.97)	(1.88)	(1.99)
Net asset value, end of period	$ 45.41	$ 43.36	$ 46.25	$ 47.04	$ 47.41	$ 46.64
Total return (d)	7.83%	(1.23)%(e)	3.68%	3.43%	5.77%	(1.15)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,223,016	$1,433,094	$2,222,400	$3,189,624	$1,820,505	$802,228
Ratios to average net assets:
Total expenses	0.70%(f)	0.70%	0.70%	0.70%	0.70%	0.71%
Net investment income (loss)	4.84%(f)	5.17%	5.33%	4.30%	3.91%	4.15%
Portfolio turnover rate	70%(g)	195%(h)	124%(h)	90%(h)	68%(h)	88%(h)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended ended June 30, 2020, the total return would have remained (1.23)%.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate is from the the affiliated Portfolio prior to the discontinuance of the master feeder structure.
See accompanying notes to financial statements.
29

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the SPDR Blackstone / GSO Senior Loan ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good
30

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when
31

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•   Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020, is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment
32

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Loan Agreements
The Fund invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”)
33

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone / GSO Senior Loan ETF	0.70%
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Fund’s Board of Trustees. The Adviser pays all the operating expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), litigation expenses and other extraordinary expenses.
GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Fund from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Statement of Assets and Liabilities.
34

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

During the fiscal year ended June 30, 2020, State Street made a voluntary contribution to the Fund in the amount of $578,465 related to an accounting matter.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
SPDR Blackstone / GSO Senior Loan ETF	$1,871,289,815	$1,154,348,703
7.    Shareholder Transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not be subject to federal income taxes to the extent it distributes its
35

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone / GSO Senior Loan ETF	$2,441,992,667	$33,683,213	$6,120,628	$27,562,585
9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Fund has exclusive access to $300 million of the total credit facility. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone / GSO Senior Loan ETF pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum
36

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund has no outstanding loans as of December 31, 2020.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of it's assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events
37

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    New Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
38

SSGA ACTIVE TRUST
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
39

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$1,078.30
Expenses Paid During Period(a)	3.67
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.70
Expenses Paid During Period(a)	3.57
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
40

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
41

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
42

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained GSO/Blackstone Debt Funds Management LLC as the sub-advisor. State Street Global Advisors Funds Distributors, LLC is not affiliated with GSO/Blackstone Debt Funds Management LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation -All Rights Reserved
SPDRGSOSAR

Semi-Annual Report
December 31, 2020
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

[This Page Intentionally Left Blank]

State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2020

Description	Market Value	% of Net Assets
Target Corp.	35,306	1.7%
Nintendo Co., Ltd.	31,880	1.5
Wesfarmers, Ltd.	30,491	1.5
Procter & Gamble Co.	30,472	1.5
Waste Management, Inc.	30,072	1.5
TOTAL	158,221	7.7%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUSTRALIA — 5.8%
BHP Group, Ltd.	550	$ 18,008
Brambles, Ltd.	834	6,822
Coles Group, Ltd.	786	11,002
Fortescue Metals Group, Ltd.	619	11,191
Rio Tinto, Ltd.	83	7,290
Sonic Healthcare, Ltd.	857	21,261
Telstra Corp., Ltd.	5,705	13,119
Wesfarmers, Ltd.	784	30,491
		119,184
BELGIUM — 1.3%
Ageas SA/NV	152	8,105
Etablissements Franz Colruyt NV	200	11,861
Telenet Group Holding NV	163	6,996
		26,962
CANADA — 1.3%
Metro, Inc.	280	12,483
TELUS Corp.	732	14,485
		26,968
DENMARK — 2.8%
AP Moller - Maersk A/S Class B	6	13,409
Carlsberg AS Class B	57	9,137
Coloplast A/S Class B	93	14,211
Novo Nordisk A/S Class B	303	21,250
		58,007
FRANCE — 0.8%
Sanofi	165	15,888
GERMANY — 3.7%
Allianz SE	59	14,489
Deutsche Post AG	374	18,533
Deutsche Telekom AG	1,492	27,301
Merck KGaA	98	16,829
		77,152
HONG KONG — 1.7%
CLP Holdings, Ltd.	2,500	23,117
HKT Trust & HKT, Ltd. Stapled Security	9,000	11,677
		34,794
ITALY — 0.5%
Snam SpA	1,667	9,385
JAPAN — 12.4%
FUJIFILM Holdings Corp.	200	10,534
Fujitsu, Ltd.	200	28,873
ITOCHU Corp.	800	22,967
KDDI Corp.	300	8,909
Mitsubishi Gas Chemical Co., Inc.	600	13,767
NEC Corp.	400	21,464
Nintendo Co., Ltd.	50	31,880
Nippon Telegraph & Telephone Corp.	1,100	28,186
Nitto Denko Corp.	200	17,880
Security Description	Shares	Value
Ono Pharmaceutical Co., Ltd.	200	$ 6,021
Sekisui House, Ltd.	200	4,068
Seven & i Holdings Co., Ltd.	500	17,720
Softbank Corp.	500	6,262
Sony Corp.	300	29,885
Tokyo Gas Co., Ltd.	300	6,927
		255,343
NETHERLANDS — 2.6%
Koninklijke Ahold Delhaize NV	937	26,495
Koninklijke KPN NV	6,474	19,700
Koninklijke Vopak NV	150	7,890
		54,085
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	4,823	16,321
SINGAPORE — 0.5%
Oversea-Chinese Banking Corp., Ltd.	1,500	11,418
SWEDEN — 1.0%
Swedish Match AB	277	21,512
SWITZERLAND — 6.0%
Kuehne + Nagel International AG	21	4,770
Nestle SA	211	24,887
Novartis AG	226	21,387
Roche Holding AG	63	22,023
Schindler Holding AG	40	10,797
Swiss Life Holding AG	31	14,463
Swisscom AG	45	24,288
		122,615
UNITED KINGDOM — 1.0%
Direct Line Insurance Group PLC	3,228	14,076
Hikma Pharmaceuticals PLC	184	6,333
		20,409
UNITED STATES — 57.7%
AbbVie, Inc.	246	26,359
Accenture PLC Class A	48	12,538
Adobe, Inc. (a)	25	12,503
Allstate Corp.	251	27,592
Amgen, Inc.	82	18,853
Anthem, Inc.	29	9,312
AT&T, Inc.	319	9,175
AutoZone, Inc. (a)	10	11,854
Bristol-Myers Squibb Co.	312	19,353
Cadence Design Systems, Inc. (a)	117	15,962
Campbell Soup Co.	278	13,441
Cerner Corp.	138	10,830
Cigna Corp.	43	8,952
Cisco Systems, Inc.	524	23,449
Citrix Systems, Inc.	93	12,099
Clorox Co.	78	15,750
CMS Energy Corp.	87	5,308
Conagra Brands, Inc.	308	11,168
Costco Wholesale Corp.	35	13,187
Dollar General Corp.	112	23,554
Dominion Energy, Inc.	66	4,963

See accompanying notes to financial statements.
2

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
eBay, Inc.	405	$ 20,351
Electronic Arts, Inc.	189	27,140
Eli Lilly & Co.	146	24,651
Entergy Corp.	109	10,883
Equinix, Inc. REIT	16	11,427
Equity LifeStyle Properties, Inc. REIT	119	7,540
Eversource Energy	14	1,211
General Mills, Inc.	209	12,289
Gilead Sciences, Inc.	212	12,351
HCA Healthcare, Inc.	65	10,690
Hershey Co.	95	14,471
Hologic, Inc. (a)	112	8,157
Home Depot, Inc.	109	28,953
Humana, Inc.	17	6,975
International Business Machines Corp.	50	6,294
Johnson & Johnson	134	21,089
JPMorgan Chase & Co.	140	17,790
Kellogg Co.	295	18,358
Kimberly-Clark Corp.	173	23,326
Kroger Co.	696	22,105
Laboratory Corp. of America Holdings (a)	52	10,585
Lockheed Martin Corp.	50	17,749
McDonald's Corp.	94	20,171
Merck & Co., Inc.	244	19,959
Microsoft Corp.	94	20,907
Mondelez International, Inc. Class A	221	12,922
Motorola Solutions, Inc.	71	12,074
Newmont Corp.	370	22,159
NortonLifeLock, Inc.	749	15,564
Oracle Corp.	446	28,852
PACCAR, Inc.	115	9,922
PepsiCo, Inc.	199	29,512
Pfizer, Inc.	525	19,325
Philip Morris International, Inc.	230	19,042
Procter & Gamble Co.	219	30,472
Public Service Enterprise Group, Inc.	245	14,284
Public Storage REIT	31	7,159
QUALCOMM, Inc.	101	15,386
Quest Diagnostics, Inc.	86	10,249
Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	24	$ 11,595
Republic Services, Inc.	194	18,682
Sealed Air Corp.	232	10,623
Southern Co.	119	7,310
Target Corp.	200	35,306
Texas Instruments, Inc.	44	7,222
United Parcel Service, Inc. Class B	125	21,050
UnitedHealth Group, Inc.	27	9,468
Verizon Communications, Inc.	397	23,324
Viatris, Inc. (a)	65	1,218
Walmart, Inc.	205	29,551
Waste Management, Inc.	255	30,072
Western Union Co.	1,009	22,137
Xcel Energy, Inc.	157	10,467
		1,186,571
TOTAL COMMON STOCKS (Cost $1,783,212)		2,056,614

SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b) (c) (Cost $16,223)	16,220	16,223
TOTAL INVESTMENTS — 100.7% (Cost $1,799,435)		2,072,837
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(15,166)
NET ASSETS — 100.0%		$ 2,057,671
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,056,614	$—	$—	$2,056,614
Short-Term Investment	16,223	—	—	16,223
TOTAL INVESTMENTS	$2,072,837	$—	$—	$2,072,837
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Industry Breakdown as of December 31, 2020

% of Net Assets
Pharmaceuticals	10.5%
Diversified Telecommunication Services	9.1
Food & Staples Retailing	7.0
Food Products	5.2
Software	5.1
IT Services	4.4
Multiline Retail	4.3
Health Care Providers & Services	4.3
Insurance	3.8
Household Products	3.4
Biotechnology	3.4
Entertainment	2.9
Metals & Mining	2.9
Commercial Services & Supplies	2.7
Electric Utilities	2.6
Specialty Retail	2.0
Tobacco	2.0
Air Freight & Logistics	1.9
Beverages	1.9
Communications Equipment	1.7
Household Durables	1.6
Chemicals	1.5
Banks	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Multi-Utilities	1.2
Trading Companies & Distributors	1.1
Semiconductors & Semiconductor Equipment	1.1
Health Care Equipment & Supplies	1.1
Machinery	1.0
Internet & Direct Marketing Retail	1.0
Hotels, Restaurants & Leisure	1.0
Marine	0.9
Aerospace & Defense	0.9
Gas Utilities	0.8
Wireless Telecommunication Services	0.7
Health Care Technology	0.5
Containers & Packaging	0.5
Technology Hardware, Storage & Peripherals	0.5
Oil, Gas & Consumable Fuels	0.4
Media	0.3
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,623	$27,634	$111,211	$122,619	$(3)	$—	16,220	$16,223	$—
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$2,056,614
Investments in affiliated issuers, at value	16,223
Total Investments	2,072,837
Foreign currency, at value	7,748
Dividends receivable — unaffiliated issuers	1,838
Receivable from Adviser	442
Receivable for foreign taxes recoverable	4,239
TOTAL ASSETS	2,087,104
LIABILITIES
Payable for investments purchased	512
Payable for fund shares repurchased	28,477
Advisory fee payable	439
Trustees’ fees and expenses payable	5
TOTAL LIABILITIES	29,433
NET ASSETS	$2,057,671
NET ASSETS CONSIST OF:
Paid-in Capital	$1,773,487
Total distributable earnings (loss)	284,184
NET ASSETS	$2,057,671
NET ASSET VALUE PER SHARE
Net asset value per share	$ 10.65
Shares outstanding (unlimited amount authorized, no par value)	193,283
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,783,212
Investments in affiliated issuers	16,223
Total cost of investments	$1,799,435
Foreign currency, at cost	$ 7,532
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2020 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 27,371
Foreign taxes withheld	(1,323)
TOTAL INVESTMENT INCOME (LOSS)	26,048
EXPENSES
Advisory fee	2,713
Trustees’ fees and expenses	18
TOTAL EXPENSES	2,731
Expenses waived/reimbursed by the Adviser	(2,731)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 26,048
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,867
Investments — affiliated issuers	(3)
Foreign currency transactions	966
Net realized gain (loss)	27,830
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	174,205
Foreign currency translations	421
Net change in unrealized appreciation/depreciation	174,626
NET REALIZED AND UNREALIZED GAIN (LOSS)	202,456
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$228,504
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 26,048	$ 60,639
Net realized gain (loss)	27,830	11,267
Net change in unrealized appreciation/depreciation	174,626	(153,502)
Net increase (decrease) in net assets resulting from operations	228,504	(81,596)
Distributions to shareholders	(58,991)	(188,440)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	25,467	296,196
Reinvestment of distributions	58,991	188,440
Cost of shares redeemed	(285,307)	(415,467)
Net increase (decrease) in net assets from beneficial interest transactions	(200,849)	69,169
Net increase (decrease) in net assets during the period	(31,336)	(200,867)
Net assets at beginning of period	2,089,007	2,289,874
NET ASSETS AT END OF PERIOD	$2,057,671	$2,089,007
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,442	28,561
Reinvestment of distributions	5,607	17,400
Shares redeemed	(27,441)	(41,531)
Net increase (decrease) from share transactions	(19,392)	4,430
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Six Months Ended 12/31/20 (Unaudited)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16*- 6/30/16
Net asset value, beginning of period	$ 9.82	$ 11.00	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.13	0.28	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	1.01	(0.58)	0.39	0.36	1.21	0.74
Total from investment operations	1.14	(0.30)	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.31)	(0.39)	(0.74)	(0.38)	(0.28)	—
Net realized gains	—	(0.49)	(1.26)	(0.15)	(0.10)	—
Total distributions	(0.31)	(0.88)	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$10.65	$ 9.82	$ 11.00	$12.28	$12.03	$10.89
Total return (b)	11.63%(c)	(3.50)%	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,058	$2,089	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%(d)	—%	—%	—%	—%	—%(d)
Net investment income (loss)	2.40%(d)	2.66%	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	33%(c)	57%	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2020 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2020, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2022 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund, a separate series of State Street Institutional Investment Trust. This waiver may not be terminated prior to April 30, 2022 except with the approval of the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2021. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2021 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the Management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended December 31, 2020, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $2,731.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2020, are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2020, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$687,112	$876,528
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$1,810,478	$296,705	$34,346	$262,359
12

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

7.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of December 31, 2020.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2020 (Unaudited)

will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.
9.    Subsequent Events
The Portfolio is expected to be liquidated and terminated on or about May 14, 2021.
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SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
December 31, 2020 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$1,116.30	$0.00	$1,025.20	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
15

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2020 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted a liquidity risk management program ("the Program"). The Program’s principal objectives include assessing, managing and periodically reviewing the Portfolio’s liquidity risk, based on factors specific to the circumstances of the Portfolio. Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors’ interests in the Portfolio.
SSGA FM has been designated by the Board to administer the Portfolio’s Program. During the fiscal period, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period October 2019 through September 2020, including:
•	the Program supported the Portfolio’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of the Portfolio’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Portfolio’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to the liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2021 State Street Corporation -All Rights Reserved
SSITDISCEQTYAR

Item 2.	Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5.	Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6.	Investments.

(a)

The Schedule of Investments for the SPDR DoubleLine Total Return Tactical ETF is listed below. The Summary Schedule of Investments for this Fund as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.7%
ARGENTINA — 0.1%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$ 500,000	$ 410,330
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	450,000	386,374
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	1,150,000	987,401
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	2,000,000	1,763,360
Series REGS, 9.13%, 4/15/2029	150,000	133,109
		3,680,574
AUSTRALIA — 0.2%
Commonwealth Bank of Australia 3.90%, 7/12/2047 (a)	658,000	826,007
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,208,627
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	2,590,000	2,776,609
		4,811,243
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,405,000	1,992,726
BRAZIL — 0.2%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	1,500,000	1,637,685
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	200,000	205,162
CSN Islands XII Corp. Series REGS, 7.00%, 3/23/2021	2,100,000	2,079,987
CSN Resources SA 7.63%, 4/17/2026 (a)	800,000	861,656
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (a)	1,000,000	1,070,410
Itau Unibanco Holding SA VRN, 5 Year CMT + 3.22%, 4.63%, 2/27/2025 (a) (b)	200,000	196,868
Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Finance, Inc. 5.75%, 6/15/2025 (a)	$ 85,000	$ 87,784
		6,139,552
CANADA — 0.5%
Bank of Nova Scotia:
1.63%, 5/1/2023	1,485,000	1,527,738
3.40%, 2/11/2024	400,000	435,428
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	294,303
7.88%, 4/15/2027 (a)	350,000	321,804
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	1,945,000	2,034,859
Cenovus Energy, Inc. 5.38%, 7/15/2025	345,000	388,901
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	621,630
8.75%, 5/15/2025 (a)	505,000	527,074
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	405,000	412,201
3.75%, 8/1/2025 (a)	275,000	281,969
4.00%, 8/1/2028 (a)	585,000	590,207
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	225,000	231,347
Kronos Acquisition Holdings Inc. 1 Month USD LIBOR, Zero Coupon%, 12/17/2026 (b)	275,000	275,968
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	490,000	501,750
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a)	145,000	151,257
7.00%, 12/31/2027 (a)	120,000	125,515
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	512,638
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	421,955
MEG Energy Corp. 7.13%, 2/1/2027 (a)	460,000	475,396
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	520,000	561,943
Royal Bank of Canada Series GMTN, 2.55%, 7/16/2024	4,630,000	4,953,683
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	655,000	701,046
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	370,000	381,248

1

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 10/15/2027 (a)	$ 375,000	$ 392,085
Tervita Corp. 11.00%, 12/1/2025 (a)	395,000	425,210
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	155,000	161,116
		17,708,271
CAYMAN ISLANDS — 0.2%
Cosan Overseas, Ltd. 8.25%, 2/5/2021	4,314,000	4,432,678
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	544,031	485,488
		4,918,166
CHILE — 0.4%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	220,924
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	1,111,120
Series REGS, 5.00%, 7/14/2025	200,000	207,048
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	2,100,000	2,333,352
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,478,000	1,478,975
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	180,560	190,419
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,720,716
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	1,000,000	1,043,400
Latam Finance, Ltd. 7.00%, 3/1/2026 (a) (c)	2,700,000	1,364,445
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,700,000	1,791,528
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	300,000	331,785
Transelec SA Series REGS, 4.63%, 7/26/2023	450,000	488,925
		12,282,637
CHINA — 0.3%
Baidu, Inc.:
1.72%, 4/9/2026	400,000	407,504
3.43%, 4/7/2030	200,000	222,154
CNPC Global Capital, Ltd.:
1.13%, 6/23/2023	800,000	800,488
1.35%, 6/23/2025	200,000	199,880
Security Description	Principal Amount	Value
ENN Energy Holdings, Ltd. 3.25%, 7/24/2022	$ 200,000	$ 205,354
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	1,770,210
JD.com, Inc. 3.38%, 1/14/2030	1,800,000	1,958,148
Sinopec Group Overseas Development 2018, Ltd. 2.70%, 5/13/2030 (a)	900,000	935,514
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023	1,200,000	1,263,804
State Grid Overseas Investment 2016, Ltd.:
3.75%, 5/2/2023	200,000	213,198
Series EMTN, 1.00%, 8/5/2025	200,000	198,584
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (a)	2,100,000	2,158,170
		10,333,008
COLOMBIA — 0.1%
Banco de Bogota SA Series REGS, 5.38%, 2/19/2023	400,000	428,028
Bancolombia SA:
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	500,000	515,795
VRN, 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	800,000	841,112
Geopark, Ltd.:
Series REGS, 5.50%, 1/17/2027	500,000	500,850
Series REGS, 6.50%, 9/21/2024	700,000	725,704
Grupo Aval, Ltd.:
4.38%, 2/4/2030 (a)	300,000	319,731
Series REGS, 4.75%, 9/26/2022	600,000	628,812
		3,960,032
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It:
7.95%, 5/11/2026 (a)	2,200,000	2,298,494
Series REGS, 7.95%, 5/11/2026	1,200,000	1,253,724
Banco de Reservas de la Republica Dominicana:
7.00%, 2/1/2023 (a)	1,200,000	1,252,560
Series REGS, 7.00%, 2/1/2023	2,750,000	2,870,450
		7,675,228

2

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
FRANCE — 0.1%
Altice France SA 7.38%, 5/1/2026 (a)	$ 725,000	$ 762,599
Total Capital International SA 3.39%, 6/29/2060	1,685,000	1,916,485
		2,679,084
INDIA — 0.4%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,200,000	2,249,962
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	200,000	220,500
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a) (b)	900,000	959,004
ONGC Videsh Vankorneft Pte, Ltd.:
2.88%, 1/27/2022	200,000	202,852
3.75%, 7/27/2026	2,500,000	2,709,375
ONGC Videsh, Ltd. 3.75%, 5/7/2023	200,000	209,278
Reliance Industries, Ltd. Series REGS, 5.40%, 2/14/2022	2,700,000	2,829,924
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,044,344
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	3,800,000	2,716,886
		13,142,125
INDONESIA — 0.0% (d)
Medco Bell Pte, Ltd. 6.38%, 1/30/2027 (a)	600,000	612,582
IRELAND — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	300,000	313,878
Avolon Holdings Funding, Ltd. 3.25%, 2/15/2027 (a)	850,000	865,929
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	400,000	432,040
		1,611,847
ISRAEL — 0.0% (d)
Delek & Avner Tamar Bond, Ltd. 5.41%, 12/30/2025 (a)	340,000	352,845
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	678,360
		1,031,205
Security Description	Principal Amount	Value
JAMAICA — 0.0% (d)
Digicel Group 0.5, Ltd. PIK:
7.00%, 1/19/2021 (a)	$ 590,680	$ 162,437
8.00%, 4/1/2025 (a)	803,190	425,329
		587,766
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 0.97%, 3/2/2023 (b)	1,845,000	1,853,671
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 0.96%, 1/17/2023 (b)	1,504,000	1,512,558
		3,366,229
KUWAIT — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	1,400,000	1,575,714
LUXEMBOURG — 0.0% (d)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	245,652
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	437,439
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	212,890
		895,981
MALAYSIA — 0.1%
Gohl Capital, Ltd. 4.25%, 1/24/2027	900,000	953,734
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	2,900,000	2,955,999
Petronas Capital, Ltd. 3.50%, 4/21/2030 (a)	400,000	460,888
		4,370,621
MAURITIUS — 0.1%
UPL Corp., Ltd. 4.50%, 3/8/2028	1,300,000	1,379,326
MEXICO — 0.5%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,600,000	1,812,160
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	2,210,000	2,502,759
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (b)	500,000	501,910
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	2,000,000	2,159,140

3

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	$ 200,000	$ 213,130
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	1,800,000	1,960,416
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,438,665
Docuformas SAPI de CV 10.25%, 7/24/2024 (a)	1,400,000	1,281,224
Grupo Idesa SA de CV PIK, 10.13%, 5/22/2026 (a)	1,469,897	706,756
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (a)	1,000,000	1,045,610
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	477,865
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	2,983,500
		17,083,135
NETHERLANDS — 0.2%
Braskem Netherlands Finance BV VRN, 5 year CMT + 8.22%, 8.50%, 1/23/2081 (a) (b)	1,600,000	1,786,080
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	1,200,000	1,292,352
Series REGS, 5.63%, 8/10/2037	1,700,000	1,869,456
Nouryon Holding B.V. 8.00%, 10/1/2026 (a)	150,000	159,909
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	695,000	732,530
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,300,000	1,347,788
		7,188,115
PANAMA — 0.1%
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (a)	1,000,000	1,081,680
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	500,000	501,070
Global Bank Corp.:
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	1,400,000	1,534,960
Series REGS, 4.50%, 10/20/2021	200,000	205,096
Security Description	Principal Amount	Value
UEP Penonome II SA 6.50%, 10/1/2038 (a)	$ 850,000	$ 880,634
		4,203,440
PARAGUAY — 0.0% (d)
Banco Continental SAECA 2.75%, 12/10/2025 (a)	150,000	149,618
PERU — 0.2%
Banco BBVA Peru SA VRN, 5 year CMT + 2.75%, 5.25%, 9/22/2029 (b)	350,000	383,712
Banco de Credito del Peru:
5 year CMT + 3.00%, 3.13%, 7/1/2030 (b)	300,000	308,196
VRN, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	700,000	719,124
Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (b)	450,000	476,302
Banco Internacional del Peru SAA Interbank Series REGS, 3.38%, 1/18/2023	450,000	468,131
Banco Internacional del Peru SAA Interbank VRN, 1 year CMT + 3.71%, 4.00%, 7/8/2030 (b)	950,000	984,238
Hunt Oil Co. of Peru LLC Sucursal Del Peru Series REGS, 6.38%, 6/1/2028	600,000	655,770
Peru LNG S.r.l. Series REGS, 5.38%, 3/22/2030	1,900,000	1,677,700
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	200,000	210,300
		5,883,473
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	6,200,000	6,436,002
QATAR — 0.1%
Ooredoo International Finance, Ltd.:
Series REGS, 3.25%, 2/21/2023	1,700,000	1,777,928
Series REGS, 3.75%, 6/22/2026	200,000	223,862
		2,001,790
SAUDI ARABIA — 0.0% (d)
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (a)	200,000	204,426

4

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SINGAPORE — 0.5%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	$ 4,100,000	$ 4,130,750
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	545,745
Oversea-Chinese Banking Corp., Ltd.:
VRN, 5 year CMT + 1.58%, 1.83%, 9/10/2030 (a) (b)	700,000	710,241
Series REGS, 3 Month USD LIBOR + 0.45%, 0.67%, 5/17/2021 (b)	500,000	500,051
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	1,100,000	1,157,706
Temasek Financial I, Ltd. Co. 1.00%, 10/6/2030 (a)	2,900,000	2,833,764
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	1,800,000	1,865,250
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,062,360
		15,805,867
SOUTH KOREA — 0.1%
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	300,000	312,579
NongHyup Bank 1.25%, 7/20/2025 (a)	1,000,000	1,018,750
POSCO:
Series REGS, 2.38%, 11/12/2022	900,000	925,713
Series REGS, 2.38%, 1/17/2023	700,000	721,308
Series REGS, 2.75%, 7/15/2024	800,000	844,408
Woori Bank VRN, 5 year CMT + 2.66%, 4.25%, 10/4/2024 (b)	200,000	208,492
		4,031,250
SWITZERLAND — 0.0% (d)
Syngenta Finance NV 4.38%, 3/28/2042	200,000	194,854
THAILAND — 0.0% (d)
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (a)	200,000	209,290
Security Description	Principal Amount	Value
UNITED KINGDOM — 0.2%
Avation Capital SA 6.50%, 5/15/2021 (a)	$ 260,000	$ 190,497
BAT Capital Corp. 2.73%, 3/25/2031	3,935,000	4,073,630
CK Hutchison International 20, Ltd. 2.50%, 5/8/2030 (a)	1,000,000	1,054,210
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	654,015
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	200,000	221,462
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	605,000	629,878
		6,823,692
UNITED STATES — 9.3%
AbbVie, Inc. 3.85%, 6/15/2024	1,820,000	2,004,457
Academy, Ltd. 6.00%, 11/15/2027 (a)	385,000	404,215
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	730,000	773,625
Activision Blizzard, Inc. 2.50%, 9/15/2050	2,140,000	2,076,720
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	389,651
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,456,077
Air Lease Corp. 3.25%, 3/1/2025	1,965,000	2,097,028
Air Methods Corp. 8.00%, 5/15/2025 (a)	358,000	301,225
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 3/15/2029 (a)	385,000	389,354
4.63%, 1/15/2027 (a)	610,000	648,143
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,535,000	2,526,584
Alliance Laundry Systems LLC 1 Month USD LIBOR, 4.25%, 10/8/2027 (b)	120,000	120,161
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	390,000	416,512
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	355,000	378,359
9.75%, 7/15/2027 (a)	680,000	738,725

5

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	$ 360,000	$ 368,280
Alphabet, Inc. 2.25%, 8/15/2060	1,900,000	1,827,762
Amazon.com, Inc. 2.80%, 8/22/2024	1,545,000	1,674,069
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	325,000	336,502
Amgen, Inc. 2.45%, 2/21/2030	1,795,000	1,928,189
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	294,831
Anthem, Inc. 3.30%, 1/15/2023	1,862,000	1,970,908
Apache Corp.:
4.38%, 10/15/2028	355,000	368,774
4.63%, 11/15/2025	200,000	210,620
Apple, Inc. 1.25%, 8/20/2030	4,005,000	4,000,755
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	430,000	459,571
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	130,000	131,685
Arconic Corp.:
6.00%, 5/15/2025 (a)	170,000	181,684
6.13%, 2/15/2028 (a)	775,000	835,651
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,667,000	1,880,759
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	107,000	111,775
4.75%, 3/1/2030	357,000	381,794
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	1,061,271
Asplundh Tree Expert, LLC Senior Secured Term Loan B, 1 Month USD LIBOR, 2.65%, 9/7/2027 (b)	578,550	581,263
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	60,000	62,564
7.00%, 8/15/2025 (a)	952,000	987,757
Astoria Energy LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR, 4.50%, 12/10/2027 (b)	175,000	174,234
AT&T, Inc.:
2.25%, 2/1/2032	1,935,000	1,960,155
3.30%, 2/1/2052	950,000	942,580
Austin BidCo, Inc. 7.13%, 12/15/2028 (a)	120,000	125,404
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	720,000	765,907
Avaya, Inc.:
6.13%, 9/15/2028 (a)	405,000	432,491
Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan B, 1 Month USD LIBOR, 4.41%, 12/15/2027 (b)	$ 292,231	$ 292,838
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	655,000	695,990
B&G Foods, Inc.:
5.25%, 4/1/2025	305,000	315,065
5.25%, 9/15/2027	240,000	254,719
1 Month USD LIBOR, Zero Coupon%, 10/10/2026 (b)	100,000	100,089
Bally's Corp. 6.75%, 6/1/2027 (a)	740,000	795,803
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	150,000	161,978
Bank of America Corp. Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	2,960,000	2,995,076
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (a)	390,000	408,856
6.25%, 2/15/2029 (a)	300,000	325,554
7.00%, 3/15/2024 (a)	240,000	246,799
7.00%, 1/15/2028 (a)	730,000	801,255
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	610,000	624,359
Becton Dickinson and Co. 2.89%, 6/6/2022	2,874,000	2,966,399
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	30,000	31,940
Boeing Co. 2.95%, 2/1/2030	2,035,000	2,104,353
Boston Properties L.P. 3.65%, 2/1/2026	3,500,000	3,990,980
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	37,977
Boyd Gaming Corp. 4.75%, 12/1/2027	615,000	638,376
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,170,404
Broadcom, Inc. 3.15%, 11/15/2025	1,870,000	2,042,133
Brown & Brown, Inc. 2.38%, 3/15/2031	1,390,000	1,445,795
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	400,000	432,872
6.75%, 6/1/2027 (a)	184,000	199,631
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	745,000	775,739

6

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	$ 210,000	$ 215,576
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	300,000	301,839
5.63%, 9/15/2028 (a)	200,000	208,730
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	276,777
4.63%, 2/1/2029 (a)	205,000	210,410
5.13%, 3/15/2028 (a)	165,000	173,753
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	130,538
Carnival Corp. 11.50%, 4/1/2023 (a)	165,000	190,740
Carrier Global Corp. 3.58%, 4/5/2050	880,000	984,262
Carvana Co. 5.63%, 10/1/2025 (a)	165,000	169,363
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	175,000	170,401
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	655,000	691,438
Caterpillar, Inc. 3.40%, 5/15/2024	3,616,000	3,949,251
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	370,000	394,302
4.75%, 3/1/2030 (a)	755,000	814,728
5.00%, 2/1/2028 (a)	195,000	205,906
CDK Global, Inc. 5.88%, 6/15/2026	200,000	209,682
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	442,590
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	355,000	331,726
Centene Corp.:
3.00%, 10/15/2030	210,000	221,930
4.25%, 12/15/2027	460,000	489,601
Century Communities, Inc. 6.75%, 6/1/2027	360,000	384,091
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	355,000	364,741
5.13%, 12/15/2026 (a)	390,000	411,594
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	370,000	388,352
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	2,540,000	2,536,647
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	750,000	770,850
5.63%, 10/1/2026	455,000	474,624
Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc. 6.00%, 1/15/2029 (a)	$ 215,000	$ 232,067
Cigna Corp.:
4.90%, 12/15/2048	1,445,000	1,984,924
3 Month USD LIBOR + 0.89%, 1.13%, 7/15/2023 (b)	1,665,000	1,684,048
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,852,096
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	440,000	472,023
8.50%, 5/15/2027 (a)	225,000	244,112
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	460,000	485,682
5.13%, 7/15/2029 (a)	145,000	158,552
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	250,000	253,410
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	401,528
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	510,000	522,056
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	440,000	468,499
Comcast Corp. 4.70%, 10/15/2048	1,455,000	2,020,195
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	230,000	227,171
CommScope, Inc.:
5.50%, 3/1/2024 (a)	445,000	458,572
6.00%, 3/1/2026 (a)	145,000	152,631
Consolidated Communications, Inc. 1 Month USD LIBOR, 5.75%, 10/2/2027 (b)	94,763	95,371
Constellation Brands, Inc.:
2.88%, 5/1/2030	375,000	410,989
3.15%, 8/1/2029	1,380,000	1,536,382
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	410,111
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	440,000	467,865
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	505,000	509,767
Credit Acceptance Corp. 6.63%, 3/15/2026	590,000	628,291

7

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023	$ 400,000	$ 421,148
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,901,315
CSC Holdings LLC:
4.63%, 12/1/2030 (a)	800,000	836,736
5.75%, 1/15/2030 (a)	810,000	887,817
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	622,776
CSX Corp. 3.35%, 9/15/2049	1,735,000	1,995,441
CVS Health Corp. 3.70%, 3/9/2023	479,000	512,286
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	337,217
Dana, Inc.:
5.38%, 11/15/2027	125,000	132,643
5.63%, 6/15/2028	300,000	323,376
DaVita, Inc. 4.63%, 6/1/2030 (a)	225,000	239,265
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	295,000	310,470
Delta Air Lines, Inc. 7.00%, 5/1/2025 (a)	130,000	150,569
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.75%, 10/20/2028 (a)	215,000	234,767
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	385,000	312,851
Discover Financial Services 4.10%, 2/9/2027	1,635,000	1,890,289
DISH DBS Corp. 5.88%, 11/15/2024	380,000	398,240
Dollar General Corp. 3.50%, 4/3/2030	1,550,000	1,784,251
Dollar Tree, Inc. 4.00%, 5/15/2025	1,753,000	1,978,769
Duke Energy Corp. 2.65%, 9/1/2026	2,725,000	2,969,187
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	268,000	301,856
DuPont de Nemours, Inc. 5.42%, 11/15/2048	700,000	1,012,830
Embarq Corp. 8.00%, 6/1/2036	370,000	456,166
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	295,000	305,399
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	193,815
4.63%, 4/1/2031	455,000	482,455
Security Description	Principal Amount	Value
4.75%, 2/1/2030	$ 60,000	$ 64,220
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	240,000	257,162
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	525,000	583,359
Energy Transfer Operating L.P. 4.75%, 1/15/2026	955,000	1,081,471
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,805,000	2,022,069
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	225,000	140,580
EQM Midstream Partners L.P. A, 6.50%, 7/1/2027 (a)	135,000	151,871
EQT Corp. 7.88%, 2/1/2025	320,000	365,181
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	515,000	527,757
Essential Utilities, Inc. 3.35%, 4/15/2050	1,885,000	2,101,417
ExGen Renewables IV, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR, 3.75%, 12/15/2027 (b)	215,000	215,323
Expedia Group, Inc. 3.80%, 2/15/2028	2,315,000	2,475,453
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	158,490
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a) (c)	155,000	27,432
Exxon Mobil Corp. 2.99%, 3/19/2025	1,260,000	1,379,511
FedEx Corp. 4.75%, 11/15/2045	815,000	1,063,070
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	485,000	516,971
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	635,000	645,630
Ford Motor Co.:
7.45%, 7/16/2031	430,000	551,200
9.00%, 4/22/2025	175,000	214,592
Ford Motor Credit Co. LLC:
3.38%, 11/13/2025	735,000	750,994
Series GMTN, 4.39%, 1/8/2026	600,000	631,200
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	200,000	220,340
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	736,727
Frontier Communications Corp.:
5.00%, 5/1/2028 (a)	250,000	260,418

8

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 10/15/2027 (a)	$ 125,000	$ 134,623
6.75%, 5/1/2029 (a)	150,000	160,464
1 Month USD LIBOR, 5.75%, 10/8/2021 (b)	140,000	141,051
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	405,000	426,635
GCI LLC 4.75%, 10/15/2028 (a)	360,000	384,390
General Electric Co.:
Series GMTN, 6.88%, 1/10/2039	540,000	795,091
Series MTN, 5.88%, 1/14/2038	850,000	1,152,999
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	136,306
3 Month USD LIBOR + 0.99%, 1.23%, 1/5/2023 (b)	3,236,000	3,237,618
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,717,806
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	475,000	508,635
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	337,434
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	740,000	733,710
8.75%, 10/1/2025 (a)	150,000	154,883
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 1.39%, 5/15/2026 (b)	3,790,000	3,861,745
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	195,000	197,069
Granite Holdings US Acquisition Co. 1 Month USD LIBOR, 5.50%, 9/30/2026 (b)	364,078	364,988
Gray Television, Inc. 7.00%, 5/15/2027 (a)	575,000	629,470
Griffon Corp. 5.75%, 3/1/2028	960,000	1,019,597
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	130,000	133,870
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	235,897
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	310,000	123,960
Halliburton Co. 2.92%, 3/1/2030	977,000	1,035,454
HCA, Inc.:
4.13%, 6/15/2029	870,000	1,010,026
5.38%, 9/1/2026	965,000	1,107,936
Security Description	Principal Amount	Value
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	$ 365,000	$ 381,151
5.63%, 2/15/2026 (a)	455,000	474,629
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	321,546
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	470,137
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	540,000	552,425
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	295,000	291,218
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	295,000	312,199
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	25,000	26,711
5.75%, 5/1/2028 (a)	25,000	27,296
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	2,036,520
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	730,000	784,640
Hyundai Capital America 3.00%, 2/10/2027 (a)	1,920,000	2,047,392
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	604,200
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	412,285
6.25%, 5/15/2026	715,000	758,000
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	300,000	316,146
8.38%, 5/1/2027	75,000	79,989
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	345,000	381,228
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	265,000	271,625
Ingevity Corp. 3.88%, 11/1/2028 (a)	230,000	231,127
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	462,549
Intel Corp. 3.10%, 2/15/2060	895,000	966,546
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	575,000	595,125
7.00%, 6/15/2025 (a)	250,000	272,765
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	185,000	195,149
REIT, 4.50%, 2/15/2031 (a)	260,000	271,323

9

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
iStar, Inc. 4.75%, 10/1/2024	$ 305,000	$ 309,737
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	175,000	188,333
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 1/15/2030 (a)	190,000	218,103
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	610,000	625,512
Juniper Networks, Inc. 1.20%, 12/10/2025	1,970,000	1,993,364
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	812,444
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	85,000	85,060
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	430,000	518,047
5.20%, 7/15/2045	1,195,000	1,415,908
Kraton Polymers LLC/Kraton Polymers Capital Corp.:
4.25%, 12/15/2025 (a)	575,000	586,655
7.00%, 4/15/2025 (a)	450,000	473,625
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	497,776
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,561,000	3,937,683
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	200,000	207,508
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	230,000	241,509
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	410,000	414,686
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	300,000	308,844
4.63%, 9/15/2027 (a)	460,000	479,062
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a)	285,000	284,211
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	415,000	426,533
Live Nation Entertainment, Inc.:
5.63%, 3/15/2026 (a)	960,000	988,051
6.50%, 5/15/2027 (a)	185,000	206,976
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	175,000	183,248
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	555,000	535,297
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	386,736
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	647,906
Security Description	Principal Amount	Value
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	$ 1,885,000	$ 2,049,353
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	165,000	172,998
5.00%, 12/15/2027 (a)	775,000	824,158
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	735,000	824,310
MGM Resorts International:
5.75%, 6/15/2025	453,000	500,982
6.75%, 5/1/2025	420,000	454,482
Micron Technology, Inc. 2.50%, 4/24/2023	1,915,000	1,996,981
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	425,000	458,864
Mirion Technologies, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR, 4.27%, 3/6/2026 (b)	69,822	69,855
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	913,963
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,710,000	3,991,478
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	261,555
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (a)	650,000	638,014
MPLX L.P. 1.75%, 3/1/2026	1,015,000	1,049,784
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	303,622
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	213,674
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	410,000	433,956
6.00%, 1/15/2027 (a)	65,000	69,158
Navient Corp.:
5.00%, 3/15/2027	285,000	287,705
6.50%, 6/15/2022	895,000	944,485
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	585,000	539,440
5.88%, 3/15/2026 (a)	160,000	167,914
NetApp, Inc. 1.88%, 6/22/2025	965,000	1,009,506
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	282,636

10

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/15/2025	$ 410,000	$ 470,684
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	310,000	333,331
NextEra Energy Capital Holdings, Inc. 2.75%, 5/1/2025	1,975,000	2,137,740
NFP Corp.:
6.88%, 8/15/2028 (a)	360,000	384,451
7.00%, 5/15/2025 (a)	50,000	53,995
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	250,000	153,635
Novelis Corp. 4.75%, 1/30/2030 (a)	235,000	253,252
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	545,000	560,925
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	551,325
Nuveen Finance LLC 4.13%, 11/1/2024 (a)	3,045,000	3,428,061
Occidental Petroleum Corp.:
3.50%, 8/15/2029	695,000	635,661
6.13%, 1/1/2031	540,000	578,065
6.63%, 9/1/2030	605,000	656,588
8.00%, 7/15/2025	255,000	290,121
Omnicom Group, Inc. 2.45%, 4/30/2030	1,770,000	1,881,988
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	279,130
7.13%, 3/15/2026	324,000	380,486
Oracle Corp. 3.60%, 4/1/2050	1,780,000	2,077,901
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	585,000	617,116
7.38%, 6/1/2025 (a)	65,000	69,020
Ovintiv Exploration, Inc. 5.63%, 7/1/2024	315,000	337,091
Pacific Gas & Electric Co. 2.50%, 2/1/2031	980,000	980,363
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	705,000	676,638
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	595,000	651,471
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	600,000	633,570
PBF Holding Co. LLC/PBF Finance Corp. Series WI, 6.00%, 2/15/2028	235,000	134,406
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	388,000	286,662
Security Description	Principal Amount	Value
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	$ 620,000	$ 647,900
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	515,000	543,989
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	777,046
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	575,000	606,550
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	307,000	314,921
7.13%, 3/15/2023 (a)	380,000	380,015
PG&E Corp. 5.00%, 7/1/2028	560,000	598,282
Pike Corp. 5.50%, 9/1/2028 (a)	385,000	405,517
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	440,000	477,026
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	530,000	557,480
5.50%, 12/15/2029 (a)	140,000	152,739
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	225,000	224,057
6.25%, 1/15/2028 (a)	330,000	354,014
Providence Service Corp. 5.88%, 11/15/2025 (a)	260,000	274,947
QEP Resources, Inc. 5.25%, 5/1/2023	755,000	796,298
Rackspace Technology Global, Inc. 5.38%, 12/1/2028 (a)	35,000	36,660
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	300,000	309,357
6.50%, 9/15/2028 (a)	115,000	121,494
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	440,000	494,331
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	295,000	311,603
Realogy Group LLC/Realogy Co-Issuer Corp. 7.63%, 6/15/2025 (a)	285,000	309,088
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	600,000	632,796
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027 (a)	230,000	235,837
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	0	0
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,795,826

11

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Royalty Pharma PLC 3.30%, 9/2/2040 (a)	$ 2,015,000	$ 2,121,614
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	455,000	475,393
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,752,582
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	210,000	250,316
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,970,000	2,068,894
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	503,500
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	598,177
8.25%, 3/15/2026 (a)	225,000	242,314
Scotts Miracle-Gro Co 4.50%, 10/15/2029	440,000	473,475
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	140,000	145,663
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	292,558
Seagate HDD Cayman 3.38%, 7/15/2031 (a)	195,000	195,400
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	638,898
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	924,896
Silgan Holdings, Inc. 4.13%, 2/1/2028	570,000	592,800
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	510,000	542,803
5.50%, 7/1/2029 (a)	340,000	374,840
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	710,000	710,710
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	235,000	254,966
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,801,683
Southern Co. Series A, 3.70%, 4/30/2030	1,705,000	1,977,561
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	397,510
Springleaf Finance Corp. 6.63%, 1/15/2028	125,000	148,879
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,675,041
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,582,992
Staples, Inc.:
7.50%, 4/15/2026 (a)	330,000	344,279
10.75%, 4/15/2027 (a)	150,000	149,085
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	171,000	183,825
Security Description	Principal Amount	Value
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	$ 815,000	$ 808,333
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029 (a)	150,000	155,909
6.00%, 4/15/2027	300,000	318,738
5.50%, 2/15/2026	570,000	586,547
Switch, Ltd. 3.75%, 9/15/2028 (a)	220,000	223,931
Sysco Corp.:
3.25%, 7/15/2027	885,000	987,642
3.30%, 2/15/2050	960,000	1,002,749
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031 (a)	650,000	707,557
6.50%, 7/15/2027	200,000	217,212
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	855,000	882,180
Tempur Sealy International, Inc. 5.50%, 6/15/2026	937,000	972,259
Tenet Healthcare Corp.:
4.88%, 1/1/2026 (a)	545,000	569,530
5.13%, 11/1/2027 (a)	230,000	243,818
6.13%, 10/1/2028 (a)	695,000	723,648
6.25%, 2/1/2027 (a)	610,000	643,050
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	171,652
Textron, Inc. 2.45%, 3/15/2031	2,910,000	2,988,133
T-Mobile USA, Inc. 3.88%, 4/15/2030 (a)	2,585,000	2,988,493
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (e)	35,000	36,617
TransDigm, Inc.:
5.50%, 11/15/2027	360,000	378,673
6.25%, 3/15/2026 (a)	675,000	719,307
6.38%, 6/15/2026	430,000	445,093
8.00%, 12/15/2025 (a)	90,000	99,347
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	585,000	531,970
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	300,000	281,622
Transocean, Inc. 11.50%, 1/30/2027 (a)	141,000	102,104
TRI Pointe Group, Inc. 5.70%, 6/15/2028	410,000	463,312
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	418,487
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	158,261
7.75%, 8/15/2025	282,000	258,287

12

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	$ 210,000	$ 231,697
8.00%, 11/1/2026 (a)	385,000	420,108
Union Pacific Corp. 2.97%, 9/16/2062 (a)	1,590,000	1,666,908
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	370,000	386,746
United Rentals North America, Inc.:
3.88%, 2/15/2031	65,000	68,301
4.00%, 7/15/2030	360,000	379,544
5.25%, 1/15/2030	40,000	44,553
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	355,000	381,167
Upjohn, Inc. 1.65%, 6/22/2025 (a)	540,000	558,252
US Foods, Inc. 6.25%, 4/15/2025 (a)	35,000	37,398
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	952,611
Valero Energy Corp. 2.85%, 4/15/2025	1,260,000	1,344,294
Verizon Communications, Inc. 1.75%, 1/20/2031	3,165,000	3,153,226
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	826,112
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a)	700,000	740,684
ViaSat, Inc. 6.50%, 7/15/2028 (a)	440,000	475,732
VICI Properties L.P./VICI Note Co., Inc.:
REIT, 3.75%, 2/15/2027 (a)	70,000	71,559
REIT, 4.13%, 8/15/2030 (a)	315,000	332,347
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	955,000	933,923
13.00%, 5/15/2025 (a)	125,000	149,875
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	170,000	136,784
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	381,443
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	405,931
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	382,339
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,000	10,914
Wells Fargo & Co.:
3.07%, 1/24/2023	2,000,000	2,056,140
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	$ 1,745,000	$ 1,978,289
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	670,000	689,631
Western Midstream Operating L.P.:
4.10%, 2/1/2025	380,000	390,268
5.05%, 2/1/2030	395,000	440,812
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	215,000	145,598
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	510,472
Williams Cos., Inc. 3.75%, 6/15/2027	990,000	1,132,184
Willis North America, Inc. 3.88%, 9/15/2049	1,615,000	1,977,196
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	290,000	274,444
WPX Energy, Inc.:
4.50%, 1/15/2030	245,000	259,842
5.25%, 10/15/2027	435,000	460,965
5.88%, 6/15/2028	315,000	343,319
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	675,000	717,741
WRKCo, Inc. 3.75%, 3/15/2025	1,785,000	1,989,936
Wyndham Hotels & Resorts, Inc. Series REGS, 4.38%, 8/15/2028 (a)	380,000	395,002
XHR L.P. 6.38%, 8/15/2025 (a)	265,000	280,007
Yum! Brands, Inc.:
3.63%, 3/15/2031	350,000	354,771
4.75%, 1/15/2030 (a)	375,000	410,775
7.75%, 4/1/2025 (a)	170,000	188,297
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	455,000	457,339
6.13%, 3/1/2028 (a)	215,000	227,842
		304,785,354
TOTAL CORPORATE BONDS & NOTES (Cost $456,833,351)		479,754,223
ASSET-BACKED SECURITIES — 3.3%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,825,687	1,726,005
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 0.40%, 10/25/2024 (b)	940,180	920,438

13

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2, Class A2C, ABS, 1 mo. USD LIBOR + .280%, 0.43%, 2/25/2037 (b)	$ 3,266,330	$ 1,840,627
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 0.32%, 1/25/2037 (b)	24,592,018	21,011,421
Bain Capital Credit CLO, Ltd. Series 2020-5A, Class D, ABS, 3 Month USD LIBOR + 3.55%, 0.00%, 1/20/2032 (a) (b)	2,500,000	2,500,000
CAL Funding IV, Ltd. Series 2020-1A, Class A, ABS, 2.22%, 9/25/2045 (a)	1,957,500	1,979,141
CIFC Funding, Ltd. Series 2013-1A, Class CR, ABS, 3 Month USD LIBOR + 3.55%, 3.78%, 7/16/2030 (a) (b)	1,000,000	977,800
CLI Funding VI LLC Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,262,877	1,279,532
CLNC, Ltd. Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.25%, 1.40%, 8/20/2035 (a) (b)	3,527,000	3,501,609
Dryden 33 Senior Loan Fund Series 2014-33A, Class DR3, ABS, 3 Month USD LIBOR + 3.65%, 3.89%, 4/15/2029 (a) (b)	2,000,000	2,000,000
DT Auto Owner Trust Series 2019-2A, Class A, 2.85%, 9/15/2022 (a)	66,429	66,480
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + .14%, 0.29%, 3/25/2037 (b)	11,601,237	7,271,355
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97, 10/19/2037 (a)	2,000,000	1,965,829
Series 2020-SFR2, Class E, 2.67, 10/19/2037 (a)	2,000,000	1,987,459
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (f)	1,443,882	1,318,942
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,233,368	1,394,445
Security Description	Principal Amount	Value
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	$ 2,632,494	$ 2,541,412
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.66%, 5/15/2036 (a) (b)	3,382,000	3,352,692
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	514,259	518,439
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1, 2.82%, 2/15/2068 (a)	126,177	126,398
Octagon Investment Parteners, Ltd. Series 2019-4A, Class D, ABS, LIBOR + 3.75%, 3.96%, 5/12/2031 (a) (b)	4,000,000	3,955,200
Octagon Investment Partners 49, Ltd. Series 2020-5A, Class D, ABS, 1 Month USD LIBOR + 3.40%, 1.00%, 1/15/2033 (a) (b) (e)	2,500,000	2,500,000
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, ABS, 3.10%, 6/27/2060 (a) (f)	4,345,502	4,354,999
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,352,786	1,309,645
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D, ABS, 1 Month USD LIBOR + 3.65%, 0.00%, 1/25/2032 (a) (b)	2,000,000	2,000,000
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	628,763	611,677
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 0.32%, 12/25/2036 (b)	1,536,815	1,505,459
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,300,000	1,312,980
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, 1 Month USD LIBOR + 1.45%, 1.60%, 10/15/2034 (a) (b)	3,527,000	3,507,249

14

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Upstart Securitization Trust Series 2020-1, Class A, ABS, 2.32%, 4/22/2030 (a)	$ 1,243,727	$ 1,251,066
Vericrest Opportunity Loan Trust:
Series 2019-NPL2, Class A1, 3.97, 2/25/2049 (a) (f)	929,300	931,392
Series 2020-NPL5, Class A1A, ABS, 2.98, 3/25/2050 (a) (f)	455,626	456,050
VOLT LXXX LLC Series 2019-NPL6, Class A1A, ABS, 3.23%, 10/25/2049 (a) (f)	1,733,529	1,735,973
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (f)	4,867,188	4,881,126
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, ABS, 3.23%, 1/25/2050 (a) (f)	5,920,927	5,937,533
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, ABS, 2.98%, 3/25/2050 (a) (f)	12,740,069	12,754,359
TOTAL ASSET-BACKED SECURITIES (Cost $106,408,157)		107,284,732
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
BRAZIL — 0.1%
Brazilian Government International Bond 2.88%, 6/6/2025	2,600,000	2,709,122
COLOMBIA — 0.1%
Colombia Government International Bond 2.63%, 3/15/2023	2,400,000	2,480,712
INDONESIA — 0.0% (d)
Indonesia Government International Bond Series REGS, 3.38%, 4/15/2023	400,000	424,036
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,433,880
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 1/23/2026	600,000	640,320
2.78%, 1/23/2031	2,350,000	2,585,494
		3,225,814
Security Description	Principal Amount	Value
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 6/10/2031	$ 1,450,000	$ 1,472,417
2.46%, 5/5/2030	800,000	862,704
2.95%, 5/5/2045	600,000	634,656
		2,969,777
QATAR — 0.1%
Qatar Government International Bond:
Series REGS, 3.38%, 3/14/2024	1,800,000	1,952,298
Series REGS, 3.88%, 4/23/2023	800,000	860,200
		2,812,498
SAUDI ARABIA — 0.1%
Saudi Government International Bond:
Series 144A, 2.90%, 10/22/2025 (a)	1,800,000	1,940,040
Series REGS, 2.38%, 10/26/2021	1,900,000	1,928,709
Series REGS, 2.88%, 3/4/2023	1,000,000	1,045,860
		4,914,609
SOUTH KOREA — 0.0% (d)
Korea Electric Power Corp. Series 144A, 1.13%, 6/15/2025 (a)	700,000	710,864
THAILAND — 0.0% (d)
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.90%, 1.12%, 11/20/2023 (b)	420,000	421,058
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond:
Series 144A, 0.75%, 9/2/2023 (a)	800,000	802,080
Series 144A, 2.50%, 4/16/2025 (a)	500,000	534,355
Series 144A, 3.13%, 4/16/2030 (a)	700,000	791,000
		2,127,435
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,076,427)		27,229,805

15

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (d)
UNITED STATES — 0.0% (d)
Foresight Energy (g) (h)	572	$ 9,789
Tapstone Energy Holdings (g) (h)	5,920	—
		9,789
TOTAL COMMON STOCKS (Cost $1,913)		9,789
	Principal Amount
SENIOR FLOATING RATE LOANS — 3.1%
ADVERTISING SERVICES — 0.0% (d)
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 12/17/2026 (b)	$ 460,350	461,863
AEROSPACE & DEFENSE — 0.1%
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.75%, 4/6/2026 (b)	257,433	245,991
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.75%, 4/6/2026 (b)	478,824	457,543
TransDigm, Inc. Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 2.40%, 5/30/2025 (b)	1,126,222	1,106,457
		1,809,991
AIRLINES — 0.0% (d)
American Airlines, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 1.90%, 1/29/2027 (b)	145,000	125,425
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 6/25/2027 (b)	505,000	527,000
	Principal Amount	Value
SkyMiles IP Ltd. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 10/20/2027 (b)	$ 215,000	$ 223,466
		875,891
AUTO COMPONENTS — 0.0% (d)
Clarios Global LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 4/30/2026 (b)	606,366	605,481
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.50%, 3/20/2025 (b)	516,710	508,830
		1,114,311
BROADCAST SERV/PROGRAM — 0.0% (d)
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.50%, 2.65%, 5/1/2026 (b)	1,217,669	1,207,392
BUILDING PRODUCTS — 0.0% (d)
Cornerstone Building Brands, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 4/12/2025 (b)	179,026	179,083
CP Atlas Buyer, Inc.:
Senior Secured 2020 Delayed Draw Term Loan B2, 3 Month USD LIBOR + 4.50%, 5.25%, 11/23/2027 (b)	126,250	126,676
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 4.50%, 5.25%, 11/23/2027 (b)	378,750	380,028
		685,787

16

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
CASINO SERVICES — 0.0% (d)
Stars Group Holdings B.V. (The) Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 3.75%, 7/10/2025 (b)	$ 321,803	$ 323,324
CHEMICALS — 0.1%
Avantor Funding, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.25%, 3.25%, 11/21/2024 (b)	128,712	129,061
Diamond (BC) B.V. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 3.21%, 9/6/2024 (b)	579,031	572,036
Illuminate Buyer, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 4.15%, 6/30/2027 (b)	693,262	694,562
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3/1/2026 (i)	141,448	140,618
Solenis Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 4.23%, 6/26/2025 (b)	629,713	629,870
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 10/1/2025 (b)	579,912	575,200
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 10/28/2024 (i)	214,502	204,627
		2,945,974
COMMERCIAL SERVICES — 0.0% (d)
IRI Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 4.40%, 12/1/2025 (b)	387,038	383,651
	Principal Amount	Value
Mavis Tire Express Services Corp. Senior Secured 2020 Add-On Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 3/20/2025 (b)	$ 130,000	$ 131,056
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 2/5/2026 (b)	741,793	732,706
		1,247,413
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 7/10/2026 (b)	1,014,750	1,011,954
Aramark Services, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 1.75%, 1.90%, 1/15/2027 (b)	312,638	309,561
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 6.65%, 8/4/2025 (b)	385,152	388,907
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 3.15%, 11/3/2023 (b)	400,323	396,902
Senior Secured 2020 Term Loan B8, 12/23/2026 (i)	315,000	312,244
Dealer Tire, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 12/12/2025 (b)	44,550	44,364
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 3.71%, 7/24/2026 (b)	271,978	269,316
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 3.00%, 3.50%, 5/30/2025 (b)	319,103	319,876

17

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Packaging Coordnatrs Midco, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 9/25/2027 (b)	$ 155,000	$ 155,388
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.25%, 9/23/2026 (b)	541,962	546,111
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 10/1/2025 (b)	2,063,939	2,063,516
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.65%, 8/27/2025 (b)	1,217,479	1,219,305
		7,037,444
COMMUNICATIONS SOFTWARE — 0.0% (d)
Ancestry.com, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR , 12/6/2027 (i)	500,000	501,625
CONSTRUCTION & ENGINEERING — 0.0% (d)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 6/21/2024 (b)	396,444	387,451
CONSTRUCTION MATERIALS — 0.0% (d)
Forterra Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023 (b)	98,349	98,616
	Principal Amount	Value
CONSUMER FINANCE — 0.0% (d)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/1/2027 (b)	$ 139,300	$ 139,300
CONTAINERS & PACKAGING — 0.1%
Charter NEX US, Inc. Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.25%, 5.00%, 12/1/2027 (b)	305,000	306,944
Graham Packaging Company, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 8/4/2027 (b)	626,983	630,002
Reynolds Group Holdings, Inc.:
Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 3.25%, 3.40%, 2/5/2026 (b)	360,000	357,930
Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 2.90%, 2/5/2023 (b)	340,501	339,650
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.00%, 10/17/2024 (b)	503,702	498,388
		2,132,914
CONTAINERS-PAPER/PLASTIC — 0.0% (d)
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 12/29/2023 (b)	518,912	517,290
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 7/12/2024 (b)	1,222,365	1,219,004

18

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Mister Car Wash Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 5/14/2026 (b)	$ 460,328	$ 450,258
		1,669,262
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027 (b)	905,637	910,876
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 7/21/2025 (b)	392,000	386,855
UFC Holdings LLC Senior Secured 2019 Term Loan, 6 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026 (b)	1,396,828	1,394,753
		2,692,484
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 2.40%, 3/15/2027 (b)	893,233	885,194
Intelsat Jackson Holdings S.A.:
Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 4.75%, 8.00%, 11/27/2023 (b)	1,237,174	1,257,940
Senior Secured 2020 DIP Term Loan, 3 Month USD LIBOR + 5.50%, 6.50%, 7/13/2022 (b)	186,027	190,306
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.90%, 12/7/2026 (b)	178,999	177,706
		2,511,146
	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025 (b)	$ 174,222	$ 174,513
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Carnival Corporation Senior Secured USD Term Loan B, 1 Month USD LIBOR + 7.50%, 8.50%, 6/30/2025 (b)	144,275	149,212
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/17/2024 (g)	4,555	4,555
		153,767
ENTERTAINMENT — 0.0% (d)
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 10/19/2026 (b)	324,109	323,272
FOOD & BEVERAGE — 0.0% (d)
Caesars Resort Collection, LLC Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 4.50%, 4.65%, 7/21/2025 (b)	473,812	475,367
FOOD & STAPLES RETAILING — 0.0% (d)
United Natural Foods, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 10/22/2025 (b)	116,471	115,985
FOOD PRODUCTS — 0.1%
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.15%, 5/1/2026 (b)	1,394,220	1,385,618

19

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
FOOD-MISC/DIVERSIFIED — 0.0% (d)
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25%, 2.40%, 1/31/2027 (b)	$ 427,850	$ 424,427
H Food Holdings LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 3.83%, 5/23/2025 (b)	589,100	580,217
		1,004,644
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (d)
Avantor Funding, Inc. Senior Secured 2020 Incremental Term Loan B4, 1 Month USD LIBOR + 2.50%, 3.50%, 11/8/2027 (b)	205,000	205,642
Milano Acquisition Corp Senior Secured Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 10/1/2027 (b)	980,000	982,244
		1,187,886
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Air Methods Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/22/2024 (b)	395,897	383,427
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.63%, 2/11/2026 (b)	272,790	273,131
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 6/7/2023 (b)	695,080	692,365
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025 (b)	330,466	277,138
	Principal Amount	Value
Global Medical Response, Inc. Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 10/2/2025 (b)	$ 350,000	$ 348,469
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023 (b)	613,325	611,650
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.39%, 6/30/2025 (b)	255,000	251,717
Pathway Vet Alliance LLC:
Senior Secured 2020 Delayed Draw Term Loan, 3 Month USD LIBOR + 4.00%, 4.00%, 3/31/2027 (b)	73,475	73,558
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.00%, 4.15%, 3/31/2027 (b)	899,542	900,554
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 11/16/2025 (b)	318,096	317,878
Sotera Health Holdings, LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026 (b)	686,112	689,687
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024 (b)	173,200	155,108
Zelis Healthcare Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 4.90%, 9/30/2026 (b)	297,970	299,150
		5,273,832

20

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 0.2%
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 2.90%, 7/31/2024 (b)	$ 989,628	$ 978,905
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 12/23/2024 (b)	1,125,496	1,106,931
ClubCorp Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.00%, 9/18/2024 (b)	223,908	210,085
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 10/4/2023 (i)	1,203,090	1,165,445
Life Time Fitness, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/10/2022 (b)	321,519	314,285
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 3.00%, 10/15/2025 (b)	206,875	204,755
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 5.25%, 5/29/2026 (b)	92,419	63,384
Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 8.00%, 9.00%, 2/28/2025 (b)	181,050	179,069
Vertical US Newco Inc Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.25%, 4.57%, 7/30/2027 (b)	1,620,937	1,635,405
		5,858,264
HOUSEHOLD PRODUCTS — 0.0% (d)
Energizer Holdings, Inc. , 2.75%, 12/22/2027 (b)	270,000	270,508
	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
Calpine Corporation:
Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.15%, 8/12/2026 (b)	$ 79,000	$ 78,075
Senior Secured Term Loan B9, 1 Month USD LIBOR + 2.25%, 2.40%, 4/5/2026 (b)	977,838	969,688
		1,047,763
INSURANCE — 0.1%
Acrisure, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/15/2027 (b)	837,528	824,094
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/12/2027 (b)	1,217,831	1,201,939
OneDigital Borrower LLC:
Senior Secured 2020 Delayed Draw Term Loan, 3 Month USD LIBOR, 11/16/2027 (b)	53,906	54,108
Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.50%, 5.25%, 11/16/2027 (b)	546,094	548,142
Ryan Specialty Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 9/1/2027 (b)	204,488	204,487
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 12/31/2025 (b)	836,815	825,137
		3,657,907
INTERACTIVE MEDIA & SERVICES — 0.1%
CommerceHub, Inc. Senior Secured 2020 Term Loan B, 4.75%, 12/2/2027 (b)	140,000	140,175

21

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Go Daddy Operating Company LLC Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 2.50%, 2.65%, 8/10/2027 (b)	$ 686,550	$ 691,315
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 3.00%, 5/31/2025 (b)	215,135	169,886
ION Trading Technologies S.a.r.l. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 11/21/2024 (b)	499,083	498,906
Ivanti Software, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.75%, 5.75%, 12/1/2027 (b)	265,000	264,834
		1,765,116
INTERNET & CATALOG RETAIL — 0.1%
Harbor Freight Tools USA, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.00%, 10/19/2027 (b)	405,000	405,737
PUG LLC Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 2/12/2027 (b)	318,408	304,612
Uber Technologies, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/4/2025 (b)	898,092	904,585
		1,614,934
INTERNET & TELECOM — 0.0% (d)
Cablevision Lightpath LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.75%, 11/30/2027 (b)	395,000	394,816
	Principal Amount	Value
CNT Holdings I Corp Senior Secured 2020 Term Loan, 6 Month USD LIBOR + 3.75%, 4.50%, 11/8/2027 (b)	$ 220,000	$ 220,568
		615,384
INTERNET GAMBLING — 0.0% (d)
Playtika Holding Corp Senior Secured Term Loan B, 3 Month USD LIBOR + 6.00%, 7.00%, 12/10/2024 (b)	194,872	196,434
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 6/15/2025 (b)	701,273	684,510
Flexential Intermediate Corporation Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 3.75%, 8/1/2024 (b)	450,967	405,462
Science Applications International Corporation Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 2.25%, 2.40%, 3/12/2027 (b)	204,000	204,255
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023 (b)	854,572	840,686
VS Buyer LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 2/28/2027 (b)	1,027,238	1,025,311
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025 (b)	288,696	285,207
		3,445,431

22

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Parexel International Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 9/27/2024 (b)	$ 712,297	$ 701,612
MACHINERY — 0.1%
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 3/29/2025 (b)	1,384,374	1,374,074
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 8/5/2024 (b)	355,000	351,894
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75%, 1.90%, 3/1/2027 (b)	238,200	235,371
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.00%, 3.27%, 3/28/2025 (b)	289,180	282,790
		2,244,129
MACHINERY-CONSTRUCTION & MINING — 0.0% (d)
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.71%, 8/21/2026 (b)	318,494	307,431
MEDIA — 0.2%
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 2.66%, 4/15/2027 (b)	1,400,796	1,392,041
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 2.89%, 9/18/2026 (b)	1,065,491	1,060,702
	Principal Amount	Value
Radiate Holdco LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 9/25/2026 (b)	$ 1,060,000	$ 1,063,143
Rentpath, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 7.00%, 12/17/2021 (b)	361,692	162,761
Sinclair Television Group Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 2.65%, 9/30/2026 (b)	276,500	274,254
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 2.66%, 1/31/2028 (b)	1,348,421	1,338,065
		5,290,966
MISCELLANEOUS MANUFACTUR — 0.0% (d)
Gemini HDPE LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.50%, 12/10/2027	350,000	348,687
MRI/MEDICAL DIAG IMAGING — 0.0% (d)
IQVIA Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 2.00%, 6/11/2025 (b)	451,889	449,725
Radiology Partners, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 4.25%, 4.38%, 7/9/2025 (b)	618,810	610,044
		1,059,769
OIL REFINING & MARKETING — 0.0% (d)
Gulf Finance, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 6.25%, 8/25/2023 (b)	221,668	169,180

23

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 4.25%, 2/7/2025 (b)	$ 178,958	$ 177,371
Pacific Gas & Electric Company Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 6/23/2025 (b)	601,975	610,101
		787,472
PHARMACEUTICALS — 0.0% (d)
Bausch Health Companies Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 6/2/2025 (b)	361,213	360,368
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 11/27/2025 (b)	866,250	859,597
		1,219,965
PIPELINES — 0.1%
Blackstone CQP Holdco L.P. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.74%, 9/30/2024 (b)	569,221	568,510
Buckeye Partners, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 11/1/2026 (b)	481,362	481,514
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 5/22/2026 (b)	696,423	681,843
		1,731,867
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 2/6/2026 (b)	1,380,700	1,383,958
	Principal Amount	Value
PUBLISHING-BOOKS — 0.0% (d)
Getty Images, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 4.69%, 2/19/2026 (b)	$ 239,908	$ 236,984
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 1.75%, 1.89%, 12/20/2024 (b)	1,423,068	1,402,967
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50%, 4.50%, 6/30/2024 (b)	357,473	207,372
RETAIL-BUILDING PRODUCTS — 0.0%
LBM Acquisition LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 4.50%, 12/9/2027 (b)	208,636	208,897
RETAIL-RESTAURANTS — 0.1%
IRB Holding Corp:
Senior Secured 2020 Fourth Incremental Term Loan, 12/15/2027 (i)	280,000	280,831
Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025 (b)	728,381	723,621
Whatabrands LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.97%, 7/31/2026 (b)	295,251	293,129
		1,297,581

24

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
SEMICONDUCTOR EQUIPMENT — 0.0% (d)
Tech Data Corporation Senior Secured ABL Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 6/30/2025 (b)	$ 842,887	$ 849,470
SOFTWARE — 0.6%
Banff Merger Sub, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 10/2/2025 (b)	299,237	298,604
Camelot U.S. Acquisition 1 Co. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 10/30/2026 (b)	1,232,550	1,228,828
Castle US Holding Corporation Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.75%, 4.00%, 1/29/2027 (b)	1,272,000	1,251,724
Cengage Learning, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 6/7/2023 (b)	539,198	518,671
Cornerstone OnDemand, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.39%, 4/22/2027 (b)	345,923	348,023
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024 (b)	517,667	508,393
Senior Secured USD 2nd Lien Term Loan, 6 Month USD LIBOR + 7.25%, 8.25%, 6/13/2025 (b)	105,000	105,712
Flexera Software LLC Senior Secured 2020 Incremental Term Loan, 1/26/2028 (i)	540,000	540,675
Greeneden U.S. Holdings II LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 12/1/2027 (b)	1,227,018	1,231,429
	Principal Amount	Value
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 7/1/2024 (b)	$ 1,222,687	$ 1,227,272
Informatica LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 2/25/2027 (b)	203,463	202,176
LogMeIn, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 4.88%, 8/31/2027 (b)	420,000	419,477
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 11/29/2024 (b)	1,073,052	1,057,209
PointClickCare Technologies, Inc. Senior Secured Term Loan B, 12/29/2027 (i)	145,000	145,000
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/26/2024 (b)	712,615	707,862
Riverbed Technology, Inc. , 1/27/2021 (i)	178,500	204,061
Sabre GLBL,Inc. Senior Secured 2020 Term Loan B, 12/10/2027 (i)	135,000	135,506
Severin Acquisition, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 8/1/2025 (b)	1,039,394	1,029,390
Solera, LLC Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 3/3/2023 (b)	1,413,537	1,405,105
Sophia, L.P. Senior Secured 2020 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.50%, 10/7/2027 (b)	595,000	597,868

25

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
STG-Fairway Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 1/31/2027 (b)	$ 304,236	$ 300,148
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.73%, 3/5/2027 (b)	1,034,800	1,027,298
Tempo Acquisition LLC Senior Secured 2020 Extended Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 11/2/2026 (b)	1,080,555	1,075,493
Tibco Software Inc. Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75%, 3.90%, 6/30/2026 (b)	1,034,513	1,018,023
Ultimate Software Group Inc(The):
Senior Secured 2020 2nd Lien Incremental Term Loan, 5/3/2027 (b)	95,000	97,969
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 5/4/2026 (b)	1,407,187	1,408,433
Ultimate Software Group, Inc. (The) Senior Secured 2020 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.75%, 5/4/2026 (b)	867,825	873,691
Virtusa Corp. Senior Secured Term Loan B, 12/1/2027 (i)	70,000	69,737
		19,033,777
SPECIALTY RETAIL — 0.0% (d)
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 5.75%, 9/25/2024 (b)	396,923	398,838
PetSmart, Inc. Senior Secured Consenting Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 3/11/2022 (b)	722,185	723,933
		1,122,771
	Principal Amount	Value
TELECOM SERVICES — 0.0% (d)
Connect Finco Sarl Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026 (b)	$ 143,913	$ 144,748
TELECOMMUNICATION EQUIP — 0.1%
Altice France S.A. Senior Secured 2018 Term Loan B13, 3 Month USD LIBOR + 4.00%, 4.24%, 8/14/2026 (b)	759,190	757,846
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.41%, 12/15/2024 (b)	235,245	236,945
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 6 Month USD LIBOR + 3.75%, 4.50%, 12/1/2027 (b)	275,000	275,401
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 3/1/2027 (i)	957,531	943,766
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.64%, 11/30/2025 (b)	180,055	164,118
		2,378,076
TELEVISION — 0.0% (d)
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 2.64%, 1/2/2026 (b)	1,209,581	1,203,533
TRANSPORT-AIR FREIGHT — 0.0% (d)
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026 (b)	559,164	538,548
TOTAL SENIOR FLOATING RATE LOANS (Cost $100,835,547)		100,795,863

26

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.3%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050	$ 48,805,054	$ 50,710,096
2.00%, 10/1/2050	39,423,114	40,961,945
2.50%, 4/1/2033	2,244,389	2,372,757
2.50%, 11/1/2050	19,506,416	20,560,074
3.00%, 11/1/2042	10,849,033	11,573,139
3.00%, 12/1/2042	7,777,432	8,217,283
3.00%, 1/1/2045	1,484,373	1,578,820
3.00%, 2/1/2045	1,011,052	1,067,832
3.00%, 3/1/2045	1,042,906	1,101,475
3.00%, 4/1/2045	25,263,463	26,814,095
3.00%, 5/1/2045	3,945,578	4,167,159
3.00%, 8/1/2045	11,165,026	11,792,043
3.00%, 7/1/2047	3,890,775	4,110,817
3.50%, 2/1/2045	1,661,742	1,786,400
3.50%, 4/1/2045	20,594,994	22,529,586
3.50%, 6/1/2045	10,253,707	11,280,402
3.50%, 10/1/2045	11,319,245	12,453,364
3.50%, 2/1/2046	7,527,525	7,994,157
4.00%, 4/1/2047	19,588,605	21,047,631
4.00%, 7/1/2047	5,554,674	5,968,441
4.00%, 10/1/2047	11,757,674	12,633,502
4.50%, 6/1/2044	1,469,699	1,640,159
Series 326, Class 300, CMO, 3.00%, 3/15/2044	21,097,784	22,708,017
Series 358, Class 300, CMO, 3.00%, 10/15/2047	23,701,846	25,557,603
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	4,045,579	4,600,925
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.84%, 5/15/2041 (b)	6,855,305	1,030,674
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	6,205,565	6,615,790
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 6.49%, 5/15/2041 (b)	1,153,828	147,927
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	10,094,027	10,415,088
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	12,166,581	12,412,581
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	30,960,138	34,995,454
	Principal Amount	Value
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	$ 3,572,958	$ 3,852,836
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,068,177	14,116,217
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	827,976	842,661
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,313,327	4,669,028
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	2,992,499	3,059,487
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	6,674,411	6,892,837
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,891,411	14,835,065
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	3,271,439	3,364,917
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	7,462,285	7,705,847
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	6,621,662	6,775,399
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	897,569	898,569
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	9,182,219	9,779,539
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	6,252,135	6,385,262
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	7,598,526	7,836,344
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	467,894	468,244
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	1,180,153	1,183,220
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	5,842,681	6,080,067
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	10,925,492	11,203,084
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	8,188,881	8,596,296

27

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	$ 20,271,162	$ 20,799,422
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	13,736,665	15,086,150
Series 4729, Class ZN, CMO, 3.50%, 10/15/2047	11,170,285	12,185,792
Series 4750, Class PA, 3.00%, 7/15/2046	10,773,026	11,210,257
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	8,824,322	9,277,313
Series 4951, Class EA, CMO, 2.50%, 9/15/2044	8,743,117	9,181,193
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	10,334,310
1.50%, 12/1/2035	16,787,878	17,277,584
1.50%, 12/1/2050	13,662,425	13,809,745
2.00%, 7/1/2035	1,857,637	1,942,558
2.00%, 9/1/2035	9,640,335	10,081,039
2.22%, 12/1/2029	5,400,000	5,824,378
2.29%, 10/1/2031	3,508,000	3,783,507
2.32%, 12/1/2029	7,600,000	8,238,270
2.41%, 10/1/2029	25,000,000	27,225,535
2.44%, 1/1/2032	16,600,000	18,088,649
2.50%, 10/1/2040	24,686,627	26,420,192
2.50%, 9/1/2046	3,092,336	3,227,817
2.50%, 2/1/2047	8,623,831	9,112,011
2.50%, 10/1/2050	22,141,423	23,336,235
2.50%, 11/1/2050	19,448,853	20,888,128
LIBOR + 1.66% 2.68%, 5/1/2044 (b)	9,023,802	9,342,407
2.69%, 8/1/2030	24,046,931	26,529,086
2.80%, 11/1/2039	10,034,000	11,092,677
2.96%, 9/1/2034	14,700,000	16,589,805
3.00%, 5/1/2035	5,753,234	6,086,339
3.00%, 10/1/2041	18,029,573	19,051,167
3.00%, 3/1/2043	3,850,395	4,128,281
3.00%, 7/1/2043	4,698,028	4,928,212
3.00%, 1/1/2045	623,791	653,547
3.00%, 3/1/2045	1,457,380	1,538,796
3.00%, 4/1/2045	4,153,245	4,327,332
3.00%, 7/1/2045	22,093,872	23,688,401
3.00%, 10/1/2046	4,817,025	5,089,968
3.00%, 2/1/2047	16,711,523	17,658,433
3.00%, 11/1/2048	10,186,481	10,763,669
3.00%, 10/1/2049	6,408,213	6,758,011
3.00%, 4/1/2053	14,527,350	16,017,796
3.50%, 9/1/2034	1,541,995	1,657,049
3.50%, 12/1/2034	1,398,026	1,502,337
3.50%, 2/1/2035	895,764	962,600
3.50%, 1/1/2045	9,915,647	10,882,587
	Principal Amount	Value
3.50%, 2/1/2045	$ 2,857,362	$ 3,070,968
3.50%, 6/1/2045	9,514,733	10,464,551
3.50%, 7/1/2050	8,935,332	9,530,143
3.88%, 10/1/2030	11,560,000	13,590,340
4.50%, 3/1/2044	1,453,397	1,622,057
4.50%, 6/1/2044	558,380	623,178
4.50%, 7/1/2044	666,012	743,300
4.50%, 2/1/2045	915,933	1,022,223
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	1,901,705	2,031,907
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.85%, 6/25/2041 (b)	4,179,292	741,939
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	1,418,765	1,423,373
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	2,562,363	2,691,285
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.77%, 1/25/2043 (b)	527,755	540,736
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,690,562	19,049,673
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	2,907,341	2,934,360
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.77%, 4/25/2043 (b)	1,435,996	1,505,548
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,744,394	7,002,609
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,720,122	10,073,156
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	4,678,581	4,819,843
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	7,386,478	8,034,202
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	4,550,355	4,612,544
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,981,237	5,368,121
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	7,900,869	8,237,284

28

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	$ 10,123,942	$ 10,897,824
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	12,358,002	12,826,193
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	4,923,576	4,980,919
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	15,874,351	16,618,717
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	4,732,557	4,747,966
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	3,715,151	3,767,159
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	12,836,771	12,950,003
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	11,477,182	11,699,945
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	15,233,776	15,506,282
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	13,980,367	14,066,451
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	7,324,613	7,677,825
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	6,572,823	6,903,312
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	10,000,000	10,377,069
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 5.90%, 11/16/2043 (b)	1,508,778	240,986
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	6,026,979	6,118,266
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 6.03%, 7/20/2042 (b)	4,004,795	312,936
Series 2020-116, Class HS, CMO, IO, 1 Month USD LIBOR + 6.20% 6.05%, 8/20/2050 (b)	13,319,165	2,545,891
	Principal Amount	Value
Series 2020-173, Class SY, CMO, IO, 1 Month USD LIBOR + 6.30% 6.15%, 11/20/2050 (b)	$ 35,926,845	$ 9,387,582
Series 2020-176, Class SL, CMO, IO, 1 Month USD LIBOR + 5.00% 4.85%, 11/20/2050 (b)	11,103,714	2,536,984
Seasoned Credit Risk Transfer Trust Series Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	15,137,267	15,592,844
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,242,101,628)		1,285,457,234
U.S. TREASURY OBLIGATIONS — 25.0%
Treasury Bill:
0.09%, 6/3/2021	106,800,000	106,763,176
0.11%, 4/29/2021	66,800,000	66,781,862
Treasury Bonds 2.00%, 2/15/2050	17,500,000	19,017,578
Treasury Notes:
0.25%, 11/15/2023	99,800,000	100,072,891
0.25%, 6/30/2025	66,900,000	66,727,524
0.50%, 6/30/2027	53,800,000	53,568,828
0.63%, 5/15/2030	27,500,000	26,889,844
0.63%, 8/15/2030	37,000,000	36,080,781
1.50%, 8/31/2021	98,700,000	99,586,758
1.50%, 2/15/2030	58,000,000	61,371,250
1.63%, 5/15/2026	18,800,000	20,014,656
2.13%, 7/31/2024	37,200,000	39,734,250
2.25%, 11/15/2025	73,400,000	80,160,829
2.38%, 5/15/2029	38,000,000	42,945,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $808,612,890)		819,716,165
MORTGAGE-BACKED SECURITIES — 7.5%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	4,663,524	3,918,538
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	3,288,130	2,651,124
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,919,172	2,245,390
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	3,081,272	3,081,272

29

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (f)	$ 2,911,721	$ 2,886,640
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	4,423,740	3,825,023
BANK Series 2017-BNK6, Class XA, IO, 0.82%, 7/15/2060 (b)	53,532,851	2,145,742
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03% 1.19%, 8/15/2036 (a) (b)	2,449,000	2,396,974
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 1.36%, 8/15/2036 (a) (b)	863,000	842,519
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 1.86%, 8/15/2036 (a) (b)	983,000	940,006
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 2.66%, 8/15/2036 (a) (b)	1,982,000	1,889,582
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 3.66%, 8/15/2036 (a) (b)	1,974,000	1,790,799
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 10/15/2037 (a) (b)	205,725	200,482
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.45%, 1/26/2037 (a) (b)	8,852,195	7,815,161
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.25%, 9/15/2037 (a) (b)	223,671	205,852
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.23%, 12/15/2037 (a) (b)	1,068,000	1,067,912
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	886,893	786,226
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	3,039,205	2,472,257
	Principal Amount	Value
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 3.16%, 11/15/2036 (a) (b)	$ 1,738,000	$ 1,672,810
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 3.90%, 11/15/2036 (a) (b)	545,000	525,667
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 3.85%, 3/25/2037 (b)	2,342,753	2,117,903
Series 2007-AR5, Class 1A2A, CMO, 3.55%, 4/25/2037 (b)	1,107,190	1,005,900
Series 2018-C, Class A2, CMO, 4.25%, 3/25/2059 (a) (f)	10,560,900	10,529,919
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	5,413,861	5,218,225
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 9/15/2033 (a) (b)	347,000	330,577
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 8/15/2035 (a) (b)	480,711	478,351
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.72%, 11/15/2050 (b)	64,444,877	2,432,862
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,741,436	1,876,359
CSMC Trust:
Series 2017-MOON, Class E, 3.20%, 7/10/2034 (a) (b)	3,181,000	3,166,930
Series 2019-RPL8, Class A2, CMO, 4.08%, 10/25/2058 (a) (f)	20,313,550	20,227,390
Series 2020-RPL2, Class A12, CMO, 3.50%, 2/25/2060 (a)	12,135,802	12,172,065

30

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 0.96%, 5/15/2035 (a) (b)	$ 3,086,062	$ 3,086,975
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 4/15/2036 (a) (b)	1,438,257	1,419,954
Federal National Mortgage Association Series 2018-M10, Class A1, 3.37%, 7/25/2028 (b)	12,527,559	13,812,928
FMC GMSR Issuer Trust:
Series 2019-GT2, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	3,100,000	3,041,030
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,998,428
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	1,846,452	1,932,583
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.89%, 12/15/2036 (a) (b)	100,000	90,003
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.12%, 8/10/2050 (b)	40,406,038	2,269,814
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 1.06%, 7/15/2031 (a) (b)	650,000	635,566
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 1.76%, 7/15/2031 (a) (b)	650,000	615,848
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 2.26%, 7/15/2031 (a) (b)	650,000	609,210
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 2.96%, 7/15/2031 (a) (b)	650,000	596,954
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 4.08%, 7/15/2031 (a) (b)	650,000	548,151
Series 2019-SOHO, Class E, 1 Month USD LIBOR + 1.87% 2.03%, 6/15/2036 (a) (b)	3,411,000	3,173,634
	Principal Amount	Value
GSR Mortgage Loan Trust Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + .22%, 0.59%, 8/25/2046 (b)	$ 15,528,032	$ 5,101,973
Headlands Residential Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	4,100,000	4,120,496
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.16%, 6/15/2032 (a) (b)	2,004,274	1,974,451
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.75%, 12/15/2049 (b)	55,076,082	1,681,618
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 3.80%, 1/26/2051 (a) (b)	9,032,922	9,052,612
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (a) (b)	1,348,334	1,348,794
New Residential Mortgage Loan Trust:
Series 2020-NPL1, Class A1, CMO, 4.34%, 7/25/2060 (a) (f)	2,581,217	2,612,641
Series 2020-NPL2, Class A1, CMO, 3.23%, 8/25/2060 (a) (f)	6,322,111	6,368,093
Series 2020-RPL2, Class A1, CMO, VRN, 3.58%, 8/25/2025 (a) (b)	777,808	779,628
NRPL Trust:
Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (f)	3,964,498	4,000,489
Series 2019-3A, Class A1, CMO, 3.00%, 7/25/2059 (a) (f)	4,855,227	4,884,101
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 2.90%, 5/27/2023 (a) (b)	3,078,566	2,960,850
PRPM LLC Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (a) (f)	16,866,508	16,878,967

31

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 1.94%, 6/15/2033 (a) (b)	$ 3,365,731	$ 3,379,294
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.24%, 6/15/2033 (a) (b)	1,438,434	1,431,465
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	17,070,332	18,450,043
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	9,335,728	9,622,213
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.53%, 9/25/2036 (b)	607,186	566,426
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 0.83%, 7/19/2034 (b)	1,709,630	1,652,850
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.54%, 6/15/2050 (b)	20,710,942	1,550,511
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,246,809	1,246,809
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (f)	2,866,054	988,405
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	5,058,091	4,724,713
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.39%, 8/25/2037 (b)	2,231,413	2,151,148
TOTAL MORTGAGE-BACKED SECURITIES (Cost $249,903,250)		245,276,125
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.4%
BANK Series 2017-BNK4, Class XA, IO, 1.40%, 5/15/2050 (b)	29,646,341	1,844,455
	Principal Amount	Value
BBCMS Mortgage Trust Series 2017-DELC, Class A, 1 Month USD LIBOR + 0.85%, 1.01%, 8/15/2036 (a) (b)	$ 2,552,000	$ 2,523,438
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.20%, 2/15/2051 (b)	1,805,000	1,969,239
Series 2020-B19, Class XA, IO, VRN, 1.78%, 9/15/2053 (b)	20,075,467	2,353,579
BX Trust:
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 3.31%, 7/15/2034 (a) (b)	1,160,650	1,149,107
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 2.21%, 7/15/2034 (a) (b)	736,547	728,979
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 3.31%, 7/15/2034 (a) (b)	1,805,400	1,782,950
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 1.93%, 5/15/2035 (a) (b)	275,000	266,409
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	4,009,000	4,030,274
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.29%, 5/10/2050 (b)	16,587,111	946,271
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.00%, 1/10/2048 (b)	23,815,320	1,016,623
Series 2016-C4, Class XA, IO, 1.67%, 5/10/2058 (b)	11,369,795	775,260
Series 2017-C8, Class XA, IO, 1.60%, 6/15/2050 (b)	26,975,644	1,885,061
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.42%, 2/10/2048 (b)	2,541,000	2,691,214
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (a) (b)	423,700	333,935
Series 2015-GC31, Class C, 4.05%, 6/10/2048 (b)	1,500,000	1,471,690
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,505,308

32

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Series 2016-GC36, Class XA, IO, 1.25%, 2/10/2049 (b)	$ 20,924,281	$ 1,045,484
Series 2020-555, Class E, 3.62%, 12/10/2041 (a) (b)	2,047,000	1,962,962
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.12%, 10/10/2046 (b)	26,949,546	720,501
Series 2015-CR22, Class XA, IO, 0.89%, 3/10/2048 (b)	8,930,529	248,097
Series 2015-CR26, Class B, 4.48%, 10/10/2048 (b)	1,600,000	1,802,138
Series 2015-CR26, Class XA, IO, 0.93%, 10/10/2048 (b)	20,487,926	749,537
Series 2015-DC1, Class C, VRN, 4.31%, 2/10/2048 (b)	644,000	607,443
Series 2015-DC1, Class XA, IO, 1.02%, 2/10/2048 (b)	7,500,660	232,021
Series 2015-LC21, Class C, 4.33%, 7/10/2048 (b)	968,000	946,860
Series 2016-CR28, Class C, 4.64%, 2/10/2049 (b)	2,011,000	2,110,492
Series 2016-DC2, Class XA, IO, 0.98%, 2/10/2049 (b)	18,885,612	724,020
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,451,988
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,308,048
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	959,371
Series 2015-C4, Class XA, IO, 0.82%, 11/15/2048 (b)	33,074,401	1,111,206
CSMC 2020-NET Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,440,000	2,527,421
CSMC Trust Series 2017-MOON, Class D, 3.20%, 7/10/2034 (a) (b)	2,263,000	2,258,568
	Principal Amount	Value
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.53%, 10/10/2034 (a) (b)	$ 872,000	$ 896,049
DBWF Mortgage Trust Series 2018-GLKS, Class A, 1 Month USD LIBOR + 1.03%, 1.18%, 12/19/2030 (a) (b)	2,552,000	2,520,186
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	2,487,000	2,453,756
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 3.29%, 12/15/2036 (a) (b)	100,000	89,105
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.49%, 2/10/2046 (b)	11,937,486	291,777
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.73%, 9/10/2047 (b)	28,062,624	617,360
Series 2015-GC32, Class XA, IO, 0.74%, 7/10/2048 (b)	23,265,274	662,466
Series 2015-GC34, Class XA, IO, 1.22%, 10/10/2048 (b)	15,721,500	746,008
Series 2015-GS1, Class XA, IO, 0.76%, 11/10/2048 (b)	25,946,141	837,703
Series 2016-GS3, Class XA, IO, 1.22%, 10/10/2049 (b)	25,090,692	1,440,175
Series 2019-GC38, Class XA, IO, 0.96%, 2/10/2052 (b)	40,568,003	2,612,312
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 3.31%, 11/15/2036 (a) (b)	2,766,018	2,496,470
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 1.11%, 6/15/2034 (a) (b)	1,937,636	1,918,071
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 1.26%, 6/15/2034 (a) (b)	1,937,636	1,918,521

33

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90%, 2.06%, 6/15/2032 (a) (b)	$ 126,758	$ 126,237
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class B, VRN, 5.42%, 8/15/2046 (a) (b)	648,000	656,737
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,812,580
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	3,212,800
Series 2015-JP1, Class XA, IO, 0.94%, 1/15/2049 (b)	17,253,101	628,218
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	3,074,656
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	1,109,876
Series 2014-C25, Class XA, IO, 0.85%, 11/15/2047 (b)	5,102,373	139,761
Series 2014-C26, Class C, 4.38%, 1/15/2048 (b)	1,500,000	1,579,244
Series 2015-C28, Class XA, IO, 0.97%, 10/15/2048 (b)	8,936,607	288,147
Series 2015-C30, Class XA, IO, 0.51%, 7/15/2048 (b)	25,900,623	518,413
Series 2015-C32, Class C, 4.65%, 11/15/2048 (b)	1,132,000	922,010
Series 2015-C33, Class C, 4.61%, 12/15/2048 (b)	1,739,000	1,831,569
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.57%, 6/15/2049 (b)	18,763,381	1,108,621
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.99%, 3/10/2050 (a) (b)	43,699,196	1,361,671
Manhattan West:
Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,534,241
Series 2020-1MW, Class D, VRN, 2.34%, 9/10/2039 (a) (b)	2,462,000	2,463,273
	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.59%, 10/15/2046 (b)	$ 12,602,013	$ 164,254
Series 2013-C7, Class XA, IO, 1.33%, 2/15/2046 (b)	13,143,343	266,298
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	527,327
Series 2015-C27, Class C, 4.52%, 12/15/2047 (b)	1,219,000	1,140,202
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,514,932
Series 2016-C28, Class XA, IO, 1.20%, 1/15/2049 (b)	20,611,834	929,848
Series 2016-C30, Class XA, IO, 1.40%, 9/15/2049 (b)	18,192,871	1,105,878
Series 2016-C31, Class C, 4.31%, 11/15/2049 (b)	3,358,000	3,114,500
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.87%, 12/15/2048 (b)	24,528,449	884,465
Series 2019-H7, Class C, 4.13%, 7/15/2052	2,800,000	2,891,914
Series 2019-L3, Class XA, IO, 0.64%, 11/15/2052 (b)	55,997,077	2,744,653
Series 2020-HR8, Class XA, IO, VRN, 1.85%, 7/15/2053 (b)	21,482,395	3,080,488
Series 2020-L4, Class XA, IO, VRN, 1.08%, 2/15/2053 (b)	33,128,060	2,756,581
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.06%, 10/15/2050 (b)	24,114,578	1,358,258
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	3,132,177	3,068,218
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	3,484,174	3,521,428
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	277,000	102,057
Series 2015-C26, Class XA, IO, 1.21%, 2/15/2048 (b)	7,674,119	316,025

34

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

	Principal Amount	Value
Series 2015-C28, Class C, 4.09%, 5/15/2048 (b)	$ 1,500,000	$ 1,515,913
Series 2015-LC20, Class XA, IO, 1.31%, 4/15/2050 (b)	6,881,279	252,950
Series 2015-NXS1, Class XA, IO, 1.10%, 5/15/2048 (b)	7,439,717	272,744
Series 2015-NXS2, Class XA, IO, 0.66%, 7/15/2058 (b)	23,463,931	601,259
Series 2015-P2, Class XA, IO, 0.92%, 12/15/2048 (b)	17,763,345	690,797
Series 2016-C33, Class XA, IO, 1.62%, 3/15/2059 (b)	12,093,488	812,979
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	3,155,563
Series 2016-LC24, Class C, VRN, 4.46%, 10/15/2049 (b)	1,900,000	1,978,377
Series 2017-C38, Class XA, IO, 1.04%, 7/15/2050 (b)	37,342,049	1,882,614
Series 2017-RC1, Class XA, IO, 1.49%, 1/15/2060 (b)	24,394,956	1,537,216
Series 2019-C50, Class XA, IO, 1.42%, 5/15/2052 (b)	29,981,052	2,624,168
Series 2020-C57, Class XA, IO, VRN, 2.10%, 8/15/2053 (b)	16,298,625	2,515,245
Series 2020-C58, Class XA, IO, VRN, 1.89%, 7/15/2053 (b)	20,218,000	2,897,325
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.02%, 3/15/2047 (b)	8,659,158	204,306
Series 2014-C21, Class XA, IO, 1.03%, 8/15/2047 (b)	15,343,474	424,890
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $172,871,834)		142,761,634

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (j) (k) (Cost $57,327,960)	57,327,960	$ 57,327,960
TOTAL INVESTMENTS — 99.8% (Cost $3,220,972,957)		3,265,613,530
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,263,778
NET ASSETS — 100.0%		$ 3,271,877,308
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2020. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the securities is $14,344, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	Position is unsettled. Contract rate was not determined at December 31, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2020.

35

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At December 31, 2020, the Fund had unfunded loan commitments of $45,900, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
LBM Acquisition LLC	45,900	46,422	522
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 479,754,223	$ —	$ 479,754,223
Asset-Backed Securities	—	107,284,732	—	107,284,732
Foreign Government Obligations	—	27,229,805	—	27,229,805
U.S. Government Agency Obligations	—	1,285,457,234	—	1,285,457,234
U.S. Treasury Obligations	—	819,716,165	—	819,716,165
Mortgage-Backed Securities	—	245,276,125	—	245,276,125
Commercial Mortgage Backed Securities	—	142,761,634	—	142,761,634
Common Stocks	—	—	9,789	9,789
Senior Floating Rate Loans	—	100,791,308	4,555	100,795,863
Short-Term Investment	57,327,960	—	—	57,327,960
TOTAL INVESTMENTS	$57,327,960	$3,208,271,226	$14,344	$3,265,613,530
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	522	—	522
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 522	$ —	$ 522
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,857,504	$67,857,504	$659,953,491	$670,483,035	$—	$—	57,327,960	$57,327,960	$21,079
36	ARTOTL

(b)	Not applicable to the registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1) Not applicable to the registrant.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive    officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 5, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: March 5, 2021